UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Caroline Kraus

Goldman Sachs & Co. LLC

200 West Street

New York, NY 10282

Copies to:

Geoffrey R.T. Kenyon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Reports to Shareholders are filed herewith.

Goldman

Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Goldman Sachs Multi-Strategy Alternatives Portfolio

Semi-Annual Report

June 30, 2021

Goldman Sachs Variable Insurance Trust

∎	GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND

∎	GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Global Trends Allocation Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021 – June 30, 2021	Fund Total Return (based on NAV)[1]	60% MSCI World / 40% Bloomberg Barclays U.S. Treasury Index[2]	MSCI World Index (Net, USD, Hedged)[3]	Bloomberg Barclays U.S. Treasury Index (Total Return, USD, Unhedged)[4]
Institutional	10.15%	7.27%	14.23%	-1.60%
Service	10.09	7.27	14.23	-1.60

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Fund’s blended benchmark index is comprised of 60% the MSCI World Index and 40% the Bloomberg Barclays U.S. Treasury Index. It is not possible to invest directly in an unmanaged index.

[3]

MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. It is not possible to invest directly in an unmanaged index.

[4]

Bloomberg Barclays U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. Treasury bills are excluded by the maturity constraint. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION5

[5]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The underlying composition of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Consequently, the Fund’s overall composition may differ from the percentages contained in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Multi-Strategy Alternatives Portfolio

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021 – June 30, 2021	Fund Total Return (based on NAV)[1]	ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index[2,3]
Institutional	4.97%	0.11%
Service	4.87	0.11
Advisor	4.78	0.11

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months. It is not possible to invest directly in an unmanaged index.

[3]

Please note that the Portfolio’s benchmark being the LIBOR Index is a means of emphasizing that the Portfolio has an unconstrained strategy. That said, this Portfolio employs a benchmark agnostic strategy and thus comparisons to a benchmark index are not particularly relevant.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

OVERALL UNDERLYING FUND AND ETF WEIGHTINGS4

Percentage of Net Assets

[4]

The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund and exchange traded fund (“ETF”) reflects the value of that Underlying Fund or ETF as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. Underlying sector allocations of exchange traded funds and investment companies held by the Portfolio are not reflected in the graph above. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 25.1%
106,665	iShares Core S&P 500 ETF	$45,857,417
107,500	Vanguard S&P 500 ETF	42,303,400

TOTAL EXCHANGE TRADED FUNDS
(Cost $52,029,504)		$88,160,817

Shares	Dividend Rate	Value

Investment Companies(a) – 55.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
105,776,890	0.026%	$105,776,890
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
17,641,672	0.006	17,641,672
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Shares
35,284,159	0.006	35,284,159
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Shares
35,283,344	0.006	35,283,344

TOTAL INVESTMENT COMPANIES
(Cost $193,986,065)		$193,986,065

TOTAL INVESTMENTS – 80.3%
(Cost $246,015,569)		$282,146,882

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.7%		69,324,689

NET ASSETS – 100.0%		$351,471,571

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	1,077	09/17/2021	$51,790,874	$(1,018,579)
FTSE 100 Index	239	09/17/2021	23,078,140	(371,245)
Japan 10 Year Bond	51	09/13/2021	69,658,761	155,379
Russell 2000 E-Mini Index	99	09/17/2021	11,423,610	(113,380)
S&P 500 E-Mini Index	417	09/17/2021	89,417,310	921,498
TOPIX Index	92	09/09/2021	16,090,373	(140,587)

Total Futures Contracts				$(566,914)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 95.9%
Equity – 39.0%
526,266	Goldman Sachs Tactical Tilt Overlay Fund	$5,446,849
91,735	Goldman Sachs Dynamic Global Equity Fund	2,267,698
185,595	Goldman Sachs Absolute Return Tracker Fund	1,956,171
84,485	Goldman Sachs Emerging Markets Equity Insights Fund	1,118,577

		10,789,295

Fixed Income – 56.9%
253,368	Goldman Sachs Managed Futures Strategy Fund	2,738,906
385,814	Goldman Sachs Alternative Premia Fund	2,712,271
185,033	Goldman Sachs Emerging Markets Debt Fund	2,292,563
163,537	Goldman Sachs Global Infrastructure Fund	2,103,090
215,821	Goldman Sachs Long Short Credit Strategies Fund	1,942,386
271,047	Goldman Sachs High Yield Fund	1,769,936
140,433	Goldman Sachs High Yield Floating Rate Fund	1,320,072
87,475	Goldman Sachs Strategic Income Fund	831,010

		15,710,234

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $25,167,718)		$26,499,529

Shares	Dividend Rate	Value

Investment Company(a) – 2.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
638,638	0.026%	$638,638
(Cost $638,638)

TOTAL INVESTMENTS – 98.2%
(Cost $25,806,356)		$27,138,167

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		495,822

NET ASSETS – 100.0%		$27,633,989

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	7	09/17/2021	$477,680	$(2,429)
Russell 2000 E-Mini Index	2	09/17/2021	230,780	(662)
U.S. Treasury 10 Year Note	16	09/21/2021	2,118,750	10,971

Total Futures Contracts				$7,880

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At June 30, 2021, the Portfolio had the following purchased options contracts:

EXCHANGE TRADED INTEREST RATE OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ Depreciation

Purchased options contracts:

Calls
3 Month Eurodollar	97.75 USD	03/13/2023	7	$1,750,000	$28,963	$30,832	$(1,869)
	97.75 USD	06/19/2023	7	1,750,000	26,950	28,546	(1,596)
	99.00 USD	12/19/2022	39	9,750,000	55,575	55,537	38

Total purchased options contracts			53		$111,488	$114,915	$(3,427)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Global Trends Allocation Fund	Multi-Strategy Alternatives Portfolio

Assets:
Investments in affiliated Underlying Funds, at value (cost $193,986,065 and $25,806,356)	$193,986,065	$27,138,167
Investments in unaffiliated issuers, at value (cost $52,029,504 and $0)	88,160,817	—
Purchased Options, at value (premiums paid $0 and $114,915)	—	111,488
Cash	47,633,401	419,073
Foreign currencies, at value (cost $9,768,350 and $0)	9,425,115	—
Receivables:
Collateral on certain derivative contracts	12,545,395	33,056
Investments sold	429,535	—
Dividends	145,987	37,188
Shares sold	116,048	47,705
Reimbursement from investment adviser	19,983	13,295
Other assets	1,352	360

Total assets	352,463,698	27,800,332

Liabilities:
Variation margin on futures	477,324	400
Payables:
Management fees	190,032	—
Shares redeemed	116,582	19,834
Distribution and Service fees and Transfer Agency fees	77,832	7,868
Investments purchased	—	22,596
Accrued expenses	130,357	115,645

Total liabilities	992,127	166,343

Net Assets:
Paid-in capital	284,383,572	26,714,608
Total distributable earnings (loss)	67,087,999	919,381

NET ASSETS	$351,471,571	$27,633,989
Net Assets:
Institutional	$318,455	$2,833,951
Service	351,153,116	5,102,165
Advisor	—	19,697,873

Total Net Assets	$351,471,571	$27,633,989
Shares outstanding $0.001 par value (unlimited shares authorized):
Institutional	22,921	285,437
Service	25,343,009	514,870
Advisor	—	1,995,556
Net asset value, offering and redemption price per share:
Institutional	$13.89	$9.93
Service	13.86	9.91
Advisor	—	9.87

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Global Trends Allocation Fund	Multi-Strategy Alternatives Portfolio

Investment income:
Dividends — unaffiliated issuers	$553,389	$—
Dividends from affiliated Underlying Funds	20,269	163,224
Securities lending income — affiliated issuer	202	—

Total investment income	573,860	163,224

Expenses:
Management fees	1,353,040	18,116
Distribution and Service (12b-1) fees(a)	427,798	18,847
Professional fees	53,464	40,145
Transfer Agency fees(a)	34,251	2,415
Custody, accounting and administrative services	30,914	32,469
Printing and mailing costs	23,322	29,269
Trustee fees	9,662	9,424
Service fees — Advisor Shares	—	22,809
Other	22,330	2,754

Total expenses	1,954,781	176,248

Less — expense reductions	(363,808)	(107,380)

Net expenses	1,590,973	68,868

NET INVESTMENT INCOME (LOSS)	(1,017,113)	94,356

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	9,773,419	(35,195)
Investments — affiliated Underlying Funds	—	(117,297)
Futures contracts	23,240,561	21,878
Purchased options	—	28,111
Foreign currency transactions	60,563	—
Net change in unrealized gain (loss) on:
Investments — affiliated Underlying Funds	—	1,186,655
Investments — unaffiliated issuers	4,098,285	31,764
Futures contracts	(2,572,920)	(11,739)
Purchased options	—	(59,756)
Foreign currency translation	(590,150)	1,024

Net realized and unrealized gain	34,009,758	1,045,445

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,992,645	$1,139,801

(a) Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or (12b-1) Service Fees		Transfer Agency Fees
Fund	Service	Advisor	Institutional	Service	Advisor
Global Trends Allocation	$427,798	$—	$30	$34,221	$—
Multi-Strategy Alternatives	5,162	13,685	178	413	1,824

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Statements of Changes in Net Assets

	Global Trends Allocation Fund		Multi-Strategy Alternatives Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020

From operations:
Net investment income (loss)	$(1,017,113)	$(399,657)	$94,356	$492,763
Net realized gain (loss)	33,074,543	4,394,683	(102,503)	501,405
Net change in unrealized gain	935,215	8,569,920	1,147,948	520,781

Net increase in net assets resulting from operations	32,992,645	12,564,946	1,139,801	1,514,949

Distributions to shareholders:
From distributable earnings:
Institutional Shares	—	(5,497)	—	(30,659)
Service Shares	—	(5,648,001)	—	(63,162)
Advisor Shares	—	—	—	(298,027)

Total distributions to shareholders	—	(5,653,498)	—	(391,848)

From share transactions:
Proceeds from sales of shares	7,117,197	18,343,800	5,659,356	7,433,283
Reinvestment of distributions	—	5,653,498	—	391,848
Cost of shares redeemed	(24,711,635)	(40,330,893)	(1,854,829)	(5,834,245)

Net increase (decrease) in net assets resulting from share transactions	(17,594,438)	(16,333,595)	3,804,527	1,990,886

TOTAL INCREASE (DECREASE)	15,398,207	(9,422,147)	4,944,328	3,113,987

Net Assets:

Beginning of period	336,073,364	345,495,511	22,689,661	19,575,674

End of period	$351,471,571	$336,073,364	$27,633,989	$22,689,661

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Trends Allocation Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$12.61		$12.32	$11.65	$12.46	$11.33	$10.89

Net investment income (loss)(a)	(0.02)		0.02	0.15	0.14	0.06	(0.03)

Net realized and unrealized gain (loss)	1.30		0.52	1.28	(0.64)	1.46	0.52

Total from investment operations	1.28		0.54	1.43	(0.50)	1.52	0.49

Distributions to shareholders from net investment income	—		(0.07)	(0.22)	(0.12)	(0.07)	(0.05)

Distributions to shareholders from net realized gains	—		(0.18)	(0.54)	(0.19)	(0.32)	—

Total distributions	—		(0.25)	(0.76)	(0.31)	(0.39)	(0.05)

Net asset value, end of period	$13.89		$12.61	$12.32	$11.65	$12.46	$11.33

Total return(b)	10.15%		4.35%	12.29%	(4.08)%	13.36%	4.49%

Net assets, end of period (in 000s)	$318		$289	$277	$247	$30	$27

Ratio of net expenses to average net assets	0.68	%(c)	0.60%	0.59%	0.51%	0.68%	0.74%

Ratio of total expenses to average net assets	0.89	%(c)	0.90%	0.89%	0.86%	0.86%	0.89%

Ratio of net investment income (loss) to average net assets	(0.34	)%(c)	0.13%	1.18%	1.13%	0.46%	(0.25)%

Portfolio turnover rate(d)	8%		168%	61%	60%	64%	260%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Trends Allocation Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$12.59		$12.30	$11.64	$12.45	$11.32	$10.88

Net investment income (loss)(a)	(0.04)		(0.01)	0.11	0.08	0.03	0.02

Net realized and unrealized gain (loss)	1.31		0.51	1.28	(0.62)	1.46	0.45

Total from investment operations	1.27		0.50	1.39	(0.54)	1.49	0.47

Distributions to shareholders from net investment income	—		(0.03)	(0.19)	(0.08)	(0.04)	(0.03)

Distributions to shareholders from net realized gains	—		(0.18)	(0.54)	(0.19)	(0.32)	—

Total distributions	—		(0.21)	(0.73)	(0.27)	(0.36)	(0.03)

Net asset value, end of period	$13.86		$12.59	$12.30	$11.64	$12.45	$11.32

Total return(b)	10.09%		4.10%	11.94%	(4.34)%	13.11%	4.33%

Net assets, end of period (in 000s)	$351,153		$335,784	$345,219	$395,842	$406,867	$353,615

Ratio of net expenses to average net assets	0.93	%(c)	0.85%	0.84%	0.81%	0.93%	1.00%

Ratio of total expenses to average net assets	1.14	%(c)	1.15%	1.14%	1.11%	1.11%	1.13%

Ratio of net investment income (loss) to average net assets	(0.59	)%(c)	(0.12)%	0.91%	0.63%	0.21%	0.20%

Portfolio turnover rate(d)	8%		168%	61%	60%	64%	260%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Strategy Alternatives Portfolio
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$9.46		$9.02	$8.51	$9.39	$9.10	$9.15

Net investment income(a)(b)	0.06		0.25	0.30	0.24	0.21	0.11

Net realized and unrealized gain (loss)	0.41		0.39	0.48	(0.87)	0.30	(0.06)

Total from investment operations	0.47		0.64	0.78	(0.63)	0.51	0.05

Distributions to shareholders from net investment income	—		(0.20)	(0.27)	(0.25)	(0.22)	(0.10)

Net asset value, end of period	$9.93		$9.46	$9.02	$8.51	$9.39	$9.10

Total return(c)	4.97%		7.05%	9.11%	(6.74)%	5.60%	0.52%

Net assets, end of period (in 000s)	$2,834		$1,520	$1,309	$745	$453	$309

Ratio of net expenses to average net assets(d)	0.22	%(e)	0.21%	0.25%	0.22%	0.21%	0.24%

Ratio of total expenses to average net assets(d)	1.10	%(e)	1.39%	1.60%	1.57%	1.47%	2.37%

Ratio of net investment income to average net assets(b)	1.15	%(e)	2.73%	3.30%	2.62%	2.20%	1.17%

Portfolio turnover rate(f)	25%		5%	26%	61%	53%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Strategy Alternatives Portfolio
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$9.45		$9.02	$8.52	$9.41	$9.13	$9.14

Net investment income(a)(b)	0.04		0.23	0.32	0.28	0.27	0.08

Net realized and unrealized gain (loss)	0.42		0.38	0.43	(0.93)	0.22	(0.05)

Total from investment operations	0.46		0.61	0.75	(0.65)	0.49	0.03

Distributions to shareholders from net investment income	—		(0.18)	(0.25)	(0.24)	(0.21)	(0.04)

Net asset value, end of period	$9.91		$9.45	$9.02	$8.52	$9.41	$9.13

Total return(c)	4.87%		6.70%	8.82%	(6.93)%	5.37%	0.28%

Net assets, end of period (in 000s)	$5,102		$3,472	$2,857	$811	$105	$34

Ratio of net expenses to average net assets(d)	0.47	%(e)	0.46%	0.51%	0.47%	0.46%	0.46%

Ratio of total expenses to average net assets(d)	1.36	%(e)	1.65%	1.86%	1.95%	1.73%	1.97%

Ratio of net investment income to average net assets(b)	0.88	%(e)	2.51%	3.54%	3.08%	2.88%	0.92%

Portfolio turnover rate(f)	25%		5%	26%	61%	53%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Strategy Alternatives Portfolio
	Advisor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$9.42		$8.99	$8.49	$9.36	$9.08	$9.12

Net investment income(a)(b)	0.03		0.20	0.24	0.17	0.17	0.10

Net realized and unrealized gain (loss)	0.42		0.39	0.49	(0.83)	0.30	(0.07)

Total from investment operations	0.45		0.59	0.73	(0.66)	0.47	0.03

Distributions to shareholders from net investment income	—		(0.16)	(0.23)	(0.21)	(0.19)	(0.07)

Net asset value, end of period	$9.87		$9.42	$8.99	$8.49	$9.36	$9.08

Total return(c)	4.78%		6.56%	8.60%	(7.09)%	5.14%	0.27%

Net assets, end of period (in 000s)	$19,698		$17,698	$15,410	$13,460	$15,512	$10,778

Ratio of net expenses to average net assets(d)	0.62	%(e)	0.61%	0.64%	0.62%	0.61%	0.61%

Ratio of total expenses to average net assets(d)	1.52	%(e)	1.79%	2.01%	1.93%	1.88%	2.58%

Ratio of net investment income to average net assets(b)	0.72	%(e)	2.28%	2.61%	1.92%	1.78%	1.06%

Portfolio turnover rate(f)	25%		5%	26%	61%	53%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.    ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Global Trends Allocation	Institutional and Service	Diversified
Multi-Strategy Alternatives	Institutional, Service and Advisor	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Global Trends Allocation Fund and Multi-Strategy Alternatives Portfolio pursuant to management agreements (the “Agreements”) with the Trust.

The Multi-Strategy Alternatives Portfolio invests primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as investment adviser. Additionally, the Multi-Strategy Alternatives Portfolio may invest a portion of its assets directly in other securities and instruments, including unaffiliated exchange traded funds (“Unaffiliated Funds”).

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Funds and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of the Multi-Strategy Alternatives Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Multi-Strategy Alternatives Portfolio may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Multi-Strategy Alternatives Portfolio will vary.

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. Investments in ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, each Fund’s shares will correspondingly fluctuate in value. To the extent ETF investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Other Underlying Fund investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When the Multi-Strategy Alternatives Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Multi-Strategy Alternatives Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

GLOBAL TRENDS ALLOCATION
Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$88,160,817	$—	$—
Investment Companies	193,986,065	—	—

Total	$282,146,882	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$1,076,877	$—	$—

Liabilities(a)
Futures Contracts	$(1,643,791)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-STRATEGY ALTERNATIVES
Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$10,789,295	$—	$—
Fixed Income Underlying Funds	15,710,234	—	—
Investment Company	638,638	—	—

Total	$27,138,167	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$10,971	$—	$—
Purchased Options Contracts	111,488	—	—

Total	$122,459	$—	$—

Liabilities(a)
Futures Contracts	$(3,091)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4.    INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Global Trends Allocation

Risk	Statements of Assets and Liabilities	Assets(a)	Statements of Assets and Liabilities	Liabilities(a)
Equity	Variation margin on futures contracts	$921,498	Variation margin on futures contracts	$(1,643,791)
Interest Rate	Variation margin on futures contracts	155,379	—	—

Total		$1,076,877		$(1,643,791)

Multi-Strategy Alternatives

Risk	Statements of Assets and Liabilities	Assets(a)	Statements of Assets and Liabilities	Liabilities(a)
Equity	—	$—	Variation margin on futures contracts	$(3,091)
Interest Rate	Purchased options contracts, at value and variation margin on futures contracts	122,459	—	—

Total		$122,459		$(3,091)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information section of the Schedules of Investments. Only the variation margin as of June 30, 2021 is reported within the Statements of Assets and Liabilities.

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

4.    INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations.

Global Trends Allocation

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$23,565,493	$(2,606,034)
Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(324,932)	33,114

Total		$23,240,561	$(2,572,920)

Multi-Strategy Alternatives

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$71,115	$(21,882)
Interest Rate	Net realized gain (loss) from futures contracts and purchased options/Net change in unrealized gain (loss) on futures contracts and purchased options	(21,126)	(49,613)

Total		$49,989	$(71,495)

For the six months ended June 30, 2021, the relevant values for each derivative type were as follows:

	Average Number of Contracts(1)
Fund	Futures Contracts	Purchased Options
Global Trends Allocation	1,692	—

Multi-Strategy Alternatives	24	22

(1)

Amounts disclosed represent average number of contracts for futures and purchased options contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Funds held such derivatives during the six months ended June 30, 2021.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5.    AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Global Trends Allocation Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended June 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^
0.79%	0.71%	0.68%	0.66%	0.65%	0.79%	0.65%*

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.
*

GSAM agreed to waive a portion of its management fee in order to achieve a net management rate, as defined in the Fund’s most recent prospectus. This waiver will be effective through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees. For the six months ended June 30, 2021, GSAM waived $205,527 of its management fee.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Multi-Strategy Alternatives Portfolio’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of the Portfolio’s average daily net assets. GSAM has agreed to waive all of its management fee. The management fee waiver will remain in effect through at least April 30, 2022, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended June 30, 2021, GSAM waived $18,116 of its management fee.

The Global Trends Allocation Fund and the Multi-Strategy Alternatives Portfolio invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2021, GSAM waived $34,798 and $117 of the Global Trends Allocation Fund’s and the Multi-Strategy Alternatives Portfolio’s management fee, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of the Funds has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares.

The Trust, on behalf of Advisor Shares of the Multi-Strategy Alternatives Portfolio, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.15% of the Multi-Strategy Alternatives Portfolio’s average daily net assets attributable to Advisor Shares.

C.  Service Plans — The Trust, on behalf of Advisor Shares of the Multi-Strategy Alternatives Portfolio, has adopted a Service Plan to allow Advisor Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and administration services to their customers who are beneficial owners of such shares. The Service Plans each provide for compensation to the service organizations equal to 0.25% of the average daily net assets attributable to Advisor Shares of the Multi-Strategy Alternatives Portfolio.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional, Service and Advisor Shares.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

5.    AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Trends Allocation Fund and the Multi-Strategy Alternatives Portfolio are 0.004% and 0.204%, respectively. The Other Expense limitations will remain in place through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Total Expense Reductions
Global Trends Allocation	$240,325	$123,483	$363,808
Multi-Strategy Alternatives	18,233	89,147	107,380

F.  Line of Credit Facility — As of June 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

G.  Other Transactions with Affiliates — The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Treasury Instruments, Goldman Sachs Financial Square Treasury Obligations, and Goldman Sachs Financial Square Treasury Solutions Funds as of and for the six months ended June 30, 2021:

Investment Companies	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
Goldman Sachs Financial Square Government Fund	$100,915,798	$32,290,148	$(27,429,056)	$105,776,890	105,776,890	$15,388
Goldman Sachs Financial Square Treasury Instruments Fund	16,674,108	967,564	—	17,641,672	17,641,672	427
Goldman Sachs Financial Square Treasury Obligations Fund	33,348,216	2,527,025	(591,082)	35,284,159	35,284,159	3,414
Goldman Sachs Financial Square Treasury Solutions Fund	33,348,216	2,526,210	(591,082)	35,283,344	35,283,344	1,040

Total	$184,286,338	$38,310,947	$(28,611,220)	$193,986,065		$20,269

As of June 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 12% of the Institutional Shares of the Global Trends Allocation Fund.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5.    AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Multi-Strategy Alternatives Portfolio invests primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Multi-Strategy Alternatives Portfolio. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2021:

Underlying Funds	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) from Affiliated Investment Company	Change in Unrealized Appreciation (Depreciation)	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
Goldman Sachs Absolute Return Tracker Fund	$1,768,751	$400,001	$(320,000)	$11,272	$96,147	$1,956,171	185,595	$—
Goldman Sachs Alternative Premia Fund	1,059,257	1,600,000	—	—	53,014	2,712,271	385,814	—
Goldman Sachs Dynamic Global Equity Fund	—	2,050,000	—	—	217,698	2,267,698	91,735	—
Goldman Sachs Emerging Markets Debt Fund	2,194,144	305,021	(130,000)	(6,893)	(69,709)	2,292,563	185,033	39,879
Goldman Sachs Emerging Markets Equity Insights Fund	1,440,267	235,001	(700,000)	143,256	53	1,118,577	84,485	—
Goldman Sachs Financial Square Government Fund (Institutional Shares)	564,202	3,547,321	(3,472,885)	—	—	638,638	638,638	93
Goldman Sachs Global Infrastructure Fund	—	1,868,724	—	—	234,366	2,103,090	162,290	18,725
Goldman Sachs High Yield Floating Rate Fund	1,655,754	143,135	(499,999)	(16,806)	37,988	1,320,072	140,433	23,231
Goldman Sachs High Yield Fund	1,160,971	595,715	—	—	13,250	1,769,936	271,047	35,535
Goldman Sachs Long Short Credit Strategies Fund	2,734,018	297,026	(1,099,999)	(61,552)	72,893	1,942,386	215,821	26,941
Goldman Sachs Managed Futures Strategy Fund	3,113,123	100,000	(589,999)	15,138	100,644	2,738,906	253,368	—
Goldman Sachs Real Estate Securities Fund	818,261	—	(842,327)	(186,397)	210,463	—	—	—
Goldman Sachs Strategic Income Fund	2,179,357	118,823	(1,400,000)	(15,315)	(51,855)	831,010	87,475	18,820
Goldman Sachs Tactical Tilt Overlay Fund	3,375,146	1,800,000	—	—	271,703	5,446,849	526,266	—

Total	$22,063,251	$13,060,767	$(9,055,209)	$(117,297)	$1,186,655	$27,138,167		$163,224

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

6.    PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, were as follows:

Fund	Purchases	Sales and Maturities
Global Trends Allocation	$8,850,565	$53,771,037
Multi-Strategy Alternatives	9,612,241	5,798,321

7.    SECURITIES LENDING

The Multi-Strategy Alternatives Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Trends Allocation Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of June 30, 2021.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

7.    SECURITIES LENDING (continued)

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2021, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

For the six months ended June 30, 2021
Earnings of GSAL Relating to Securities Loaned	Amount Received by the Fund from Lending to Goldman Sachs

$21	$191

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended June 30, 2021:

	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021
Global Trends Allocation	$—	$26,525,100	$(26,525,100)	$—
Multi-Strategy Alternatives	153,000	174,250	(327,250)	—

8.    TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2020, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Global Trends Allocation	Multi-Strategy Alternatives
Capital loss carryforwards:
Perpetual Short-term	$—	$(247,553)
Timing differences (Straddle loss deferral and Late year Ordinary loss deferral)	$(7,053,130)	$(1)

As of June 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Trends Allocation	Multi-Strategy Alternatives
Tax cost	$249,641,845	$26,258,219
Gross unrealized gain	37,208,190	1,495,879
Gross unrealized loss	(4,703,153)	(615,931)
Net unrealized gain	$32,505,037	$879,948

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and options contracts and differences in the tax treatment of partnership investments.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

8.    TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9.    OTHER RISKS

The Funds’ and Underlying Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Multi-Strategy Alternatives Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Multi-Strategy Alternatives Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Multi-Strategy Alternatives Portfolio is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. in direct proportion to the amount of assets allocated to each. If the Multi-Strategy Alternatives Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Funds will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Funds. ETFs are subject to risks that do not apply to

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

9.    OTHER RISKS (continued)

conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Funds or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Funds or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Funds or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Funds’ or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Funds’ or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Funds’ or the Underlying Fund’s expense ratio. Similarly, large Funds or Underlying Fund share purchases may adversely affect the Funds’ or an Underlying Fund’s performance to the extent that the Funds or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Funds or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Funds or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Funds or an Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Funds or an Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Funds’ or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Funds’ or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Funds or an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Funds and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Funds and/or an Underlying Fund and their investments. Additionally, the Funds and/or Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds and the Underlying Fund have unsettled or open transactions defaults.

10.    INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

11.    SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12.    SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Trends Allocation Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Reinvestment of distributions	—	$—	440	$5,497
	—	—	440	5,497
Service Shares
Shares sold	536,910	7,117,197	1,538,326	18,343,800
Reinvestment of distributions	—	—	453,290	5,648,001
Shares redeemed	(1,862,530)	(24,711,635)	(3,383,659)	(40,330,893)
	(1,325,620)	(17,594,438)	(1,392,043)	(16,339,092)

NET DECREASE	(1,325,620)	$(17,594,438)	(1,391,603)	$(16,333,595)

	Multi-Strategy Alternatives Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	140,005	$1,378,058	44,537	$398,878
Reinvestment of distributions	—	—	3,244	30,659
Shares redeemed	(15,291)	(147,284)	(32,120)	(288,931)
	124,714	1,230,774	15,661	140,606
Service Shares
Shares sold	238,285	2,320,193	123,578	1,094,287
Reinvestment of distributions	—	—	6,691	63,162
Shares redeemed	(90,786)	(889,963)	(79,590)	(709,770)
	147,499	1,430,230	50,679	447,679
Advisor Shares
Shares sold	201,860	1,961,105	670,463	5,940,118
Reinvestment of distributions	—	—	31,672	298,027
Shares redeemed	(84,614)	(817,582)	(537,655)	(4,835,544)
	117,246	1,143,523	164,480	1,402,601

NET INCREASE	389,459	$3,804,527	230,820	$1,990,886

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Fund Expenses — Six Month Period Ended June 30, 2021 (Unaudited)

As a shareholder of Institutional, Service or Advisor Shares of a Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (with respect to Service and Advisor Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares, Service Shares and Advisor Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds you do not incur any transaction costs, such as sales charges, redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Global Trends Allocation Fund				Multi-Strategy Alternatives Portfolio
Share Class	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*
Institutional

Actual	$1,000	$1,000.00		$3.37	$1,000	$1,000.00		$1.09
Hypothetical 5% return	1,000	1,021.42	+	3.41	1,000	1,023.70	+	1.10
Service

Actual	1,000	1,000.00		4.61	1,000	1,000.00		2.33
Hypothetical 5% return	1,000	1,020.18	+	4.66	1,000	1,022.46	+	2.36
Advisor

Actual	N/A	N/A		N/A	1,000	1,000.00		3.07
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,021.72	+	3.11

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional	Service	Advisor
Global Trends Allocation	0.68%	0.93%	N/A
Multi-Strategy Alternatives	0.22	0.47	0.62

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Multi-Strategy Alternatives Portfolio and Goldman Sachs Global Trends Allocation Fund (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which the Multi-Strategy Alternatives Portfolio invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund and Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund and Underlying Funds invest;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

32

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services, as applicable;
(k)	a summary of potential benefits derived by the Fund and/or the Underlying Funds as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and/or the Underlying Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund and the Underlying Funds by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds, the Underlying Funds, and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds, the Underlying Funds, and the Investment Adviser and its affiliates.

33

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds the Underlying Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ and the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. For the Global Trends Allocation Fund, they noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

The Trustees noted that the Global Trends Allocation Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group for the one-year period and the third quartile of the Fund’s peer group for the three- and five-year periods; had underperformed the Fund’s benchmark index for the one-, three-, and five-year periods; and had underperformed the Fund’s Competitor Fund Average for the one-, three-, and five-year periods ended March 31, 2021. They considered that the Fund had experienced certain portfolio management changes in 2020. The Trustees observed that the Multi-Strategy Alternatives Portfolio’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the third quartile for the five-year period; had outperformed the Fund’s LIBOR-based benchmark index by 16.47%, 2.06%, and 2.07%, respectively, for the one-, three-, and five-year periods; and had underperformed the Fund’s Competitor Fund Average for the one-, three-, and five-year periods ending March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and (in the case of the Global Trends Allocation Fund) breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Funds and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially

34

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. For the Global Trends Allocation Fund, the Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

First $1 billion	0.79%

Next $1 billion	0.71

Next $3 billion	0.68

Next $3 billion	0.66

Over $8 billion	0.65

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Global Trends Allocation Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Global Trends Allocation Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

For the Multi-Strategy Alternatives Portfolio, the Trustees noted that, although the Fund itself does not have breakpoints in its management fee schedule, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Fund at the specified asset levels. The Trustees considered the amounts of assets in the Multi-Strategy Alternatives Portfolio; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Fund and Underlying Funds that exceed specified levels. They also considered the services provided to the Multi-Strategy Alternatives Portfolio under the Management Agreement and the fees and expenses borne by the Underlying Funds, and determined that the management fees payable by the Fund were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds and certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds or Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the Funds and certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which the Funds’ and those Underlying Funds’ securities lending cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds and the Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment

35

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI ASSET STRATEGIES

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Adviser that will result in increased assets under management for those money market funds; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ and the Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds and/or the Underlying Funds (as applicable) receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds and the Underlying Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ and Underlying Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2022.

36

TRUSTEES	OFFICERS
Jessica Palmer, Chair	James A. McNamara, President
Dwight L. Bush	Joseph F. DiMaria,
Kathryn A. Cassidy	Principal Financial Officer,
Diana M. Daniels	Principal Accounting Officer and Treasurer
Joaquin Delgado	Caroline L. Kraus, Secretary
James A. McNamara
Roy W. Templin
Gregory G. Weaver

GOLDMAN SACHS & CO. LLC

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Investment Adviser

200 West Street, New York

New York 10282

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities for the 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of transaction or matter addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

Fund holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Shares of the Goldman Sachs VIT Funds are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Funds are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider the Fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust — Goldman Sachs Global Trends Allocation Fund and Multi-Strategy Alternatives Portfolio.

© 2021 Goldman Sachs. All rights reserved.

VITFOFSAR-21 248344-OTU-1457826

Goldman

Sachs Variable Insurance Trust

Goldman Sachs Core Fixed Income Fund

Goldman Sachs High Quality Floating Rate Fund

Semi-Annual Report

June 30, 2021

Goldman Sachs Variable Insurance Trust

∎	GOLDMAN SACHS CORE FIXED INCOME FUND

∎	GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Core Fixed Income Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021 – June 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Aggregate Bond Index[2]
Institutional	(1.95)%	(1.60)%
Service	(2.06)	(1.60)

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective October 1, 2021, Michael Swell will no longer serve as a portfolio manager for the Fund. Ashish Shah will continue to serve as a portfolio manager.

2

FUND BASICS

FUND COMPOSITION3

[3]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Underlying sector allocations of investment companies held by the Fund are not reflected in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[4]

“Mortgage-Backed Securities” are guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corp. (“FHLMC”) or Uniform Mortgage-Backed Securities (“UMBS”). GNMA instruments are backed by the full faith and credit of the United States Government.

[5]

“U.S. Government Agency Securities” include agency securities offered by companies such as Federal Home Loan Bank (“FHLB”), Federal Home Loan Mortgage Corp. (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

High Quality Floating Rate Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021 – June 30, 2021	Fund Total Return (based on NAV)[1]	ICE BofAML 3 Mo. T-Bill Index[2]
Institutional	0.12%	0.03%
Service	0.07	0.03
Advisor	0.03	0.03

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

ICE BofAML Three-Month U.S. Treasury Bill Index measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

FUND BASICS

FUND COMPOSITION3

[3]

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Underlying sector allocations of investment companies held by the Fund are not reflected in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[4]

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the United States Government.

[5]

“U.S. Government Agency Security” include agency securities offered by companies such as Federal Farm Credit Bank (“FFCB”), which operates under a government charter. While it is required to report to a government regulator, its assets are not explicitly guaranteed by the government and it otherwise operates like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – 34.7%
Automobiles & Components(a) – 0.1%
General Motors Co.
$50,000	5.400%	10/02/2023	$55,043
25,000	4.000	04/01/2025	27,470

			82,513

Banks – 8.5%
Ally Financial, Inc.(a)
25,000	1.450	10/02/2023	25,394
American Express Co.(a)
20,000	2.500	07/30/2024	21,078
25,000	3.625	12/05/2024	27,360
American Express Co. Series C(a)(b)
40,000	(3 Mo. LIBOR + 3.29%), 3.404	09/15/2021	40,250
Avolon Holdings Funding Ltd.(a)(c)
25,000	3.950	07/01/2024	26,654
100,000	2.875	02/15/2025	103,021
25,000	4.250	04/15/2026	27,108
Banco Santander SA
200,000	2.746	05/28/2025	210,740
Bank of America Corp.
75,000	4.125	01/22/2024	81,663
65,000	4.200	08/26/2024	71,344
45,000	3.248(a)	10/21/2027	48,813
75,000	(3 Mo. LIBOR + 1.58%), 3.824(a)(b)	01/20/2028	83,297
25,000	(3 Mo. LIBOR + 1.37%), 3.593(a)(b)	07/21/2028	27,499
85,000	(3 Mo. LIBOR + 1.04%), 3.419(a)(b)	12/20/2028	92,678
50,000	(3 Mo. LIBOR + 1.31%), 4.271(a)(b)	07/23/2029	57,462
50,000	(3 Mo. LIBOR + 1.19%), 2.884(a)(b)	10/22/2030	52,635
175,000	(SOFR + 2.15%), 2.592(a)(b)	04/29/2031	180,147
50,000	(SOFR + 1.53%), 1.898(a)(b)	07/23/2031	48,517
Bank of America Corp. Series L(a)
25,000	4.183	11/25/2027	27,992
Barclays plc(a)(b)
200,000	(SOFR + 2.71%), 2.852	05/07/2026	211,266
BNP Paribas SA (c)
200,000	3.375	01/09/2025	214,845
200,000	(SOFR + 1.00%), 1.323(a)(b)	01/13/2027	197,521
Capital One Financial Corp.
25,000	3.500	06/15/2023	26,435
45,000	3.300(a)	10/30/2024	48,483

Corporate Bonds – (continued)
Banks – (continued)
Citigroup, Inc.
$220,000	3.400%	05/01/2026	$240,475
150,000	4.450	09/29/2027	171,315
25,000	4.125	07/25/2028	28,192
75,000	(SOFR + 1.42%), 2.976(a)(b)	11/05/2030	79,554
Credit Suisse Group AG
250,000	4.550	04/17/2026	282,921
Deutsche Bank AG(a)(b)
150,000	(SOFR + 2.16%), 2.222	09/18/2024	154,026
Discover Financial Services(a)
75,000	3.750	03/04/2025	81,844
Fifth Third Bancorp(a)
30,000	2.375%	01/28/2025	31,439
Gazprom PJSC
240,000	4.950	03/23/2027	267,270
GE Capital International Funding Co. Unlimited Co.(a)
200,000	3.373	11/15/2025	218,199
General Motors Financial Co., Inc.(a)
25,000	4.300	07/13/2025	27,638
125,000	1.500	06/10/2026	124,341
125,000	2.350	01/08/2031	123,310
HSBC Holdings plc(a)(b)
200,000	(SOFR + 1.54%), 1.645	04/18/2026	202,674
Huntington Bancshares, Inc.(a)
50,000	4.000	05/15/2025	55,500
ING Groep NV(a)(b)(c)
200,000	(US Treasury Yield Curve Rate T-Note Constant Maturity 1 Yr. + 1.10%), 1.400	07/01/2026	200,679
Intercontinental Exchange, Inc.(a)
50,000	3.000	06/15/2050	49,223
JPMorgan Chase & Co.(a)
25,000	(3 Mo. LIBOR + 0.73%), 3.559(b)	04/23/2024	26,363
25,000	(3 Mo. LIBOR + 0.89%), 3.797(b)	07/23/2024	26,617
50,000	(3 Mo. LIBOR + 1.00%), 4.023(b)	12/05/2024	53,965
125,000	(SOFR + 1.16%), 2.301(b)	10/15/2025	130,084

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
JPMorgan Chase & Co.(a) – (continued)
$100,000	(3 Mo. LIBOR + 1.25%), 3.960%(b)	01/29/2027	$111,347
15,000	3.625	12/01/2027	16,479
75,000	(3 Mo. LIBOR + 1.34%), 3.782(b)	02/01/2028	83,232
45,000	(3 Mo. LIBOR +0.95%), 3.509(b)	01/23/2029	49,579
25,000	(SOFR + 3.79%), 4.493(b)	03/24/2031	29,630
25,000	(SOFR + 2.04%), 2.522(b)	04/22/2031	25,693
25,000	(SOFR + 2.52%), 2.956(b)	05/13/2031	26,275
JPMorgan Chase & Co. Series HH(a)(b)
100,000	(SOFR + 3.13%), 4.600	02/01/2025	103,539
JPMorgan Chase & Co. Series Z(a)(b)
85,000	(3 Mo. LIBOR + 3.80%), 3.976	08/01/2021	85,232
Macquarie Bank Ltd.(a)(b)(c)
200,000	(US Treasury Yield Curve Rate T-Note Constant Maturity 5 Yr. + 1.70%), 3.052	03/03/2036	199,124
Macquarie Group Ltd.(a)(b)(c)
50,000	(SOFR + 1.07%), 1.340	01/12/2027	49,537
Morgan Stanley
50,000	(3 Mo. LIBOR + 1.40%), 1.576%(a)(b)	10/24/2023	50,806
25,000	(3 Mo. LIBOR + 0.85%), 3.737(a)(b)	04/24/2024	26,435
225,000	3.700(a)	10/23/2024	245,328
75,000	(SOFR + 1.15%), 2.720(a)(b)	07/22/2025	78,959
25,000	3.625(a)	01/20/2027	27,745
50,000	3.950	04/23/2027	55,854
25,000	(3 Mo. LIBOR + 1.63%), 4.431(a)(b)	01/23/2030	29,317
300,000	(SOFR + 1.14%), 2.699(a)(b)	01/22/2031	314,250
50,000	(SOFR + 3.12%), 3.622(a)(b)	04/01/2031	55,847
75,000	(SOFR + 1.03%), 1.794(a)(b)	02/13/2032	72,145

Corporate Bonds – (continued)
Banks – (continued)
Morgan Stanley Series F(a)
25,000	3.875%	04/29/2024	27,179
Natwest Group plc
200,000	3.875	09/12/2023	213,650
NTT Finance Corp.(a)(c)
200,000	2.065	04/03/2031	202,777
Nuveen LLC(a)(c)
25,000	4.000	11/01/2028	28,803
Raymond James Financial, Inc.(a)
25,000	4.650	04/01/2030	29,912
Standard Chartered plc(a)(b)(c)
200,000	(3 Mo. LIBOR + 1.15%), 4.247	01/20/2023	204,015
Wells Fargo & Co.
25,000	3.750(a)	01/24/2024	26,887
175,000	3.000	10/23/2026	188,691
50,000	4.300	07/22/2027	56,976
25,000	(SOFR + 4.50%), 5.013(a)(b)	04/04/2051	34,248
Westpac Banking Corp.(a)(b)
25,000	(5 Yr. Swap Rate + 2.24%), 4.322	11/23/2031	27,796
25,000	(US Treasury Yield Curve Rate T-Note Constant Maturity 5 Yr. + 2.00%), 4.110	07/24/2034	27,440

			7,332,558

Capital Goods(a) – 2.2%
Air Lease Corp.
75,000	2.300	02/01/2025	77,472
75,000	3.375	07/01/2025	80,514
75,000	2.875	01/15/2026	78,881
75,000	3.750	06/01/2026	82,036
Aviation Capital Group LLC(c)
50,000	1.950	01/30/2026	49,999
Boeing Co. (The)
50,000	3.450	11/01/2028	53,353
25,000	5.150	05/01/2030	29,626
25,000	3.250	02/01/2035	25,414
100,000	5.805	05/01/2050	134,929
Carrier Global Corp.
150,000	2.493	02/15/2027	156,970
75,000	2.722	02/15/2030	77,757
General Electric Co.
25,000	3.450	05/01/2027	27,502
25,000	3.625	05/01/2030	27,907
25,000	4.250	05/01/2040	29,250
Masco Corp.
50,000	1.500	02/15/2028	48,762

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Capital Goods(a) – (continued)
Northrop Grumman Corp.
$50,000	2.930%	01/15/2025	$53,309
75,000	3.250	01/15/2028	81,853
25,000	4.750	06/01/2043	32,192
50,000	5.250	05/01/2050	70,309
Otis Worldwide Corp.
25,000	2.293	04/05/2027	25,977
150,000	2.565	02/15/2030	155,441
Raytheon Technologies Corp.
50,000	3.950	08/16/2025	55,600
50,000	4.125	11/16/2028	57,589
25,000	4.050	05/04/2047	29,383
Roper Technologies, Inc.
50,000	4.200	09/15/2028	57,530
Stanley Black & Decker, Inc.
50,000	4.250	11/15/2028	58,310
Weir Group plc (The)(c)
200,000	2.200	05/13/2026	200,781

			1,858,646

Commercial & Professional Services(a) – 0.6%
CoStar Group, Inc.(c)
100,000	2.800	07/15/2030	101,533
IHS Markit Ltd.
75,000	3.625	05/01/2024	80,437
75,000	4.250	05/01/2029	86,438
Republic Services, Inc.
75,000	2.500	08/15/2024	78,780
100,000	1.750	02/15/2032	95,281
Waste Management, Inc.
50,000	1.150	03/15/2028	48,421

			490,890

Consumer Services(a) – 0.5%
Emory University Series 2020
140,000	2.143	09/01/2030	142,991
Expedia Group, Inc.
50,000	3.600	12/15/2023	53,124
25,000	4.625	08/01/2027	28,248
50,000	2.950	03/15/2031	50,870
McDonald’s Corp.
25,000	4.200	04/01/2050	30,179
Starbucks Corp.
75,000	3.800	08/15/2025	83,031

			388,443

Electric – 2.0%
Alliant Energy Finance LLC(a)(c)
25,000	3.750	06/15/2023	26,424
American Electric Power Co., Inc.(a)
50,000	2.300	03/01/2030	50,294
Arizona Public Service Co.(a)
45,000	2.950	09/15/2027	48,691
Avangrid, Inc.(a)
25,000	3.200	04/15/2025	26,878

Corporate Bonds – (continued)
Electric – (continued)
Berkshire Hathaway Energy Co.(a)
25,000	3.250	04/15/2028	27,473
50,000	3.700	07/15/2030	56,667
Dominion Energy, Inc.
50,000	3.071%	08/15/2024	53,043
Dominion Energy, Inc. Series C(a)
25,000	3.375	04/01/2030	27,256
East Ohio Gas Co. (The)(a)(c)
25,000	1.300	06/15/2025	25,147
25,000	2.000	06/15/2030	24,754
Entergy Corp.(a)
45,000	2.950	09/01/2026	48,075
Exelon Corp.(a)
45,000	3.497	06/01/2022	46,147
50,000	4.050	04/15/2030	56,927
25,000	4.700	04/15/2050	31,567
FirstEnergy Corp.(a)
100,000	2.650	03/01/2030	99,567
FirstEnergy Corp. Series B(a)
50,000	2.250	09/01/2030	47,883
Florida Power & Light Co.(a)
68,000	4.125	02/01/2042	82,869
MidAmerican Energy Co.(a)
25,000	3.650	04/15/2029	28,311
NextEra Energy Capital Holdings, Inc.(a)
70,000	1.900	06/15/2028	70,792
NiSource, Inc.(a)
95,000	3.490	05/15/2027	104,513
25,000	3.600	05/01/2030	27,678
NRG Energy, Inc.(a)(c)
75,000	3.750	06/15/2024	79,868
Ohio Power Co. Series P(a)
25,000	2.600	04/01/2030	26,168
Pacific Gas and Electric Co.(a)
25,000	2.100	08/01/2027	24,285
50,000	2.500	02/01/2031	46,913
25,000	3.300	08/01/2040	22,736
25,000	3.500	08/01/2050	22,251
Progress Energy, Inc.(a)
95,000	7.000	10/30/2031	131,222
Southern California Edison Co. Series A(a)
50,000	4.200	03/01/2029	56,481
Southern Co. (The)(a)
60,000	3.250	07/01/2026	65,091
Virginia Electric and Power Co.(a)
75,000	2.450	12/15/2050	69,080
Vistra Operations Co. LLC(a)(c)
125,000	3.550	07/15/2024	132,137

			1,687,188

Energy(a) – 1.9%
BP Capital Markets America, Inc.
50,000	3.224	04/14/2024	53,282
Continental Resources, Inc.
31,000	4.500	04/15/2023	32,395

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Energy(a) – (continued)
Devon Energy Corp.
$29,000	5.850%	12/15/2025	$34,049
Enbridge, Inc.
125,000	2.500	08/01/2033	125,056
Energy Transfer LP
75,000	4.200	09/15/2023	80,194
15,000	4.250	04/01/2024	16,165
50,000	2.900	05/15/2025	52,638
25,000	5.250	04/15/2029	29,531
5,000	6.000	06/15/2048	6,322
Lukoil Securities BV
200,000	3.875	05/06/2030	211,250
Marathon Petroleum Corp.
75,000	4.500	05/01/2023	80,013
MPLX LP
75,000	2.650	08/15/2030	75,808
35,000	4.500	04/15/2038	40,013
25,000	5.500	02/15/2049	32,347
Occidental Petroleum Corp.
100,000	2.900	08/15/2024	102,250
Ovintiv Exploration, Inc.
50,000	5.625	07/01/2024	55,646
Phillips 66
50,000	3.700	04/06/2023	52,785
25,000	1.300	02/15/2026	25,006
Plains All American Pipeline LP
15,000	3.650	06/01/2022	15,307
35,000	3.850	10/15/2023	37,104
25,000	3.800	09/15/2030	26,773
Sabine Pass Liquefaction LLC
75,000	5.625	03/01/2025	85,735
75,000	5.000	03/15/2027	86,605
Suncor Energy, Inc.
25,000	2.800	05/15/2023	25,984
50,000	3.100	05/15/2025	53,532
Valero Energy Corp.
50,000	2.700	04/15/2023	51,846
Western Midstream Operating LP
75,000	4.350	02/01/2025	79,219
25,000	5.450	04/01/2044	26,875
20,000	5.300	03/01/2048	21,200

			1,614,930

Food & Beverage(a) – 1.3%
Anheuser-Busch Cos. LLC
35,000	4.700	02/01/2036	42,927
210,000	4.900	02/01/2046	265,631
Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750	01/23/2029	208,446
25,000	4.950	01/15/2042	31,532
100,000	4.600	04/15/2048	122,258
25,000	5.550	01/23/2049	34,374
25,000	4.500	06/01/2050	30,485

Corporate Bonds – (continued)
Food & Beverage(a) – (continued)
Constellation Brands, Inc.
50,000	4.400	11/15/2025	56,467
25,000	3.700	12/06/2026	27,809
50,000	3.600	02/15/2028	55,445
25,000	3.150	08/01/2029	26,872
J M Smucker Co. (The)
25,000	2.375	03/15/2030	25,488
Keurig Dr Pepper, Inc.
26,000	4.057	05/25/2023	27,713
25,000	5.085	05/25/2048	33,079
25,000	3.800	05/01/2050	28,161
Mars, Inc.(c)
25,000	2.700	04/01/2025	26,557
25,000	3.200	04/01/2030	27,404
Tyson Foods, Inc.
50,000	3.900	09/28/2023	53,572

			1,124,220

Health Care Equipment & Services(a) – 1.6%
Adventist Health System
30,000	2.952	03/01/2029	31,624
Banner Health
120,000	2.338	01/01/2030	121,963
Baylor Scott & White Holdings Series 2021
40,000	1.777	11/15/2030	39,128
Becton Dickinson and Co.
39,000	2.894	06/06/2022	39,851
25,000	3.363	06/06/2024	26,783
40,000	3.700	06/06/2027	44,463
100,000	2.823	05/20/2030	104,729
Centene Corp.
150,000	4.250	12/15/2027	158,239
Cigna Corp.
50,000	2.400	03/15/2030	51,052
150,000	3.400	03/15/2050	156,032
CVS Health Corp.
25,000	2.625	08/15/2024	26,397
50,000	3.875	07/20/2025	55,207
25,000	5.125	07/20/2045	32,448
Dentsply Sirona, Inc.
50,000	3.250	06/01/2030	53,511
Rush Obligated Group Series 2020
60,000	3.922	11/15/2029	67,943
Stanford Health Care Series 2020
40,000	3.310	08/15/2030	44,125
STERIS Irish FinCo. UnLtd Co.
75,000	2.700	03/15/2031	76,458
Stryker Corp.
100,000	1.950	06/15/2030	98,912
Sutter Health Series 20A
40,000	2.294	08/15/2030	40,339
Zimmer Biomet Holdings, Inc.
100,000	3.550	03/20/2030	109,502

			1,378,706

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Household & Personal Products(a) – 0.0%
Kimberly-Clark Corp.
$25,000	3.100%	03/26/2030	$27,588

Life Insurance(a) – 0.6%
American International Group, Inc.
25,000	4.875	06/01/2022	26,028
125,000	3.900	04/01/2026	139,540
25,000	4.200	04/01/2028	28,724
25,000	3.400	06/30/2030	27,422
Berkshire Hathaway Finance Corp.
75,000	1.850	03/12/2030	75,759
Marsh & McLennan Cos., Inc.
50,000	4.375	03/15/2029	58,648
Principal Financial Group, Inc.
50,000	3.100	11/15/2026	54,104
75,000	2.125	06/15/2030	74,905
Willis North America, Inc.
25,000	2.950	09/15/2029	26,294

			511,424

Materials(a) – 0.9%
Berry Global, Inc.(c)
50,000	1.570	01/15/2026	50,064
DuPont de Nemours, Inc.
25,000	4.205	11/15/2023	27,065
50,000	4.493	11/15/2025	56,843
Ecolab, Inc.
4,000	5.500	12/08/2041	5,576
Huntsman International LLC
25,000	4.500	05/01/2029	28,432
25,000	2.950	06/15/2031	25,304
International Flavors & Fragrances, Inc.(c)
75,000	1.832%	10/15/2027	74,856
150,000	2.300	11/01/2030	149,186
50,000	3.268	11/15/2040	51,325
Martin Marietta Materials, Inc.
175,000	3.200	07/15/2051	174,775
Sherwin-Williams Co. (The)
25,000	3.450	06/01/2027	27,549
50,000	2.950	08/15/2029	53,707
Steel Dynamics, Inc.
20,000	2.400	06/15/2025	20,948
50,000	1.650	10/15/2027	49,840

			795,470

Media & Entertainment(a) – 1.7%
Charter Communications Operating LLC
320,000	4.908	07/23/2025	362,840
Comcast Corp.
25,000	3.700	04/15/2024	27,097
25,000	3.100	04/01/2025	26,969
45,000	3.375	08/15/2025	49,119
50,000	3.950	10/15/2025	55,960
25,000	3.300	02/01/2027	27,448
75,000	3.300	04/01/2027	82,689

Corporate Bonds – (continued)
Media & Entertainment(a) – (continued)
225,000	3.150	02/15/2028	246,728
125,000	4.150	10/15/2028	144,741
25,000	4.250	10/15/2030	29,399
25,000	3.750	04/01/2040	28,265
25,000	4.700	10/15/2048	32,412
Fox Corp.
25,000	4.030	01/25/2024	27,084
25,000	4.709	01/25/2029	29,373
Tencent Holdings Ltd.
200,000	3.595	01/19/2028	218,018
Walt Disney Co. (The)
25,000	3.700	09/15/2024	27,200

			1,415,342

Metals and Mining(a) – 0.4%
Glencore Funding LLC(c)
75,000	4.125	03/12/2024	80,874
25,000	4.625	04/29/2024	27,448
75,000	1.625	04/27/2026	75,227
Newcrest Finance Pty. Ltd. (c)
25,000	3.250	05/13/2030	26,824
Newmont Corp.
75,000	2.250	10/01/2030	74,951
Teck Resources Ltd.
25,000	3.900	07/15/2030	27,001

			312,325

Pharmaceuticals, Biotechnology & Life Sciences(a) – 1.7%
AbbVie, Inc.
125,000	4.050	11/21/2039	145,106
200,000	4.250	11/21/2049	239,798
Amgen, Inc.
70,000	3.125	05/01/2025	75,296
Bayer US Finance II LLC (c)
200,000	3.875	12/15/2023	214,221
Bristol-Myers Squibb Co.
71,000	3.875	08/15/2025	79,007
25,000	4.250	10/26/2049	31,576
DH Europe Finance II Sarl
75,000	2.200	11/15/2024	78,314
25,000	2.600	11/15/2029	26,177
75,000	3.250	11/15/2039	80,447
Elanco Animal Health, Inc.
50,000	4.912	08/27/2021	50,344
25,000	5.272	08/28/2023	26,973
Pfizer, Inc.
75,000	3.450	03/15/2029	84,374
25,000	2.625	04/01/2030	26,659
Royalty Pharma plc(c)
75,000	1.200	09/02/2025	74,364
Thermo Fisher Scientific, Inc.
15,000	3.650	12/15/2025	16,533
25,000	4.497	03/25/2030	29,770

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Pharmaceuticals, Biotechnology & Life Sciences(a) – (continued)
Zoetis, Inc.
$45,000	3.000%	09/12/2027	$48,590
150,000	2.000	05/15/2030	149,013

			1,476,562

Pipelines(a) – 0.3%
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.940	09/30/2040	197,500
Williams Cos., Inc. (The)
25,000	3.600	03/15/2022	25,427
25,000	3.900	01/15/2025	27,333
35,000	4.000	09/15/2025	38,772

			289,032

Property/Casualty Insurance(a) – 0.1%
Arch Capital Group US, Inc.
36,000	5.144	11/01/2043	47,387
XLIT Ltd.
45,000	4.450	03/31/2025	50,466

			97,853

Real Estate Investment Trusts(a) – 1.9%
Alexandria Real Estate Equities, Inc.
25,000	3.800	04/15/2026	27,862
25,000	3.375	08/15/2031	27,436
American Campus Communities Operating Partnership LP
95,000	4.125	07/01/2024	103,542
American Homes 4 Rent LP
50,000	4.900	02/15/2029	58,271
30,000	2.375	07/15/2031	29,554
American Tower Corp.
45,000	4.700	03/15/2022	46,340
75,000	3.375	05/15/2024	80,245
100,000	2.400	03/15/2025	104,522
75,000	2.100	06/15/2030	73,783
Crown Castle International Corp.
85,000	3.150	07/15/2023	89,304
60,000	3.650	09/01/2027	66,155
25,000	3.300	07/01/2030	26,852
CubeSmart LP
45,000	4.000	11/15/2025	49,701
Duke Realty LP
25,000	1.750	07/01/2030	24,064
Essex Portfolio LP
50,000	3.000	01/15/2030	52,608
Healthcare Realty Trust, Inc.
25,000	2.050	03/15/2031	24,245
Kilroy Realty LP
25,000	4.750	12/15/2028	29,032
Mid-America Apartments LP
50,000	1.700	02/15/2031	47,457
National Retail Properties, Inc.
35,000	3.900	06/15/2024	37,816
45,000	4.000	11/15/2025	49,878

Corporate Bonds – (continued)
Real Estate Investment Trusts(a) – (continued)
Regency Centers LP
100,000	2.950	09/15/2029	105,343
Spirit Realty LP
75,000	3.400	01/15/2030	79,928
UDR, Inc.
25,000	2.100	08/01/2032	24,022
100,000	1.900	03/15/2033	93,726
Ventas Realty LP
45,000	3.500	02/01/2025	48,616
VEREIT Operating Partnership LP
50,000	4.625	11/01/2025	56,673
25,000	3.950	08/15/2027	28,168
25,000	3.400	01/15/2028	27,256
50,000	2.850	12/15/2032	52,291
WP Carey, Inc.
20,000	4.600	04/01/2024	21,874
30,000	4.000	02/01/2025	32,715
25,000	3.850	07/15/2029	27,739
25,000	2.400	02/01/2031	24,910

			1,671,928

Retailing(a) – 1.2%
7-Eleven, Inc.(c)
100,000	1.300	02/10/2028	96,504
Amazon.com, Inc.
335,000	5.200	12/03/2025	393,061
45,000	4.800	12/05/2034	57,965
15,000	3.875	08/22/2037	17,856
Dollar Tree, Inc.
50,000	4.000	05/15/2025	55,181
50,000	4.200	05/15/2028	57,042
Expedia Group, Inc.
35,000	3.800	02/15/2028	38,128
Home Depot, Inc. (The)
25,000	3.900	12/06/2028	29,057
25,000	4.250	04/01/2046	31,127
Lowe’s Cos., Inc.
100,000	1.700	10/15/2030	95,927
25,000	3.000	10/15/2050	24,629
Sysco Corp.
25,000	6.600	04/01/2050	38,851
Tractor Supply Co.
50,000	1.750	11/01/2030	47,711
Walgreens Boots Alliance, Inc.
41,000	4.100	04/15/2050	45,184

			1,028,223

Semiconductors & Semiconductor Equipment(a) – 0.0%
Skyworks Solutions, Inc.
25,000	3.000	06/01/2031	25,614

Software & Services(a) – 1.3%
Adobe, Inc.
50,000	2.150	02/01/2027	52,374
75,000	2.300	02/01/2030	78,085

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Software & Services(a) – (continued)
Amdocs Ltd.
$50,000	2.538%		06/15/2030	$50,117
Fiserv, Inc.
100,000	2.750		07/01/2024	105,448
50,000	3.200		07/01/2026	54,167
25,000	4.200		10/01/2028	28,757
Global Payments, Inc.
50,000	2.650		02/15/2025	52,670
25,000	3.200		08/15/2029	26,704
Intuit, Inc.
25,000	1.350		07/15/2027	24,980
Mastercard, Inc.
25,000	3.300		03/26/2027	27,643
Oracle Corp.
125,000	2.875		03/25/2031	130,160
25,000	3.600		04/01/2040	26,373
50,000	3.850		04/01/2060	52,941
PayPal Holdings, Inc.
150,000	1.650		06/01/2025	154,028
125,000	2.650		10/01/2026	134,066
ServiceNow, Inc.
125,000	1.400		09/01/2030	117,286

				1,115,799

Technology(a) – 1.9%
Apple, Inc.
325,000	2.450		08/04/2026	345,703
Applied Materials, Inc.
25,000	1.750		06/01/2030	24,747
Broadcom Corp.
95,000	3.875		01/15/2027	104,996
Broadcom, Inc.
104,000	3.459		09/15/2026	113,191
100,000	3.419	(c)	04/15/2033	105,390
100,000	3.500	(c)	02/15/2041	102,622
Dell International LLC
70,000	5.450		06/15/2023	75,932
75,000	5.850		07/15/2025	88,023
100,000	6.020		06/15/2026	119,935
25,000	5.300		10/01/2029	30,152
Hewlett Packard Enterprise Co.
150,000	4.450		10/02/2023	162,307
50,000	4.650		10/01/2024	55,577
45,000	4.900		10/15/2025	51,242
25,000	6.350		10/15/2045	33,758
Lam Research Corp.
50,000	1.900		06/15/2030	50,191
NXP BV(c)
25,000	3.400		05/01/2030	27,169
125,000	2.500		05/11/2031	126,743

				1,617,678

Tobacco(a) – 0.2%
Archer-Daniels-Midland Co.
25,000	3.250		03/27/2030	27,683

Corporate Bonds – (continued)
Tobacco(a) – (continued)
BAT Capital Corp.
25,000	3.222		08/15/2024	26,557
100,000	2.259		03/25/2028	99,436
25,000	4.540		08/15/2047	26,361

				180,037

Transportation – 0.5%
Burlington Northern Santa Fe LLC(a)
25,000	4.050		06/15/2048	30,212
Canadian Pacific Railway Co.(a)
25,000	2.050		03/05/2030	24,913
DP World Crescent Ltd.
200,000	3.875%		07/18/2029	216,750
FedEx Corp.(a)
45,000	3.400		02/15/2028	49,995
75,000	5.250		05/15/2050	101,744

				423,614

Wireless Telecommunications(a) – 3.3%
AT&T, Inc.
300,000	2.300		06/01/2027	310,465
150,000	4.350		03/01/2029	173,628
50,000	2.750		06/01/2031	51,980
128,000	2.550	(c)	12/01/2033	126,864
25,000	4.900		08/15/2037	30,765
60,000	4.850		03/01/2039	72,945
75,000	3.500		06/01/2041	78,071
25,000	4.750		05/15/2046	30,372
25,000	5.150		11/15/2046	32,024
25,000	4.500		03/09/2048	29,447
25,000	5.150		02/15/2050	32,344
25,000	3.650		06/01/2051	26,127
25,000	3.500	(c)	09/15/2053	25,073
T-Mobile USA, Inc.
75,000	3.500		04/15/2025	81,335
75,000	1.500		02/15/2026	75,525
150,000	3.750		04/15/2027	165,764
175,000	2.050		02/15/2028	177,332
125,000	3.875		04/15/2030	139,524
50,000	3.000		02/15/2041	49,445
Verizon Communications, Inc.
25,000	3.376		02/15/2025	27,161
25,000	2.625		08/15/2026	26,560
275,000	2.100		03/22/2028	280,824
145,000	4.329		09/21/2028	168,533
200,000	3.875		02/08/2029	227,551
50,000	3.150		03/22/2030	53,927
125,000	2.550		03/21/2031	127,893
100,000	4.862		08/21/2046	129,178
9,000	5.012		04/15/2049	11,909
90,000	2.987		10/30/2056	84,621

				2,847,187

TOTAL CORPORATE BONDS
(Cost $28,223,859)				$29,793,770

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Securities – 20.9%
FHLMC – 0.0%
$1,704	4.500%	07/01/2024		$1,785
8,915	4.500	11/01/2024		9,352
1,712	4.500	12/01/2024		1,801
5,160	7.500	12/01/2029		6,061
1,433	5.000	10/01/2033		1,618
2,126	5.000	07/01/2035		2,419
3,105	5.000	12/01/2035		3,539
605	5.000	03/01/2038		688
1,588	5.000	06/01/2041		1,804

				29,067

GNMA – 12.9%
763	7.000	10/15/2025		773
4,132	7.000	11/15/2025		4,394
447	7.000	02/15/2026		454
1,954	7.000	04/15/2026		2,068
2,135	7.000	03/15/2027		2,289
10,464	7.000	11/15/2027		10,800
5,250	7.000	02/15/2028		5,645
1,290	7.000	03/15/2028		1,327
719	7.000	04/15/2028		739
95	7.000	05/15/2028		104
2,075	7.000	06/15/2028		2,259
3,124	7.000	07/15/2028		3,404
8,335	7.000	09/15/2028		9,056
67,745	6.000	08/20/2034		79,656
56,445	5.000	06/15/2040		64,957
265,104	4.000	08/20/2043		289,317
109,448	4.000	10/20/2045		118,452
348,270	3.500	04/20/2047		368,672
455,007	3.500	12/20/2047		481,662
77,370	5.000	08/20/2048		83,472
231,342	4.500	09/20/2048		248,958
268,197	5.000	10/20/2048		289,181
781,173	5.000	11/20/2048		840,644
94,450	5.000	12/20/2048		101,611
563,785	4.500	01/20/2049		604,071
77,897	4.500	03/20/2049		83,360
526,061	4.500	10/20/2049		561,448
534,731	4.500	03/20/2050		569,808
4,000,000	2.500	TBA-30yr	(d)	4,139,616
2,000,000	3.000	TBA-30yr	(d)	2,086,447

				11,054,644

UMBS – 4.4%
5,508	5.500	09/01/2023		5,667
1,763	5.500	10/01/2023		1,818
700	4.500	07/01/2024		732
20,012	4.500	11/01/2024		20,980
9,429	4.500	12/01/2024		9,888
3,677	9.000	11/01/2025		3,986
20,140	7.000	08/01/2026		22,330
6,723	8.000	10/01/2029		7,763
997	8.500	04/01/2030		1,179
1,874	8.000	05/01/2030		2,037
5,220	8.000	08/01/2032		6,178
5,827	4.500	08/01/2039		6,478

Mortgage-Backed Securities – (continued)
UMBS – (continued)
29,611	3.000	01/01/2043		31,826
125,900	3.000	03/01/2043		135,475
175,066	3.000	04/01/2043		188,379
126,285	3.000	05/01/2043		135,889
367,482	4.500	04/01/2045		411,114
43,360	4.500	05/01/2045		48,535
218,718	4.000	02/01/2048		237,018
265,919	4.000	03/01/2048		288,023
22,456	4.000	07/01/2048		24,462
612,965	4.500	07/01/2048		658,448
311,287	4.000	08/01/2048		337,089
271,902	5.000	11/01/2048		305,232
851,391	3.000	09/01/2049		905,830

				3,796,356

UMBS, 30 Year, Single Family(d) – 3.6%
UMBS, 30 Year, Single Family
2,000,000	2.000	TBA-30yr		2,020,811
1,000,000	2.500	TBA-30yr		1,034,297

				3,055,108

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $17,791,832)				$17,935,175

Collateralized Mortgage Obligations – 0.8%
Adjustable Rate Non-Agency(a)(b) – 0.7%
Alternative Loan Trust Series 2005-38, Class A1
$53,857	1.616%	09/25/2035		$51,690
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(c)
45,624	3.092	06/25/2050		45,893
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(c)
36,000	2.818	10/25/2050		36,510
Harben Finance plc Series 2017-1X, Class A
GBP60,737	0.881	08/20/2056		84,183
J.P. Morgan Mortgage Trust Series 2021-6, Class A3(c)
110,872	2.500	10/25/2051		112,743
Lehman XS Trust Series 2005-7N, Class 1A1A
104,845	0.632	12/25/2035		102,550
London Wall Mortgage Capital plc Series 2017-FL1, Class A
GBP30,896	0.936	11/15/2049		42,842
Stratton Mortgage Funding plc Series 2019-1, Class A
81,427	1.249	05/25/2051		113,201
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
19,350	3.500	07/25/2049		19,714

				609,326

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2012-111, Class B
7,809	7.000	10/25/2042		9,367
FNMA REMIC Series 2012-153, Class B
20,593	7.000	07/25/2042		25,206

				34,573

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $597,982)				$643,899

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – 0.7%
Sequential Fixed Rate – 0.7%
BANK Series 2019-BN21, Class A5(a)
$150,000	2.851%	10/17/2052	$160,295
BANK Series 2021-BN32, Class A5(a)
150,000	2.643	04/15/2054	157,782
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4(a)
100,000	3.006	01/15/2053	107,727
DOLP Trust Series 2021-NYC, Class A(c)
200,000	2.956	05/10/2041	213,656

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $618,938)			$639,460

U.S. Government Agency Securities – 1.3%
FNMA
$400,000	1.875%	09/24/2026	$419,463
400,000	6.250	05/15/2029	544,693
FHLB
100,000	3.375	12/08/2023	107,254

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $992,550)			$1,071,410

Asset-Backed Securities(a)(b) – 4.8%
Collateralized Debt Obligations(c) – 0.4%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A
200,000	1.223%	06/15/2028	$200,064
KREF Ltd. Series 2018-FL1, Class A
138,111	1.182	06/15/2036	138,153

			338,217

Collateralized Loan Obligations(c) – 4.4%
Cathedral Lake VI Ltd. Series 2021-6A, Class B
300,000	2.069	04/25/2034	300,267
CBAM Ltd. Series 2018-5A, Class A
525,000	1.210	04/17/2031	525,032
Crown City CLO I Series 2020-1A, Class A1
250,000	2.238	07/20/2030	250,102
Cutwater Ltd. Series 2014-1A, Class A1AR
49,907	1.434	07/15/2026	49,908
Diameter Capital CLO 1 Ltd. Series 2021-1A, Class A1A
425,000	0.000	07/15/2036	425,000
Elmwood CLO IV Ltd. Series 2020-1A, Class A
600,000	1.424	04/15/2033	602,243
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1
300,000	2.048	07/20/2031	301,064
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A
250,000	1.636	11/30/2032	250,956
Jamestown CLO XV Ltd. Series 2020-15A, Class A
300,000	1.524	04/15/2033	300,443
Marble Point CLO XVII Ltd. Series 2020-1A, Class A
500,000	1.488	04/20/2033	500,393

Asset-Backed Securities(a)(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Venture 39 CLO Ltd. Series 2020-39A, Class A1
275,000	1.464	04/15/2033	275,263

			3,780,671

Home Equity – 0.0%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
34,544	7.000	09/25/2037	34,912

TOTAL ASSET-BACKED SECURITIES
(Cost $4,143,311)			$4,153,800

Foreign Government Securities – 1.6%
Oriental Republic of Uruguay(a)
$50,000	4.375%	01/23/2031	$58,244
Republic of Indonesia
200,000	3.050	03/12/2051	198,250
Republic of Peru(a)
10,000	3.230	07/28/2121	8,771
Romania Government Bond
EUR70,000	2.875	03/11/2029	91,993
10,000	2.124 (c)	07/16/2031	12,215
30,000	2.625 (c)	12/02/2040	35,217
10,000	4.625 (c)	04/03/2049	15,046
State of Israel AID Bond(e)
200,000	5.500	12/04/2023	224,152
100,000	5.500	04/26/2024	113,894
United Arab Emirates Government Bond(c)
220,000	3.125	10/11/2027	241,698
United Mexican States(a)
200,000	3.250	04/16/2030	206,412
EUR110,000	1.450	10/25/2033	124,237

TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $1,289,515)			$1,330,129

Municipal Bonds – 1.2%
Arizona – 0.0%
City of Tucson COPS Series 2021 A
$25,000	1.932%	07/01/2031	$24,678

California – 0.5%
Bay Area Toll Authority RB Refunding Series 2021 F-1
30,000	1.633	04/01/2028	30,192
California State Various Purpose GO Bonds Series 2010
105,000	7.625	03/01/2040	176,877
California Statewide Communities Development Authority RB Refunding for California Independent System Operator Corp. Series 2021
50,000	1.877	02/01/2031	49,849
Los Angeles Municipal Improvement Corp. RB Refunding for City of Los Angeles Series 2021 A
35,000	1.648	11/01/2028	34,522
80,000	2.074	11/01/2030	79,708

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Port of Oakland RB Refunding Series 2020 R
$25,000	2.199%	05/01/2031	$25,474
San Francisco Municipal Transportation Agency RB Refunding Series 2021 A
30,000	1.302	03/01/2028	29,511
San Jose Financing Authority RB for Civic Center Refunding Project Series 2020 A
25,000	1.812	06/01/2029	24,808
25,000	1.862	06/01/2030	24,616

			475,557

Florida – 0.1%
State Board of Administration Finance Corp. RB Series 2020 A
70,000	2.154	07/01/2030	71,367

Illinois – 0.2%
Illinois State GO Bonds for Build America Bonds Series 2010-5
100,000	7.350	07/01/2035	129,184
Illinois State GO Bonds Pension Funding Series 2003
25,000	5.100	06/01/2033	29,396

			158,580

Louisiana – 0.0%
City of New Orleans LA Water System RB Refunding Series 2021
25,000	1.008	12/01/2026	24,521

New York – 0.1%
City of New York GO Bonds Series 2021 F-2
40,000	1.940	03/01/2029	40,823
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2010
25,000	5.989	11/15/2030	32,003
New York City Transitional Finance Authority Future Tax Secured RB Series 2018 B-2
10,000	3.590	08/01/2027	11,230

			84,056

Ohio – 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
100,000	6.270	02/15/2050	140,962

Texas – 0.1%
City of Houston Airport System RB Refunding Series 2020 C
30,000	2.235	07/01/2029	30,779
40,000	2.285	07/01/2030	40,912

			71,691

TOTAL MUNICIPAL BONDS
(Cost $912,511)			$1,051,412

U.S. Treasury Obligations – 32.4%
U.S. Treasury Bonds
$480,000	2.375%	11/15/2049	$510,975
150,000	2.000	02/15/2050	147,328

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes
3,030,000	2.375	03/15/2022	3,079,001
9,070,000	0.125	01/31/2023	9,061,851
730,000	0.125	12/15/2023	726,179
4,650,000	0.375	04/15/2024	4,644,551
1,030,000	0.375	12/31/2025	1,010,366
4,050,000	0.750	03/31/2026	4,032,281
900,000	1.125	02/29/2028	897,469
1,010,000	1.250	03/31/2028	1,014,103
970,000	2.875	05/15/2028	1,077,609
1,440,000	3.125	11/15/2028	1,629,000

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,906,762)			$27,830,713

Shares	Dividend Rate	Value

Investment Company(f) – 10.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
8,558,684	0.026%	$8,558,684
(Cost $8,558,684)

TOTAL INVESTMENTS – 108.4%
(Cost $91,035,944)		$93,008,452

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.4)%		(7,184,695)

NET ASSETS – 100.0%		$85,823,757

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $9,281,171 which represents approximately 10.8% of net assets as of June 30, 2021.

(e)	Guaranteed by the United States Government. Total market value of these securities amounts to $338,046, which represents 0.4% of net assets as of June 30, 2021.

(f)	Represents an Affiliated Issuer.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
COPS	— Certificates of Participation
EURIBOR	— Euro Interbank Offered Rate
ESTR	— Euro Short Term Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
T-Note	— Treasury Note
UMBS	— Uniform Mortgage-Backed Securities
Yr.	— Year
Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	USD	161,780	AUD	208,671	09/15/2021	$5,236
	USD	138,345	CAD	167,387	08/20/2021	3,316
	USD	170,400	CAD	205,782	09/15/2021	4,399
	USD	1,109,741	EUR	927,476	09/10/2021	8,366
	USD	615,101	GBP	433,013	08/05/2021	16,055
	USD	85,163	JPY	9,318,016	08/26/2021	1,250
	USD	263,150	JPY	29,155,388	09/15/2021	542
	USD	47,338	NOK	392,096	08/09/2021	1,790
	USD	201,432	NOK	1,663,742	09/15/2021	8,141
	USD	166,854	NZD	231,355	09/15/2021	5,175
	USD	219,658	SEK	1,832,063	08/04/2021	5,517
	USD	192,869	SEK	1,593,368	09/15/2021	6,552

TOTAL						$66,339

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	AUD	150,396	USD	116,646	08/20/2021	$(3,831)
	AUD	238,604	USD	179,802	09/15/2021	(802)
	CAD	258,925	USD	214,002	08/20/2021	(5,130)
	CAD	272,716	USD	221,600	09/15/2021	(1,604)
	EUR	760,627	USD	910,102	09/10/2021	(6,861)
	EUR	285,805	USD	348,410	09/15/2021	(8,979)
	GBP	303,450	USD	431,055	08/05/2021	(11,251)
	JPY	11,613,101	USD	106,140	08/26/2021	(1,558)
	JPY	20,413,323	USD	186,714	09/15/2021	(2,847)
	NOK	1,780,864	EUR	174,860	09/15/2021	(772)
	NZD	256,544	USD	180,050	09/15/2021	(768)
	SEK	2,005,613	EUR	198,080	09/15/2021	(724)
	SEK	1,653,000	USD	198,188	08/04/2021	(4,979)

TOTAL						$(50,106)

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2 Year Note	3	09/30/2021	$660,984	$138
U.S. Treasury 10 Year Note	12	09/21/2021	1,589,062	2,377
U.S. Treasury Long Bond	29	09/21/2021	4,654,500	98,285
U.S. Treasury Ultra Bond	38	09/21/2021	7,316,188	275,284

Total				$376,084

Short position contracts:
Euro-Bobl	(1)	09/08/2021	$(159,032)	$21
Euro-Bund	(1)	09/08/2021	(204,589)	312
U.S. Treasury 5 Year Note	(16)	09/30/2021	(1,974,125)	5,191
U.S. Treasury 10 Year Ultra Note	(9)	09/21/2021	(1,323,564)	(20,408)

Total				$(14,884)

Total Futures Contracts				$361,200

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
General Electric Co.	1.000%	0.715%	06/20/2026	USD	175	$2,483	$—	$2,483
iTraxx Asia ex-Japan Investment Grade Index	1.000	0.838	06/20/2026		1,310	10,605	—	10,605
Markit CDX North America Investment Grade Index	1.000	0.245	06/20/2023		1,025	15,670	—	15,670
Markit CDX North America Investment Grade Index	1.000	0.480	06/20/2025		3,500	72,656	(14,423)	87,079
Markit CDX North America Investment Grade Index	1.000	0.429	12/20/2025		575	14,687	—	14,687
Markit CDX North America Investment Grade Index	1.000	0.479	06/20/2026		3,225	82,963	—	82,963
Prudential Financial, Inc.	1.000	0.283	06/20/2024		75	1,629	—	1,629
Republic of Chile	1.000	0.320	06/20/2024		20	412	—	412
Republic of Colombia	1.000	0.875	06/20/2024		120	479	—	479
Republic of Indonesia	1.000	0.382	06/20/2024		160	2,992	—	2,992
Republic of Indonesia	1.000	0.749	06/20/2026		230	2,887	—	2,887
Russian Federation	1.000	0.577	12/20/2024		20	300	—	300
Russian Federation	1.000	0.832	06/20/2026		10	85	—	85
State of Qatar	1.000	0.204	06/20/2024		20	482	—	482
State of Qatar	1.000	0.253	12/20/2024		10	264	—	264
United Mexican States	1.000	0.484	06/20/2024		20	313	—	313

TOTAL						$208,907	$(14,423)	$223,330

(a)	Payments received quarterly.
(b)

Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX North American BBB-11	3.000%	3.624%	Morgan Stanley Co., Inc.	11/18/2054	USD 200	$(6,728)	$(55,678)	$48,950
Markit CMBX North American BBB-8	3.000	7.804		10/17/2057	200	(27,980)	(42,083)	14,103

TOTAL						$(34,708)	$(97,761)	$63,053

(a)	Payments received monthly.
(b)

Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3 Month BBR(a)	0.190%	02/22/2023	AUD	7,790	(b)	$(4,920)	$—	$(4,920)
3 Month BA(c)	0.804	02/28/2023	CAD	6,680	(b)	(4,342)	—	(4,342)
3 Month BA(c)	0.750	03/01/2023		11,970	(b)	(13,132)	—	(13,132)
0.275%(c)	3 Month LIBOR	03/03/2023	USD	9,680	(b)	4,867	—	4,867
3 Month BA(c)	1.100	06/15/2023	CAD	3,490	(b)	(196)	(71)	(125)
0.450(c)	3 Month LIBOR	06/15/2023	USD	2,790	(b)	(67)	107	(174)
3 Month BA(c)	0.700	11/18/2023	CAD	1,750	(b)	(9,649)	—	(9,649)
3 Month BBR(a)	0.500	01/25/2024	AUD	4,260	(b)	(7,173)	—	(7,173)
3 Month BBR(a)	0.500	02/24/2024		1,420	(b)	(491)	—	(491)
0.486(a)	3 Month BBR	06/29/2024		560		(67)	—	(67)
0.400(a)	3 Month BBR	09/15/2024		970	(b)	3,585	—	3,585
3 Month LIBOR(a)	0.250	09/15/2024	USD	770	(b)	(9,170)	—	(9,170)
1.550(c)	6 Month BBR	02/23/2026	AUD	1,010	(b)	(2,001)	—	(2,001)
3 Month STIBOR(a)	0.500	09/15/2026	SEK	14,740	(b)	7,306	—	7,306
(0.500)(d)	1 Day ESTR	09/15/2026	EUR	1,020	(b)	8,255	—	8,255
1 Day SONIA(d)	0.000	09/15/2026	GBP	2,040	(b)	(69,750)	—	(69,750)
0.500(c)	3 Month LIBOR	09/15/2026	USD	850	(b)	21,774	—	21,774
6 Month EURIBOR(c)	0.050	05/21/2030	EUR	980	(b)	(15,370)	—	(15,370)
6 Month BBR(c)	1.240	10/28/2030	AUD	520	(b)	(17,336)	—	(17,336)
1.240(d)	6 Month NIBOR	10/29/2030	NOK	4,430	(b)	14,637	—	14,637
6 Month BBR(c)	1.710	01/21/2031	AUD	760	(b)	(13,816)	—	(13,816)
1.000(d)	1 Day SONIA	01/26/2031	GBP	510	(b)	(2,116)	—	(2,116)
1.000(d)	1 Day SONIA	02/10/2031	GBP	600	(b)	(2,398)	—	(2,398)
6 Month EURIBOR(c)	0.500	02/12/2031	EUR	790	(b)	4,257	—	4,257
6 Month BBR(c)	2.500	02/24/2031	AUD	980	(b)	8,465	—	8,465
3 Month LIBOR(a)	2.209	02/25/2031	USD	400	(b)	5,517	—	5,517
2.130(d)	6 Month NIBOR	05/11/2031	NOK	3,240	(b)	(4,069)	—	(4,069)
3 Month STIBOR(a)	1.273	05/11/2031	SEK	3,470	(b)	2,641	—	2,641
2.000(d)	6 Month NIBOR	09/15/2031	NOK	2,970	(b)	(9,431)	—	(9,431)
0.000(c)	6 Month LIBOR	09/15/2031	JPY	66,000	(b)	5,532	—	5,532
3 Month STIBOR(a)	1.000	09/15/2031	SEK	2,710	(b)	6,632	—	6,632
6 Month BBR(c)	2.000	09/15/2031	AUD	400	(b)	10,450	—	10,450
3 Month BA(c)	1.250	09/15/2031	CAD	660	(b)	(31,298)	—	(31,298)
0.250(d)	1 Day SONIA	09/15/2031	GBP	1,110	(b)	71,517	—	71,517
2.431(c)	3 Month LIBOR	02/25/2036	USD	490	(b)	(7,256)	—	(7,256)
0.260(d)	6 Month EURIBOR	05/21/2040	EUR	530	(b)	36,911	—	36,911
2.750(c)	6 Month BBR	02/24/2041	AUD	310	(b)	(4,798)	—	(4,798)
0.250(c)	6 Month LIBOR	09/15/2051	JPY	21,660	(b)	14,576	—	14,576
3 Month BA(c)	1.750%	09/15/2051	CAD	420	(b)	(38,027)	—	(38,027)
0.000(d)	6 Month EURIBOR	09/15/2051	EUR	50	(b)	8,285	—	8,285
1.250(c)	3 Month LIBOR	09/15/2051	USD	300	(b)	38,248	—	38,248

TOTAL						$6,582	$36	$6,546

(a)	Payments made quarterly
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.
(c)	Payments made semi-annually.
(d)	Payments made annually.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased & written options contracts:

OVER THE COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract

Call
6M IRS	UBS AG	(0.165)%	08/19/2021	360,000	$360,000	$426	$1,709	$(1,283)

Total Purchased option contracts				360,000		$426	$1,709	$(1,283)

Written option contracts

Puts
6M IRS	UBS AG	(0.022)%	08/19/2021	(360,000)	$(360,000)	$(132)	$(657)	$525
6M IRS		(0.094)	08/19/2021	(360,000)	(360,000)	(225)	(1,052)	827

Total written option contracts				(720,000)		$(357)	$(1,709)	$1,352

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities(a) – 4.2%
Adjustable Rate FHLMC – 0.6%
$52,803	2.000%	05/01/2035	$55,638
15,478	2.464	09/01/2035	16,341
96,159	2.360	12/01/2036	101,771
51,065	2.555	04/01/2037	54,273
89,909	2.284	01/01/2038	95,393
104,598	2.495	01/01/2038	110,425

			433,841

Adjustable Rate FNMA – 3.5%
25,601	1.575	05/01/2033	26,584
65,957	2.333	05/01/2035	69,492
167,979	2.269	06/01/2035	176,357
208,504	2.069	11/01/2035	218,686
31,728	2.084	12/01/2035	33,409
94,819	2.380	03/01/2037	100,466
1,931,735	2.129	02/01/2041	2,043,641

			2,668,635

Adjustable Rate GNMA – 0.1%
108,521	2.875	04/20/2033	111,737

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,225,634)			$3,214,213

Collateralized Mortgage Obligations(a) – 19.7%
Agency Multi-Family(b) – 1.5%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL
$30,718	0.436%	08/25/2025	$30,726
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A
273,749	0.456	05/25/2024	274,326
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF58, Class A
457,799	0.586	01/25/2026	460,925
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF60, Class A
404,566	0.576	02/25/2026	405,721

			1,171,698

Regular Floater – 18.3%
FHLMC REMIC Series 3049, Class FP
121,164	0.423	10/15/2035	121,997
FHLMC REMIC Series 3208, Class FB
64,965	0.473	08/15/2036	65,493
FHLMC REMIC Series 3208, Class FD
96,798	0.473	08/15/2036	97,585
FHLMC REMIC Series 3208, Class FG
389,791	0.473	08/15/2036	392,958
FHLMC REMIC Series 3307, Class FT
620,320	0.313	07/15/2034	620,669
FHLMC REMIC Series 3311, Class KF
1,171,797	0.413	05/15/2037	1,177,980
FHLMC REMIC Series 3371, Class FA(b)
259,895	0.673	09/15/2037	263,782

Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 4068, Class UF
1,257,006	0.573	06/15/2042	1,268,228
FHLMC REMIC Series 4174, Class FB(b)
95,767	0.373	05/15/2039	95,775
FHLMC REMIC Series 4320, Class FD
213,436	0.473	07/15/2039	215,083
FHLMC REMIC Series 4477, Class FG
233,200	0.410	10/15/2040	232,312
FHLMC REMIC Series 4508, Class CF
202,521	0.473	09/15/2045	203,975
FHLMC REMIC Series 4631, Class GF
1,103,762	0.573	11/15/2046	1,113,907
FHLMC REMIC Series 4637, Class QF
254,192	1.092	04/15/2044	246,963
FHLMC REMIC Series 4942, Class FA
1,786,380	0.592	01/25/2050	1,800,900
FNMA REMIC Series 2006-82, Class F
74,677	0.662	09/25/2036	75,559
FNMA REMIC Series 2006-96, Class FA
332,992	0.392	10/25/2036	334,039
FNMA REMIC Series 2007-33, Class HF
57,022	0.442	04/25/2037	57,246
FNMA REMIC Series 2007-36, Class F
92,405	0.322	04/25/2037	92,453
FNMA REMIC Series 2007-85, Class FC
268,631	0.632	09/25/2037	271,890
FNMA REMIC Series 2008-8, Class FB
171,260	0.911	02/25/2038	173,997
FNMA REMIC Series 2011-63, Class FG
226,993	0.542	07/25/2041	229,747
FNMA REMIC Series 2012-35, Class QF
740,418	0.492	04/25/2042	745,595
FNMA REMIC Series 2016-1, Class FT
524,102	0.442	02/25/2046	527,413
FNMA REMIC Series 2017-45, Class FA
358,813	0.435	06/25/2047	357,976
FNMA REMIC Series 2017-96, Class FC
741,917	0.492	12/25/2057	747,073
FNMA REMIC Series 2018-60, Class FK
1,877,564	0.392	08/25/2048	1,880,248
GNMA REMIC Series 2005-48, Class AF(b)
316,315	0.293	06/20/2035	316,914
GNMA REMIC Series 2012-98, Class FA(b)
283,706	0.493	08/20/2042	285,707

			14,013,464

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,130,907)			$15,185,162

Commercial Mortgage-Backed Securities(a)(c) – 0.6%
Adjustable Rate Non-Agency – 0.6%
Great Wolf Trust Series 2019-WOLF, Class A
$200,000	1.107%	12/15/2036	$200,211

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities(a)(c) – (continued)
Adjustable Rate Non-Agency – (continued)
GS Mortgage Securities Corp. Trust Series 2019-SOHO, Class A
$225,000	0.973%	06/15/2036	$225,002

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $424,867)			$425,213

U.S. Government Agency Security(a) – 1.9%
FFCB
$1,500,000	(SOFR + 0.17%), 0.220%	03/15/2022	$1,501,492
(Cost $1,500,000)

Asset-Backed Securities(b) – 25.1%
Automobile – 2.6%
Ford Credit Auto Owner Trust Series 2018-2, Class A(c)
$350,000	3.470%	01/15/2030	$371,993
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2(a)
750,000	0.573	09/15/2025	755,475
Nissan Master Owner Trust Receivables Series 2019-A, Class A(a)
850,000	0.633	02/15/2024	852,735

			1,980,203

Collateralized Loan Obligations(a)(c) – 16.0%
AIG CLO Series 2021-1A, Class A
600,000	1.284	04/22/2034	600,690
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1
750,000	1.350	04/15/2034	749,998
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A
350,000	1.234	01/28/2031	350,163
Assurant CLO I Ltd. Series 2017-1A, Class A
300,000	1.438	10/20/2029	300,096
Carlyle US CLO Ltd. Series 2017-2A, Class A1R
1,000,000	1.238	07/20/2031	1,000,026
CBAM Ltd. Series 2018-5A, Class A
1,100,000	1.210	04/17/2031	1,100,067
Cutwater Ltd. Series 2014-1A, Class A1AR
31,759	1.434	07/15/2026	31,760
Dryden 64 CLO Ltd. Series 2018-64A, Class A
600,000	1.160	04/18/2031	600,085
Halsey Point CLO I Ltd. Series 2019-1A, Class A2A
250,000	1.538	01/20/2033	250,225
Jamestown CLO XV Ltd. Series 2020-15A, Class A
300,000	1.524	04/15/2033	300,442
LCM XV LP Series 15A, Class AR2
1,000,000	1.188	07/20/2030	1,000,026
LCM XX LP Series 20A, Class AR
483,361	1.228	10/20/2027	483,425
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
1,100,000	0.934	04/15/2029	1,100,022
Mountain View CLO Ltd. Series 2013-1A, Class AR
467,704	1.438	10/12/2030	467,704
Neuberger Berman Loan Advisers CLO 31 Ltd. Series 2019-31A, Class AR
300,000	1.228	04/20/2031	300,121

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(a)(c) – (continued)
Octagon Investment Partners 54 Ltd. Series 2021-1A, Class A1
300,000	0.000	07/15/2034	300,612
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR
750,000	0.000	07/02/2035	750,151
Parallel Ltd. Series 2015-1A, Class AR
78,009	1.038	07/20/2027	78,010
Pikes Peak CLO 2 Series 2018-2A, Class A
800,000	1.480	01/18/2032	800,285
Trimaran CAVU Ltd. Series 2021-1A, Class A
500,000	1.339	04/23/2032	500,039
Trysail CLO Ltd. Series 2021-1A, Class A1
400,000	1.461	07/20/2032	400,084
Wellfleet CLO X Ltd. Series 2019-XA, Class A1R
900,000	1.344	07/20/2032	900,237

			12,364,268

Credit Card(a) – 2.5%
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5
1,400,000	0.711	04/22/2026	1,419,651
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7
500,000	0.451	08/08/2024	501,906

			1,921,557

Student Loans(a) – 4.0%
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
443,263	0.947	02/25/2030	444,422
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(c)
119,387	0.791	02/25/2039	118,508
Educational Funding of the South, Inc. Series 2011-1, Class A2
234,729	0.826	04/25/2035	235,379
Higher Education Funding I Series 2014-1, Class A(c)
735,492	1.197	05/25/2034	738,852
Illinois Student Assistance Commission Series 2010-1, Class A3
132,557	1.076	07/25/2045	133,054
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
269,380	1.093	05/20/2030	269,624
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3
313,465	0.316	10/25/2035	306,186
SLM Student Loan Trust Series 2005-5, Class A4
499,486	0.316	10/25/2028	497,001
SLM Student Loan Trust Series 2007-1, Class A5
101,702	0.266	01/26/2026	101,678
SLM Student Loan Trust Series 2008-5, Class A4
48,049	1.876	07/25/2023	48,504
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
7,512	1.052	10/01/2024	7,516
Utah State Board of Regents Series 2015-1, Class A
213,409	0.691	02/25/2043	213,479

			3,114,203

TOTAL ASSET-BACKED SECURITIES (Cost $19,327,428)			$19,380,231

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Principal Amount			Interest Rate	Maturity Date	Value

Supranational(a)(c) – 2.0%
	European Investment Bank
	$1,530,000		(SOFR + 0.29%), 0.315%	06/10/2022	$1,532,967
	(Cost $1,530,000)

Municipal Bond(a)(b)(c) – 0.1%
New York – 0.1%
	Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A
	$93,786		(1 Mo. LIBOR + 0.50%), 0.592%	01/25/2033	$94,241
	(Cost $93,786)

U.S. Treasury Obligations – 42.1%
	U.S. Treasury Bonds
	$220,000		3.750%	11/15/2043	$288,647
	170,000		3.375	05/15/2044	211,862
	U.S. Treasury Inflation Linked Notes
	870,968		0.125	07/15/2022	902,348
	U.S. Treasury Notes
	13,400,000		(3 Mo. U.S. T-Bill MMY + 0.22%), 0.270(a)	07/31/2021	13,402,437
	310,000		2.875	10/15/2021	312,519
	600,000		(3 Mo. U.S. T-Bill MMY + 0.15%), 0.204(a)	01/31/2022	600,519
	120,000		1.875	02/28/2022	121,434
	9,800,000		(3 Mo. U.S. T-Bill MMY + 0.06%), 0.105(a)	10/31/2022	9,805,204
	4,300,000		(3 Mo. U.S. T-Bill MMY + 0.05%), 0.099(a)	01/31/2023	4,301,613
	20,000		2.750	04/30/2023	20,923
	920,000		2.875	10/31/2023	974,697
	1,020,000		1.125	02/28/2025	1,038,647
	140,000		2.875	05/31/2025	151,987
	10,000		3.000	09/30/2025	10,947
	250,000		2.125	05/31/2026	265,156
	20,000		1.375	08/31/2026	20,472

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $32,284,884)				$32,429,412

Shares		Dividend Rate		Value

Investment Company(d) – 3.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,704,657		0.026%		$2,704,657
(Cost $2,704,657)

TOTAL INVESTMENTS – 99.2%
(Cost $76,222,163)				$76,467,588

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%				601,700

NET ASSETS – 100.0%				$77,069,288

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MMY	— Money Market Yield
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill
U.S.	— United States

Currency Abbreviation:
USD	—United States Dollar

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2 Year Note	4	09/30/2021	$881,312	$(1,389)
U.S. Treasury 10 Year Ultra Note	4	09/21/2021	588,250	9,934

Total				$8,545

Short position contracts:
U.S. Treasury 5 Year Note	(24)	09/30/2021	$(2,961,187)	$10,297
U.S. Treasury 10 Year Note	(3)	09/21/2021	(397,266)	(575)
U.S. Treasury Long Bond	(6)	09/21/2021	(963,000)	(22,542)
U.S. Treasury Ultra Bond	(1)	09/21/2021	(192,531)	(6,207)

Total				$(19,027)

Total Futures Contracts				$(10,482)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contract:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month LIBOR	3 Month LIBOR	07/25/2024	USD 2,180	$85	$—	$85

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Core Fixed Income Fund	High Quality Floating Rate Fund

Assets:

Investments in unaffiliated issuers, at value (cost $82,477,260 and $73,517,506)	$84,449,768	$73,762,931
Investments in affiliated issuers, at value (cost $8,558,684 and $2,704,657)	8,558,684	2,704,657
Purchased Options, at value (premiums paid $1,709 and $0)	426	—
Cash	1,368,615	1,050,238
Foreign currencies, at value (cost $19,916 and $0)	20,010	—
Receivables:
Investments sold on an extended-settlement basis	3,090,117	2,257
Collateral on certain derivative contracts(a)	593,038	48,828
Interest and dividends	371,815	65,418
Fund shares sold	46,484	615,684
Reimbursement from investment adviser	23,379	19,041
Variation margin on swaps	687,826	—
Unrealized gain on forward foreign currency exchange contracts	66,339	—
Unrealized gain on swap contracts	63,053	—
Variation margin on futures	37,511	—
Other assets	512	526

Total assets	99,377,577	78,269,580

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	50,106	—
Written options, at value (premiums received $1,709 and $0)	357	—
Variation margin on futures	—	2,618
Variation margin on swaps	—	464
Payables:
Investments purchased on an extended-settlement basis	12,989,906	1,050,000
Fund shares redeemed	227,828	81,377
Upfront payments received on swap contracts	97,761	—
Management fees	26,566	19,646
Distribution and Service fees and Transfer Agency fees	13,421	16,703
Accrued expenses	147,875	29,484

Total liabilities	13,553,820	1,200,292

Net Assets:

Paid-in capital	84,435,750	78,451,206
Total distributable earnings (loss)	1,388,007	(1,381,918)

NET ASSETS	$85,823,757	$77,069,288
Net Assets:
Institutional	$25,854,627	$3,705,589
Service	59,969,130	69,483,207
Advisor	—	3,880,492

Total Net Assets	$85,823,757	$77,069,288
Shares outstanding $0.001 par value (unlimited shares authorized):
Institutional	2,308,550	357,168
Service	5,354,355	6,718,931
Advisor	—	375,201
Net asset value, offering and redemption price per share:
Institutional	$11.20	$10.37
Service	11.20	10.34
Advisor	—	10.34

(a) Segregated for initial margin and/or collateral on transactions as follows:

Fund	Forwards	Futures	Swaps
Core Fixed Income	$210,000	$382,888	$150
High Quality Floating Rate	—	48,279	549

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Core Fixed Income Fund	High Quality Floating Rate Fund

Investment income:
Interest	$546,992	$205,188
Dividends — affiliated issuers	1,854	1,622

Total investment income	548,846	206,810

Expenses:
Management fees	150,943	117,458
Professional fees	67,860	59,314
Distribution and Service fees(a)	65,389	86,492
Custody, accounting and administrative services	38,202	33,283
Printing and mailing costs	26,145	20,528
Trustee fees	9,459	9,464
Transfer Agency fees(a)	7,547	7,577
Service fees – Advisor Shares	—	4,699
Other	2,046	3,283

Total expenses	367,591	342,098

Less — expense reductions	(144,547)	(117,783)

Net expenses	223,044	224,315

NET INVESTMENT INCOME (LOSS)	325,802	(17,505)

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	42,393	38,683
Futures contracts	(918,737)	155,725
Purchased options	(444)	—
Swap contracts	(229,206)	(906)
Forward foreign currency exchange contracts	(70,157)	—
Foreign currency transactions	3,308	—
Written options	26,288	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(1,277,655)	(88,245)
Futures contracts	451,299	(23,807)
Purchased options	116	—
Swap contracts	215,527	2,675
Forward foreign currency exchange contracts	53,553	—
Foreign currency translation	(2,936)	—
Written options	(1,179)	—

Net realized and unrealized gain (loss)	(1,707,830)	84,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,382,028)	$66,620

(a) Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or (12b-1) Service Fees		Transfer Agency Fees
Fund	Service	Advisor	Institutional	Service	Advisor
Core Fixed Income	$65,389	$—	$2,316	$5,231	$—
High Quality Floating Rate	83,673	2,819	508	6,693	376

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Core Fixed Income Fund		High Quality Floating Rate Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020

From operations:
Net investment income (loss)	$325,802	$915,856	$(17,505)	$350,099
Net realized gain (loss)	(1,146,555)	2,388,092	193,502	(347,852)
Net change in unrealized gain (loss)	(561,275)	2,128,274	(109,377)	323,668

Net increase (decrease) in net assets resulting from operations	(1,382,028)	5,432,222	66,620	325,915

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(226,174)	(731,170)	(6,178)	(41,958)
Service Shares	(456,316)	(1,177,796)	(44,840)	(438,573)
Advisor Shares	—	—	(1,363)	(28,527)

Total distributions to shareholders	(682,490)	(1,908,966)	(52,381)	(509,058)

From share transactions:
Proceeds from sales of shares	20,506,867	19,588,560	8,674,041	12,272,089
Reinvestment of distributions	682,490	1,908,966	52,381	509,058
Cost of shares redeemed	(5,125,884)	(8,140,782)	(6,319,258)	(19,254,992)

Net increase (decrease) in net assets resulting from share transactions	16,063,473	13,356,744	2,407,164	(6,473,845)

TOTAL INCREASE (DECREASE)	13,998,955	16,880,000	2,421,403	(6,656,988)

Net Assets:

Beginning of period	71,824,802	54,944,802	74,647,885	81,304,873

End of period	$85,823,757	$71,824,802	$77,069,288	$74,647,885

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$11.53		$10.85	$10.20	$10.66	$10.61	$10.53

Net investment income(a)	0.06		0.18	0.26	0.29	0.23	0.24

Net realized and unrealized gain (loss)	(0.29)		0.86	0.69	(0.37)	0.13	0.08

Total from investment operations	(0.23)		1.04	0.95	(0.08)	0.36	0.32

Distributions to shareholders from net investment income	(0.10)		(0.26)	(0.30)	(0.38)	(0.31)	(0.24)

Distributions to shareholders from net realized gains	—		(0.10)	—	—	—	—

Total distributions	(0.10)		(0.36)	(0.30)	(0.38)	(0.31)	(0.24)

Net asset value, end of period	$11.20		$11.53	$10.85	$10.20	$10.66	$10.61

Total return(b)	(1.95)%		9.64%	9.28%	(0.58)%	3.40%	2.98%

Net assets, end of period (in 000s)	$25,855		$25,194	$17,421	$2,657	$241	$90

Ratio of net expenses to average net assets	0.41	%(c)	0.41%	0.44%	0.42%	0.42%	0.43%

Ratio of total expenses to average net assets	0.79	%(c)	0.93%	1.08%	1.06%	0.65%	0.65%

Ratio of net investment income to average net assets	1.05	%(c)	1.61%	2.41%	2.88%	2.18%	2.28%

Portfolio turnover rate(d)	173%		501%	556%	406%	229%	329%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$11.53		$10.85	$10.21	$10.65	$10.60	$10.53

Net investment income(a)	0.04		0.16	0.25	0.25	0.21	0.22

Net realized and unrealized gain (loss)	(0.28)		0.85	0.66	(0.34)	0.12	0.07

Total from investment operations	(0.24)		1.01	0.91	(0.09)	0.33	0.29

Distributions to shareholders from net investment income	(0.09)		(0.23)	(0.27)	(0.35)	(0.28)	(0.22)

Distributions to shareholders from net realized gains	—		(0.10)	—	—	—	—

Total distributions	(0.09)		(0.33)	(0.27)	(0.35)	(0.28)	(0.22)

Net asset value, end of period	$11.20		$11.53	$10.85	$10.21	$10.65	$10.60

Total return(b)	(2.06)%		9.37%	9.00%	(0.83)%	3.14%	2.70%

Net assets, end of period (in 000s)	$59,969		$46,631	$37,524	$36,416	$108,948	$110,476

Ratio of net expenses to average net assets	0.66	%(c)	0.66%	0.68%	0.67%	0.67%	0.67%

Ratio of total expenses to average net assets	1.03	%(c)	1.18%	1.35%	1.18%	0.90%	0.91%

Ratio of net investment income to average net assets	0.78	%(c)	1.39%	2.33%	2.46%	1.95%	2.05%

Portfolio turnover rate(d)	173%		501%	556%	406%	229%	329%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$10.37		$10.37	$10.38	$10.42	$10.41	$10.40

Net investment income(a)	0.01		0.07	0.22	0.24	0.14	0.11

Net realized and unrealized gain (loss)	—	(b)	0.02	0.01	(0.06)	0.03	0.03

Total from investment operations	0.01		0.09	0.23	0.18	0.17	0.14

Distributions to shareholders from net investment income	(0.01)		(0.09)	(0.24)	(0.22)	(0.16)	(0.13)

Net asset value, end of period	$10.37		$10.37	$10.37	$10.38	$10.42	$10.41

Total return(c)	0.12%		0.86%	2.27%	1.75%	1.62%	1.35%

Net assets, end of period (in 000s)	$3,706		$5,113	$4,877	$2,326	$57	$25

Ratio of net expenses to average net assets	0.35	%(d)	0.34%	0.37%	0.34%	0.36%	0.39%

Ratio of total expenses to average net assets	0.66	%(d)	0.71%	0.66%	0.63%	0.72%	0.78%

Ratio of net investment income to average net assets	0.19	%(d)	0.68%	2.15%	2.28%	1.33%	1.03%

Portfolio turnover rate(e)	20%		35%	20%	36%	38%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$10.34		$10.35	$10.36	$10.40	$10.38	$10.38

Net investment income (loss)(a)	—	(b)	0.05	0.21	0.19	0.11	0.08

Net realized and unrealized gain (loss)	0.01		0.01	— (b)	(0.03)	0.04	0.02

Total from investment operations	0.01		0.06	0.21	0.16	0.15	0.10

Distributions to shareholders from net investment income	(0.01)		(0.07)	(0.22)	(0.20)	(0.13)	(0.10)

Net asset value, end of period	$10.34		$10.34	$10.35	$10.36	$10.40	$10.38

Total return(c)	0.07%		0.58%	2.01%	1.50%	1.47%	1.00%

Net assets, end of period (in 000s)	$69,484		$65,832	$69,964	$72,784	$66,548	$66,710

Ratio of net expenses to average net assets	0.61	%(d)	0.59%	0.62%	0.60%	0.61%	0.65%

Ratio of total expenses to average net assets	0.91	%(d)	0.95%	0.90%	0.91%	0.97%	1.04%

Ratio of net investment income (loss) to average net assets	(0.06	)%(d)	0.46%	2.00%	1.82%	1.08%	0.77%

Portfolio turnover rate(e)	20%		35%	20%	36%	38%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Advisor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$10.34		$10.36	$10.37	$10.41	$10.40	$10.40

Net investment income (loss)(a)	(0.01)		0.04	0.19	0.18	0.10	0.06

Net realized and unrealized gain (loss)	0.01		— (b)	— (b)	(0.04)	0.03	0.03

Total from investment operations	—	(b)	0.04	0.19	0.14	0.13	0.09

Distributions to shareholders from net investment income	—	(b)	(0.06)	(0.20)	(0.18)	(0.12)	(0.09)

Net asset value, end of period	$10.34		$10.34	$10.36	$10.37	$10.41	$10.40

Total return(c)	0.03%		0.38%	1.85%	1.37%	1.26%	0.96%

Net assets, end of period (in 000s)	$3,881		$3,703	$6,464	$7,184	$4,726	$1,658

Ratio of net expenses to average net assets	0.75	%(d)	0.74%	0.76%	0.75%	0.76%	0.80%

Ratio of total expenses to average net assets	1.06	%(d)	1.09%	1.05%	1.05%	1.12%	1.18%

Ratio of net investment income (loss) to average net assets	(0.21	)%(d)	0.39%	1.86%	1.69%	0.96%	0.62%

Portfolio turnover rate(e)	20%		35%	20%	36%	38%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.    ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Core Fixed Income	Institutional and Service	Diversified
High Quality Floating Rate	Institutional, Service and Advisor	Diversified

Shares of the Trust are offered to a separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

33

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Core Fixed Income and High Quality Floating Rate	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

34

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received,

35

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are

36

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.   Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

37

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.   Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

CORE FIXED INCOME
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Bonds	$—	$29,793,770	$—
Mortgage-Backed Securities	—	17,935,175	—
Collateralized Mortgage Obligations	—	643,899	—
Commercial Mortgage-Backed Securities	—	639,460	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	27,830,713	—	—
Asset-Backed Securities	—	4,153,800	—
Foreign Government Securities	—	1,330,129	—
Municipal Bonds	—	1,051,412	—
U.S. Government Agency Securities	—	1,071,410	—
Investment Company	8,558,684	—	—

Total	$36,389,397	$56,619,055	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$66,339	$—
Futures Contracts(a)	381,608	—	—
Credit Default Swap Contracts(a)	—	286,383	—
Interest Rate Swap Contracts(a)	—	273,455	—
Purchased Options Contract	—	426	—

Total	$381,608	$626,603	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(50,106)	$—
Futures Contracts(a)	(20,408)	—	—
Interest Rate Swap Contracts(a)	—	(266,909)	—
Written Options Contracts	—	(357)	—

Total	$(20,408)	$(317,372)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

38

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

HIGH QUALITY FLOATING RATE
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$32,429,412	$—	$—
Mortgage-Backed Securities	—	3,214,213	—
Collateralized Mortgage Obligations	—	15,185,162	—
Commercial Mortgage-Backed Securities	—	425,213	—
Asset-Backed Securities	—	19,380,231	—
Municipal Bond	—	94,241	—
Supranational	—	1,532,967	—
U.S. Government Agency Security	—	1,501,492	—
Investment Company	2,704,657	—	—

Total	$35,134,069	$41,333,519	$—

Derivative Type

Assets(a)
Futures Contracts	$20,231	$—	$—
Interest Rate Swap Contract	—	85	—

Total	$20,231	$85	$—

Liabilities(a)
Futures Contracts	$(30,713)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4.    INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

39

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4.    INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income

Risk		Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest Rate		Purchased options at value, Variation margin on futures and swaps contracts	$655,489	(a)	Written options at value, variation margin on futures and swaps contracts	$(287,674)
Credit		Receivable for unrealized gain on swap contracts and variation margin on swap contracts	286,383	(a)	—	—
Currency		Receivables for unrealized gain on forward foreign currency exchange contracts	66,339		Payable for unrealized loss on forward foreign currency exchange contracts	(50,106)

Total			$1,008,211			$(337,780)

Fund	Risk	Statements of Assets and Liabilities	Assets(a)		Statements of Assets and Liabilities	Liabilities(a)

High Quality Floating Rate	Interest Rate	Variation margin on futures and swap contracts	$20,316		Variation margin on futures contracts	$(30,713)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2021 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Core Fixed Income

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures contracts, purchased option, written options and swap contracts	$(966,611)	$452,565
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(155,488)	213,198
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(70,157)	53,553

Total		$(1,192,256)	$719,316

High Quality Floating Rate

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$154,819	$(21,132)

40

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

4.    INVESTMENTS IN DERIVATIVES (continued)

For the six months ended June 30, 2021, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Notional Amounts(1)
Fund	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Swaptions	Written Swaptions
Core Fixed Income	157	$6,522,560	$52,634,649	$4,344	$5,535
High Quality Floating Rate	51	—	2,917,143	—	—

(1)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap contracts, purchased swaptions and written swaptions, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2021.

5.    AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^
Core Fixed Income	0.40%	0.36%	0.34%	0.33%	0.32%	0.40%	0.39%
High Quality Floating Rate	0.31	0.28	0.27	0.26	0.25	0.31	0.30

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Core Fixed Income and High Quality Floating Rate Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended June 30, 2021, GSAM waived $2,344 and $1,959 of the Core Fixed Income and High Quality Floating Rate Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of the Funds, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

The Trust, on behalf of Advisor Shares of the High Quality Floating Rate Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.15% of the Fund’s average daily net assets attributable to Advisor Shares.

41

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5.    AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Service Plan — The Trust, on behalf of Advisor Shares of the High Quality Floating Rate Fund, has adopted a Service Plan to allow Advisor Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and administration services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to 0.25% of the average daily net assets attributable to Advisor Shares of the Fund.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional, Service and Advisor Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Core Fixed Income and High Quality Floating Rate Funds are 0.004% and 0.034%, respectively. These Other Expense limitations will remain in place through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Total Expense Reductions
Core Fixed Income	$2,344	$142,203	$144,547
High Quality Floating Rate	1,959	115,824	117,783

F.  Line of Credit Facility — As of June 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

G.  Other Transactions with Affiliates — The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
Core Fixed Income	$11,891,553	$39,018,823	$(42,351,692)	$8,558,684	8,558,684	$1,854
High Quality Floating Rate	10,161,321	17,042,946	(24,499,610)	2,704,657	2,704,657	1,622

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

6.    PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Core Fixed Income	$175,358,601	$7,430,984	$161,394,118	$4,719,926
High Quality Floating Rate	13,567,912	9,819,484	4,075,099	8,729,591

7.    TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2020, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Core Fixed Income	High Quality Floating Rate
Capital loss carryforwards:
Perpetual short-term	$—	$(305,245)
Perpetual long-term	—	(1,242,514)
Total capital loss carryforwards	$—	$(1,547,759)
Timing differences (Late year ordinary loss deferral, post October loss deferral, and straddle loss deferrals)	$(148,317)	$(242,255)

As of June 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income	High Quality Floating Rate
Tax cost	$90,903,161	$76,250,157
Gross unrealized gain	2,711,310	314,615
Gross unrealized loss	(606,019)	(97,184)
Net unrealized security gain	$2,105,291	$217,431

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and foreign currency contracts, and differences in the tax treatment of market discount accretion and premium amortization and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

8.    OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBORs will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

8.    OTHER RISKS (continued)

conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9.    SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10.    SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Fixed Income Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	392,616	$4,399,697	789,803	$8,886,982
Reinvestment of distributions	20,378	226,174	64,349	731,170
Shares redeemed	(289,719)	(3,260,317)	(274,628)	(3,114,896)
	123,275	1,365,554	579,524	6,503,256
Service Shares
Shares sold	1,435,944	16,107,170	930,205	10,701,578
Reinvestment of distributions	41,121	456,316	103,826	1,177,796
Shares redeemed	(166,616)	(1,865,567)	(447,526)	(5,025,886)
	1,310,449	14,697,919	586,505	6,853,488

NET INCREASE	1,433,724	$16,063,473	1,166,029	$13,356,744

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

10.    SUMMARY OF SHARE TRANSACTIONS (continued)

	High Quality Floating Rate Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	63,138	$655,344	34,504	$355,000
Reinvestment of distributions	596	6,178	4,100	41,958
Shares redeemed	(199,769)	(2,073,578)	(15,562)	(160,926)
	(136,035)	(1,412,056)	23,042	236,032
Service Shares
Shares sold	735,021	7,605,691	1,000,714	10,317,983
Reinvestment of distributions	4,332	44,840	42,991	438,573
Shares redeemed	(387,467)	(4,009,639)	(1,434,565)	(14,740,743)
	351,886	3,640,892	(390,860)	(3,984,187)
Advisor Shares
Shares sold	39,889	413,006	154,731	1,599,106
Reinvestment of distributions	132	1,363	2,796	28,527
Shares redeemed	(22,802)	(236,041)	(423,220)	(4,353,323)
	17,219	178,328	(265,693)	(2,725,690)

NET INCREASE (DECREASE)	233,070	$2,407,164	(633,511)	$(6,473,845)

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended June 30, 2021 (Unaudited)

As a shareholder of Institutional, Service or Advisor Shares of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (with respect to Service and Advisor Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Institutional Shares, Service Shares and Advisor Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds you do not incur any transaction costs, such as sales charges, redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Core Fixed Income Fund				High Quality Floating Rate Fund
Share Class	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*
Institutional

Actual	$1,000	$980.50		$2.01	$1,000	$1,001.20		$1.74
Hypothetical 5% return	1,000	1,022.76	+	2.06	1,000	1,023.06	+	1.76
Service

Actual	1,000	979.40		3.24	1,000	1,000.70		3.03
Hypothetical 5% return	1,000	1,021.52	+	3.31	1,000	1,021.77	+	3.06
Advisor

Actual	N/A	N/A		N/A	1,000	1,000.30		3.72
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,021.08	+	3.76

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional	Service	Advisor
Core Fixed Income	0.41%	0.66%	N/A
High Quality Floating Rate	0.35	0.61	0.75%

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Core Fixed Income and Goldman Sachs High Quality Floating Rate (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Core Fixed Income Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Core Fixed Income Fund’s performance to that of a composite of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2021. They noted that the High Quality Floating Rate Fund’s Institutional Shares had placed in the third quartile for the one- and five-year periods, and in the fourth quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

51

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Core Fixed Income Fund	High Quality Floating Rate Fund

First $1 billion	0.40%	0.31%

Next $1 billion	0.36	0.28

Next $3 billion	0.34	0.27

Next $3 billion	0.33	0.26

Over $8 billion	0.32	0.25

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

52

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2022.

53

TRUSTEES	OFFICERS
Jessica Palmer, Chair	James A. McNamara, President
Dwight L. Bush	Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary
Kathryn A. Cassidy
Diana M. Daniels
Joaquin Delgado
James A. McNamara
Roy W. Templin
Gregory G. Weaver

GOLDMAN SACHS & CO. LLC

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Investment Adviser

200 West Street, New York,

New York 10282

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of transactions or matters addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

Fund holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Shares of the Goldman Sachs VIT Funds are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Funds are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a Fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Funds.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Funds’ objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Funds and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust Funds.

© 2021 Goldman Sachs. All rights reserved.

VITFISAR-21 248339 OTU-1455960

Goldman

Sachs Variable Insurance Trust

Goldman Sachs Equity Index Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs U.S. Equity Insights Fund

Semi-Annual Report

June 30, 2021

Goldman Sachs Variable Insurance Trust

∎	GOLDMAN SACHS EQUITY INDEX FUND

∎	GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

∎	GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

∎	GOLDMAN SACHS LARGE CAP VALUE FUND

∎	GOLDMAN SACHS MID CAP VALUE FUND

∎	GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

∎	GOLDMAN SACHS STRATEGIC GROWTH FUND

∎	GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Equity Index Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Service	15.04%	15.25%

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

S&P 500® Index is a U.S. stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index components and their weightings are determined by S&P Dow Jones Indices. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/213

Holding	% of Net Assets	Line of Business
Apple, Inc.	5.9%	Technology Hardware & Equipment
Microsoft Corp.	5.6	Software & Services
Amazon.com, Inc.	4.0	Retailing
Facebook, Inc. Class A	2.3	Media & Entertainment
Alphabet, Inc. Class A	2.0	Media & Entertainment
Alphabet, Inc. Class C	1.9	Media & Entertainment
Berkshire Hathaway, Inc. Class B	1.4	Diversified Financials
Tesla, Inc.	1.4	Automobiles & Components
NVIDIA Corp.	1.4	Semiconductors & Semiconductor Equipment
JPMorgan Chase & Co.	1.3	Banks

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS4

As of June 30, 2021

[4]

The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.0% of the Fund’s net assets at June 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Growth Opportunities Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	Russell Midcap Growth Index[2]
Institutional	6.25%	10.44%
Service	6.07	10.44

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/213

Holding	% of Net Assets	Line of Business
DocuSign, Inc.	2.7%	Software & Services
Veeva Systems, Inc. Class A	2.6	Health Care Equipment & Services
Lululemon Athletica, Inc.	2.4	Consumer Durables & Apparel
Etsy, Inc.	2.4	Retailing
Cadence Design Systems, Inc.	2.2	Software & Services
HubSpot, Inc.	2.2	Software & Services
West Pharmaceutical Services, Inc.	2.1	Health Care Equipment & Services
Palo Alto Networks, Inc.	1.9	Software & Services
Match Group, Inc.	1.9	Media & Entertainment
Rockwell Automation, Inc.	1.9	Capital Goods

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS4

As of June 30, 2021

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.6% of the Fund’s net assets at June 30, 2021. Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

International Equity Insights Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	MSCI EAFE Standard Index[2]
Institutional	10.90%	8.83%
Service	10.62	8.83

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The MSCI EAFE Standard Index is a market capitalization-weighted composite of securities in 21 developed markets. The MSCI EAFE Standard Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction for withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI EAFE Standard Index is unmanaged and the figures for the Index do not include any deduction for fees or expenses.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/213

Holding	% of Net Assets	Line of Business	Country
ASML Holding NV	2.4%	Semiconductors & Semiconductor Equipment	Netherlands
LVMH Moet Hennessy Louis Vuitton SE	1.6	Consumer Durables & Apparel	France
AIA Group Ltd.	1.5	Insurance	Hong Kong
Allianz SE (Registered)	1.3	Insurance	Germany
Commonwealth Bank of Australia	1.2	Banks	Australia
Schneider Electric SE	1.2	Capital Goods	United States
Deutsche Post AG (Registered)	1.1	Transportation	Germany
British American Tobacco plc	1.1	Food, Beverage & Tobacco	United Kingdom
Rio Tinto plc ADR	1.1	Materials	Australia
adidas AG	1.0	Consumer Durables & Apparel	Germany

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS4

As of June 30, 2021

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.9% of the Fund’s net assets at June 30, 2021.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Large Cap Value Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	Russell 1000 Value Index[2]
Institutional	14.24%	17.05%
Service	14.13	17.05

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 1000® Value Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The figures for the Russell 1000® Value Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/213

Holding	% of Net Assets	Line of Business
JPMorgan Chase & Co.	3.9%	Banks
Johnson & Johnson	2.7	Pharmaceuticals, Biotechnology & Life Sciences
Bank of America Corp.	2.6	Banks
Morgan Stanley	2.1	Diversified Financials
Walt Disney Co. (The)	2.0	Media & Entertainment
Chevron Corp.	2.0	Energy
Procter & Gamble Co. (The)	2.0	Household & Personal Products
Bristol-Myers Squibb Co.	2.0	Pharmaceuticals, Biotechnology & Life Sciences
General Electric Co.	2.0	Capital Goods
Comcast Corp. Class A	2.0	Media & Entertainment

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS4

As of June 30, 2021

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Mid Cap Value Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	Russell Midcap® Value Index[2]
Institutional	17.06%	19.45%
Service	16.91	19.45

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell Midcap Value® Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/213

Holding	% of Net Assets	Line of Business
Marvell Technology, Inc.	2.2%	Semiconductors & Semiconductor Equipment
AMETEK, Inc.	1.8	Capital Goods
Zimmer Biomet Holdings, Inc.	1.8	Health Care Equipment & Services
M&T Bank Corp.	1.7	Banks
Advance Auto Parts, Inc.	1.6	Retailing
Motorola Solutions, Inc.	1.5	Technology Hardware & Equipment
United Airlines Holdings, Inc.	1.5	Transportation
Devon Energy Corp.	1.5	Energy
Cummins, Inc.	1.5	Capital Goods
East West Bancorp, Inc.	1.5	Banks

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND vs. BENCHMARK SECTOR ALLOCATIONS4

As of June 30, 2021

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Small Cap Equity Insights Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	Russell 2000® Index[2]
Institutional	22.13%	17.54%
Service	21.96	17.54

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 2000® Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The figures for the Russell 2000® Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/213,4

Holding	% of Net Assets	Line of Business
Select Medical Holdings Corp.	0.7%	Health Care Equipment & Services
AMC Entertainment Holdings, Inc. Class A	0.7	Media & Entertainment
Red Rock Resorts, Inc. Class A	0.7	Consumer Services
American Eagle Outfitters, Inc.	0.7	Retailing
Medpace Holdings, Inc.	0.7	Pharmaceuticals, Biotechnology & Life Sciences
Ovintiv, Inc.	0.7	Energy
Prestige Consumer Healthcare, Inc.	0.7	Pharmaceuticals, Biotechnology & Life Sciences
Goodyear Tire & Rubber Co. (The)	0.7	Automobiles & Components
Terreno Realty Corp. (REIT)	0.7	Real Estate Investment Trusts
Avid Bioservices, Inc.	0.7	Pharmaceuticals, Biotechnology & Life Sciences

[3]	The top 10 holdings may not be representative of the Fund’s future investments.
[4]

The Fund’s overall top ten holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund) which represents 1.0% of the Fund’s net assets as of June 30, 2021.

11

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS5

As of June 30, 2021

[5]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Investments in the securities lending reinvestment vehicle represented 2.1% of the Fund’s net assets at June 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Strategic Growth Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Institutional	11.67%	12.99%
Service	11.49	12.99

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 1000® Growth Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The figures for the index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/213

Holding	% of Net Assets	Line of Business
Apple, Inc.	7.7%	Technology Hardware & Equipment
Amazon.com, Inc.	7.4	Retailing
Microsoft Corp.	6.9	Software & Services
Alphabet, Inc. Class A	4.4	Media & Entertainment
Facebook, Inc. Class A	4.2	Media & Entertainment
NVIDIA Corp.	4.0	Semiconductors & Semiconductor Equipment
Mastercard, Inc. Class A	2.9	Software & Services
Alphabet, Inc. Class C	2.8	Media & Entertainment
PayPal Holdings, Inc.	2.7	Software & Services
Visa, Inc. Class A	2.5	Software & Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

13

FUND BASICS

FUND vs. BENCHMARK SECTOR ALLOCATIONS4

As of June 30, 2021

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.3% of the Fund’s net assets at June 30, 2021. Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

14

FUND BASICS

U.S. Equity Insights Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Institutional	16.58%	15.25%
Service	16.43	15.25

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, an unmanaged index of common stock prices. The figures for the index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/213

Holding	% of Net Assets	Line of Business
Apple, Inc.	6.9%	Technology Hardware & Equipment
Microsoft Corp.	5.3	Software & Services
Amazon.com, Inc.	3.9	Retailing
Alphabet, Inc. Class C	3.3	Media & Entertainment
Facebook, Inc. Class A	3.3	Media & Entertainment
Johnson & Johnson	2.2	Pharmaceuticals, Biotechnology & Life Sciences
Visa, Inc. Class A	2.1	Software & Services
Berkshire Hathaway, Inc. Class B	1.9	Diversified Financials
PayPal Holdings, Inc.	1.8	Software & Services
Alphabet, Inc. Class A	1.8	Media & Entertainment

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

15

FUND BASICS

FUND vs. BENCHMARK SECTOR ALLOCATIONS4

As of June 30, 2021

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.1% of the Fund’s net assets at June 30, 2021.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Automobiles & Components – 1.9%
1,498	Aptiv plc*	$235,680
1,305	BorgWarner, Inc.	63,345
21,682	Ford Motor Co.*	322,195
7,152	General Motors Co.*	423,184
4,299	Tesla, Inc.*	2,922,030

		3,966,434

Banks – 4.3%
42,063	Bank of America Corp.	1,734,258
11,508	Citigroup, Inc.	814,191
2,382	Citizens Financial Group, Inc.	109,262
774	Comerica, Inc.	55,217
4,059	Fifth Third Bancorp	155,176
979	First Republic Bank	183,239
8,072	Huntington Bancshares, Inc.	115,187
16,919	JPMorgan Chase & Co.	2,631,581
5,526	KeyCorp	114,112
700	M&T Bank Corp.	101,717
2,216	People’s United Financial, Inc.	37,982
2,373	PNC Financial Services Group, Inc. (The)	452,674
5,308	Regions Financial Corp.	107,115
294	SVB Financial Group*	163,590
7,555	Truist Financial Corp.	419,303
7,652	US Bancorp	435,935
23,066	Wells Fargo & Co.	1,044,659
945	Zions Bancorp NA	49,953

		8,725,151

Capital Goods – 5.8%
3,237	3M Co.	642,965
728	A O Smith Corp.	52,460
503	Allegion plc	70,068
1,268	AMETEK, Inc.	169,278
3,068	Boeing Co. (The)*	734,970
4,605	Carrier Global Corp.	223,803
3,054	Caterpillar, Inc.	664,642
816	Cummins, Inc.	198,949
1,755	Deere & Co.	619,006
820	Dover Corp.	123,492
2,236	Eaton Corp. plc	331,331
3,383	Emerson Electric Co.	325,580
3,230	Fastenal Co.	167,960
1,820	Fortive Corp.	126,927
757	Fortune Brands Home & Security, Inc.	75,405
359	Generac Holdings, Inc.*	149,039
1,293	General Dynamics Corp.	243,420
49,083	General Electric Co.	660,657
3,884	Honeywell International, Inc.	851,955
2,222	Howmet Aerospace, Inc.*	76,592
219	Huntington Ingalls Industries, Inc.	46,154
415	IDEX Corp.	91,321
1,602	Illinois Tool Works, Inc.	358,143
2,107	Ingersoll Rand, Inc.*	102,843

Common Stocks – (continued)
Capital Goods – (continued)
4,051	Johnson Controls International plc	278,020
1,160	L3Harris Technologies, Inc.	250,734
1,359	Lockheed Martin Corp.	514,178
1,464	Masco Corp.	86,244
830	Northrop Grumman Corp.	301,647
2,295	Otis Worldwide Corp.	187,662
1,979	PACCAR, Inc.	176,626
727	Parker-Hannifin Corp.	223,269
945	Pentair plc	63,778
770	Quanta Services, Inc.	69,739
8,527	Raytheon Technologies Corp.	727,438
657	Rockwell Automation, Inc.	187,915
587	Roper Technologies, Inc.	276,007
297	Snap-on, Inc.	66,359
906	Stanley Black & Decker, Inc.	185,721
269	Teledyne Technologies, Inc.*	112,665
1,297	Textron, Inc.	89,195
1,339	Trane Technologies plc	246,564
307	TransDigm Group, Inc.*	198,718
403	United Rentals, Inc.*	128,561
1,007	Westinghouse Air Brake Technologies Corp.	82,876
244	WW Grainger, Inc.	106,872
1,023	Xylem, Inc.	122,719

		11,790,467

Commercial & Professional Services – 0.8%
498	Cintas Corp.	190,236
1,144	Copart, Inc.*	150,813
674	Equifax, Inc.	161,430
2,073	IHS Markit Ltd.	233,544
717	Jacobs Engineering Group, Inc.	95,662
768	Leidos Holdings, Inc.	77,645
1,932	Nielsen Holdings plc	47,662
1,195	Republic Services, Inc.	131,462
604	Robert Half International, Inc.	53,738
1,323	Rollins, Inc.	45,247
914	Verisk Analytics, Inc.	159,694
2,165	Waste Management, Inc.	303,338

		1,650,471

Consumer Durables & Apparel – 1.2%
1,829	DR Horton, Inc.	165,287
846	Garmin Ltd.	122,365
1,859	Hanesbrands, Inc.	34,707
739	Hasbro, Inc.	69,850
759	Leggett & Platt, Inc.	39,324
1,559	Lennar Corp. Class A	154,887
326	Mohawk Industries, Inc.*	62,654
2,039	Newell Brands, Inc.	56,011
7,128	NIKE, Inc. Class B	1,101,205
19	NVR, Inc.*	94,493
1,535	PulteGroup, Inc.	83,765
425	PVH Corp.*	45,726

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
249	Ralph Lauren Corp.	$29,335
1,605	Tapestry, Inc.*	69,785
933	Under Armour, Inc. Class A*	19,733
1,232	Under Armour, Inc. Class C*	22,878
1,836	VF Corp.	150,625
343	Whirlpool Corp.	74,781

		2,397,411

Consumer Services – 2.0%
228	Booking Holdings, Inc.*	498,885
1,188	Caesars Entertainment, Inc.*	123,255
4,349	Carnival Corp.*	114,640
156	Chipotle Mexican Grill, Inc.*	241,853
753	Darden Restaurants, Inc.	109,930
211	Domino’s Pizza, Inc.	98,429
764	Expedia Group, Inc.*	125,074
1,566	Hilton Worldwide Holdings, Inc.*	188,891
1,811	Las Vegas Sands Corp.*	95,422
1,508	Marriott International, Inc. Class A*	205,872
4,159	McDonald’s Corp.	960,687
2,367	MGM Resorts International	100,953
2,072	Norwegian Cruise Line Holdings Ltd.*	60,937
848	Penn National Gaming, Inc.*	64,864
1,249	Royal Caribbean Cruises Ltd.*	106,515
6,622	Starbucks Corp.	740,406
596	Wynn Resorts Ltd.*	72,891
1,709	Yum! Brands, Inc.	196,586

		4,106,090

Diversified Financials – 5.1%
3,633	American Express Co.	600,281
667	Ameriprise Financial, Inc.	166,003
4,477	Bank of New York Mellon Corp. (The)	229,357
10,595	Berkshire Hathaway, Inc. Class B*	2,944,562
795	BlackRock, Inc.	695,601
2,504	Capital One Financial Corp.	387,344
600	Cboe Global Markets, Inc.	71,430
8,404	Charles Schwab Corp. (The)	611,895
2,004	CME Group, Inc.	426,211
1,731	Discover Financial Services	204,760
1,440	Franklin Resources, Inc.	46,066
1,893	Goldman Sachs Group, Inc. (The)(a)	718,450
3,128	Intercontinental Exchange, Inc.	371,294
2,035	Invesco Ltd.	54,396
209	MarketAxess Holdings, Inc.	96,890
908	Moody’s Corp.	329,032
8,282	Morgan Stanley	759,377
461	MSCI, Inc.	245,750
638	Nasdaq, Inc.	112,160
1,173	Northern Trust Corp.	135,622
701	Raymond James Financial, Inc.	91,060
1,354	S&P Global, Inc.	555,749
1,972	State Street Corp.	162,256

Common Stocks – (continued)
Diversified Financials – (continued)
3,047	Synchrony Financial	147,840
1,260	T. Rowe Price Group, Inc.	249,442

		10,412,828

Energy – 2.8%
2,202	APA Corp.	47,629
3,974	Baker Hughes Co.	90,885
2,134	Cabot Oil & Gas Corp.	37,260
10,788	Chevron Corp.	1,129,935
7,491	ConocoPhillips	456,202
3,389	Devon Energy Corp.	98,925
915	Diamondback Energy, Inc.	85,909
3,230	EOG Resources, Inc.	269,511
23,640	Exxon Mobil Corp.	1,491,211
4,950	Halliburton Co.	114,444
1,496	Hess Corp.	130,631
10,736	Kinder Morgan, Inc.	195,717
4,228	Marathon Oil Corp.	57,585
3,609	Marathon Petroleum Corp.	218,056
2,058	NOV, Inc.*	31,528
4,592	Occidental Petroleum Corp.	143,592
2,537	ONEOK, Inc.	141,159
2,467	Phillips 66	211,718
1,158	Pioneer Natural Resources Co.	188,198
7,876	Schlumberger NV	252,111
2,270	Valero Energy Corp.	177,242
6,694	Williams Cos., Inc. (The)	177,726

		5,747,174

Food & Staples Retailing – 1.3%
2,481	Costco Wholesale Corp.	981,657
4,200	Kroger Co. (The)	160,902
2,818	Sysco Corp.	219,100
3,972	Walgreens Boots Alliance, Inc.	208,967
7,650	Walmart, Inc.	1,078,803

		2,649,429

Food, Beverage & Tobacco – 3.0%
10,340	Altria Group, Inc.	493,011
3,090	Archer-Daniels-Midland Co.	187,254
1,055	Brown-Forman Corp. Class B	79,062
1,039	Campbell Soup Co.	47,368
21,756	Coca-Cola Co. (The)	1,177,217
2,664	Conagra Brands, Inc.	96,916
965	Constellation Brands, Inc. Class A	225,704
3,397	General Mills, Inc.	206,979
803	Hershey Co. (The)	139,867
1,579	Hormel Foods Corp.	75,397
642	J M Smucker Co. (The)	83,184
1,408	Kellogg Co.	90,577
3,667	Kraft Heinz Co. (The)	149,540
809	Lamb Weston Holdings, Inc.	65,254
1,383	McCormick & Co., Inc. (Non-Voting)	122,147
1,037	Molson Coors Beverage Co. Class B*	55,676

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
7,880	Mondelez International, Inc. Class A	$492,027
2,045	Monster Beverage Corp.*	186,811
7,711	PepsiCo, Inc.	1,142,539
8,713	Philip Morris International, Inc.	863,545
1,668	Tyson Foods, Inc. Class A	123,032

		6,103,107

Health Care Equipment & Services – 6.3%
9,901	Abbott Laboratories	1,147,823
261	ABIOMED, Inc.*	81,461
402	Align Technology, Inc.*	245,622
825	AmerisourceBergen Corp.	94,454
1,369	Anthem, Inc.	522,684
2,845	Baxter International, Inc.	229,023
1,626	Becton Dickinson and Co.	395,427
8,020	Boston Scientific Corp.*	342,935
1,627	Cardinal Health, Inc.	92,885
3,220	Centene Corp.*	234,835
1,645	Cerner Corp.	128,573
1,905	Cigna Corp.	451,618
269	Cooper Cos., Inc. (The)	106,597
7,326	CVS Health Corp.	611,282
3,540	Danaher Corp.	949,994
424	DaVita, Inc.*	51,062
1,188	Dentsply Sirona, Inc.	75,153
547	DexCom, Inc.*	233,569
3,519	Edwards Lifesciences Corp.*	364,463
1,482	HCA Healthcare, Inc.	306,389
846	Henry Schein, Inc.*	62,765
1,464	Hologic, Inc.*	97,678
729	Humana, Inc.	322,743
473	IDEXX Laboratories, Inc.*	298,723
661	Intuitive Surgical, Inc.*	607,882
544	Laboratory Corp. of America Holdings*	150,062
877	McKesson Corp.	167,718
7,519	Medtronic plc	933,334
729	Quest Diagnostics, Inc.	96,206
820	ResMed, Inc.	202,146
498	STERIS plc	102,737
1,836	Stryker Corp.	476,864
265	Teleflex, Inc.	106,474
5,282	UnitedHealth Group, Inc.	2,115,124
458	Universal Health Services, Inc. Class B	67,065
419	West Pharmaceutical Services, Inc.	150,463
1,183	Zimmer Biomet Holdings, Inc.	190,250

		12,814,083

Household & Personal Products – 1.5%
1,363	Church & Dwight Co., Inc.	116,155
722	Clorox Co. (The)	129,895
4,793	Colgate-Palmolive Co.	389,910
1,288	Estee Lauder Cos., Inc. (The) Class A	409,687

Common Stocks – (continued)
Household & Personal Products – (continued)
1,906	Kimberly-Clark Corp.	254,985
13,677	Procter & Gamble Co. (The)	1,845,438

		3,146,070

Insurance – 1.8%
3,596	Aflac, Inc.	192,961
1,689	Allstate Corp. (The)	220,313
4,899	American International Group, Inc.	233,192
1,278	Aon plc Class A	305,135
1,095	Arthur J Gallagher & Co.	153,388
310	Assurant, Inc.	48,416
2,529	Chubb Ltd.	401,959
871	Cincinnati Financial Corp.	101,576
227	Everest Re Group Ltd.	57,206
531	Globe Life, Inc.	50,578
1,984	Hartford Financial Services Group, Inc. (The)	122,949
991	Lincoln National Corp.	62,275
1,305	Loews Corp.	71,318
2,858	Marsh & McLennan Cos., Inc.	402,063
4,248	MetLife, Inc.	254,243
1,435	Principal Financial Group, Inc.	90,678
3,318	Progressive Corp. (The)	325,861
2,242	Prudential Financial, Inc.	229,738
1,397	Travelers Cos., Inc. (The)	209,145
1,041	Unum Group	29,564
768	W R Berkley Corp.	57,162
713	Willis Towers Watson plc	164,004

		3,783,724

Materials – 2.6%
1,249	Air Products and Chemicals, Inc.	359,312
613	Albemarle Corp.	103,266
8,922	Amcor plc	102,246
481	Avery Dennison Corp.	101,125
1,883	Ball Corp.	152,561
652	Celanese Corp.	98,843
1,167	CF Industries Holdings, Inc.	60,042
4,132	Corteva, Inc.	183,254
4,152	Dow, Inc.	262,739
3,031	DuPont de Nemours, Inc.	234,630
756	Eastman Chemical Co.	88,263
1,407	Ecolab, Inc.	289,800
721	FMC Corp.	78,012
8,155	Freeport-McMoRan, Inc.	302,632
1,396	International Flavors & Fragrances, Inc.	208,562
2,167	International Paper Co.	132,859
2,896	Linde plc	837,234
1,425	LyondellBasell Industries NV Class A	146,590
353	Martin Marietta Materials, Inc.	124,189
1,883	Mosaic Co. (The)	60,086
4,518	Newmont Corp.	286,351
1,657	Nucor Corp.	158,956

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
542	Packaging Corp. of America	$73,398
1,314	PPG Industries, Inc.	223,078
908	Sealed Air Corp.	53,799
1,358	Sherwin-Williams Co. (The)	369,987
743	Vulcan Materials Co.	129,334
1,495	Westrock Co.	79,564

		5,300,712

Media & Entertainment – 9.6%
4,311	Activision Blizzard, Inc.	411,442
1,679	Alphabet, Inc. Class A*	4,099,765
1,592	Alphabet, Inc. Class C*	3,990,061
766	Charter Communications, Inc. Class A*	552,631
25,525	Comcast Corp. Class A	1,455,435
876	Discovery, Inc. Class A*(b)	26,876
1,617	Discovery, Inc. Class C*	46,861
1,329	DISH Network Corp. Class A*	55,552
1,607	Electronic Arts, Inc.	231,135
13,399	Facebook, Inc. Class A*	4,658,966
1,841	Fox Corp. Class A	68,356
935	Fox Corp. Class B	32,912
2,116	Interpublic Group of Cos., Inc. (The)	68,749
839	Live Nation Entertainment, Inc.*	73,488
2,481	Netflix, Inc.*	1,310,489
2,320	News Corp. Class A	59,786
566	News Corp. Class B	13,782
1,207	Omnicom Group, Inc.	96,548
652	Take-Two Interactive Software, Inc.*	115,417
4,423	Twitter, Inc.*	304,347
3,198	ViacomCBS, Inc.	144,550
10,176	Walt Disney Co. (The)*	1,788,636

		19,605,784

Pharmaceuticals, Biotechnology & Life Sciences – 6.6%
9,904	AbbVie, Inc.	1,115,586
1,705	Agilent Technologies, Inc.	252,016
1,216	Alexion Pharmaceuticals, Inc.*	223,391
3,225	Amgen, Inc.	786,094
833	Biogen, Inc.*	288,443
124	Bio-Rad Laboratories, Inc. Class A*	79,892
12,512	Bristol-Myers Squibb Co.	836,052
930	Catalent, Inc.*	100,552
279	Charles River Laboratories International, Inc.*	103,208
4,457	Eli Lilly & Co.	1,022,971
7,050	Gilead Sciences, Inc.	485,463
811	Illumina, Inc.*	383,773
1,026	Incyte Corp.*	86,317
1,077	IQVIA Holdings, Inc.*	260,979
14,714	Johnson & Johnson	2,423,984
14,119	Merck & Co., Inc.	1,098,035
131	Mettler-Toledo International, Inc.*	181,479
1,422	Organon & Co.*	43,030

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
633	PerkinElmer, Inc.	97,741
823	Perrigo Co. plc	37,734
31,291	Pfizer, Inc.	1,225,356
590	Regeneron Pharmaceuticals, Inc.*	329,539
2,190	Thermo Fisher Scientific, Inc.	1,104,789
1,474	Vertex Pharmaceuticals, Inc.*	297,203
6,562	Viatris, Inc.	93,771
348	Waters Corp.*	120,272
2,671	Zoetis, Inc.	497,768

		13,575,438

Real Estate – 2.5%
696	Alexandria Real Estate Equities, Inc. (REIT)	126,630
2,487	American Tower Corp. (REIT)	671,838
795	AvalonBay Communities, Inc. (REIT)	165,909
769	Boston Properties, Inc. (REIT)	88,120
1,859	CBRE Group, Inc. Class A*	159,372
2,410	Crown Castle International Corp. (REIT)	470,191
1,597	Digital Realty Trust, Inc. (REIT)	240,285
2,097	Duke Realty Corp. (REIT)	99,293
501	Equinix, Inc. (REIT)	402,103
1,931	Equity Residential (REIT)	148,687
365	Essex Property Trust, Inc. (REIT)	109,504
729	Extra Space Storage, Inc. (REIT)	119,425
378	Federal Realty Investment Trust (REIT)	44,290
3,015	Healthpeak Properties, Inc. (REIT)	100,369
4,011	Host Hotels & Resorts, Inc. (REIT)*	68,548
1,557	Iron Mountain, Inc. (REIT)	65,892
2,332	Kimco Realty Corp. (REIT)	48,622
646	Mid-America Apartment Communities, Inc. (REIT)	108,799
4,158	Prologis, Inc. (REIT)	497,006
848	Public Storage (REIT)	254,985
2,020	Realty Income Corp. (REIT)	134,815
891	Regency Centers Corp. (REIT)	57,086
611	SBA Communications Corp. (REIT)	194,726
1,826	Simon Property Group, Inc. (REIT)	238,256
1,629	UDR, Inc. (REIT)	79,788
2,162	Ventas, Inc. (REIT)	123,450
862	Vornado Realty Trust (REIT)	40,230
2,332	Welltower, Inc. (REIT)	193,789
4,285	Weyerhaeuser Co. (REIT)	147,490

		5,199,498

Retailing – 7.1%
380	Advance Auto Parts, Inc.	77,953
2,394	Amazon.com, Inc.*	8,235,743
119	AutoZone, Inc.*	177,574
1,218	Best Buy Co., Inc.	140,046
931	CarMax, Inc.*	120,239
1,306	Dollar General Corp.	282,605
1,328	Dollar Tree, Inc.*	132,136

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
3,625	eBay, Inc.	$254,511
725	Etsy, Inc.*	149,234
1,099	Gap, Inc. (The)	36,981
813	Genuine Parts Co.	102,820
5,940	Home Depot, Inc. (The)	1,894,207
1,338	L Brands, Inc.	96,416
1,596	LKQ Corp.*	78,555
3,940	Lowe’s Cos., Inc.	764,242
395	O’Reilly Automotive, Inc.*	223,653
221	Pool Corp.	101,364
1,987	Ross Stores, Inc.	246,388
2,752	Target Corp.	665,269
6,736	TJX Cos., Inc. (The)	454,141
641	Tractor Supply Co.	119,265
307	Ulta Beauty, Inc.*	106,151

		14,459,493

Semiconductors & Semiconductor Equipment – 5.7%
6,794	Advanced Micro Devices, Inc.*	638,160
2,081	Analog Devices, Inc.	358,265
5,121	Applied Materials, Inc.	729,230
2,281	Broadcom, Inc.	1,087,672
735	Enphase Energy, Inc.*	134,968
22,509	Intel Corp.	1,263,655
867	KLA Corp.	281,090
798	Lam Research Corp.	519,259
1,529	Maxim Integrated Products, Inc.*	161,096
1,506	Microchip Technology, Inc.	225,508
6,299	Micron Technology, Inc.*	535,289
244	Monolithic Power Systems, Inc.	91,122
3,465	NVIDIA Corp.	2,772,347
1,542	NXP Semiconductors NV	317,220
627	Qorvo, Inc.*	122,673
6,281	QUALCOMM, Inc.	897,743
914	Skyworks Solutions, Inc.	175,260
947	Teradyne, Inc.	126,860
5,133	Texas Instruments, Inc.	987,076
1,375	Xilinx, Inc.	198,880

		11,623,373

Software & Services – 13.9%
3,544	Accenture plc Class A	1,044,736
2,666	Adobe, Inc.*	1,561,316
925	Akamai Technologies, Inc.*	107,855
494	ANSYS, Inc.*	171,448
1,236	Autodesk, Inc.*	360,788
2,362	Automatic Data Processing, Inc.	469,140
655	Broadridge Financial Solutions, Inc.	105,802
1,579	Cadence Design Systems, Inc.*	216,039
675	Citrix Systems, Inc.	79,157
2,989	Cognizant Technology Solutions Corp. Class A	207,018
1,390	DXC Technology Co.*	54,127

Common Stocks – (continued)
Software & Services – (continued)
3,502	Fidelity National Information Services, Inc.	496,128
3,218	Fiserv, Inc.*	343,972
462	FleetCor Technologies, Inc.*	118,300
766	Fortinet, Inc.*	182,453
485	Gartner, Inc.*	117,467
1,660	Global Payments, Inc.	311,316
5,015	International Business Machines Corp.	735,149
1,526	Intuit, Inc.	747,999
447	Jack Henry & Associates, Inc.	73,089
4,880	Mastercard, Inc. Class A	1,781,639
42,073	Microsoft Corp.	11,397,576
3,235	NortonLifeLock, Inc.	88,057
10,127	Oracle Corp.	788,286
1,810	Paychex, Inc.	194,213
286	Paycom Software, Inc.*	103,952
6,564	PayPal Holdings, Inc.*	1,913,275
595	PTC, Inc.*	84,050
5,148	salesforce.com, Inc.*	1,257,502
1,091	ServiceNow, Inc.*	599,559
842	Synopsys, Inc.*	232,215
234	Tyler Technologies, Inc.*	105,855
553	VeriSign, Inc.*	125,912
9,440	Visa, Inc. Class A	2,207,261
2,214	Western Union Co. (The)	50,856

		28,433,507

Technology Hardware & Equipment – 7.6%
3,333	Amphenol Corp. Class A	228,011
87,628	Apple, Inc.	12,001,531
317	Arista Networks, Inc.*	114,852
786	CDW Corp.	137,275
23,606	Cisco Systems, Inc.	1,251,118
4,344	Corning, Inc.	177,670
333	F5 Networks, Inc.*	62,158
7,290	Hewlett Packard Enterprise Co.	106,288
6,610	HP, Inc.	199,556
209	IPG Photonics Corp.*	44,051
1,798	Juniper Networks, Inc.	49,175
1,053	Keysight Technologies, Inc.*	162,594
937	Motorola Solutions, Inc.	203,188
1,216	NetApp, Inc.	99,493
1,109	Seagate Technology Holdings plc	97,514
1,839	TE Connectivity Ltd.	248,651
1,452	Trimble, Inc.*	118,817
1,757	Western Digital Corp.*	125,046
305	Zebra Technologies Corp. Class A*	161,494

		15,588,482

Telecommunication Services – 1.5%
39,866	AT&T, Inc.	1,147,344
5,649	Lumen Technologies, Inc.	76,770
3,262	T-Mobile US, Inc.*	472,435

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – (continued)
23,139	Verizon Communications, Inc.	$1,296,478

		2,993,027

Transportation – 1.9%
699	Alaska Air Group, Inc.*	42,157
3,649	American Airlines Group, Inc.*	77,395
782	CH Robinson Worldwide, Inc.	73,250
12,825	CSX Corp.	411,426
3,380	Delta Air Lines, Inc.*	146,219
947	Expeditors International of Washington, Inc.	119,890
1,366	FedEx Corp.	407,519
467	JB Hunt Transport Services, Inc.	76,098
504	Kansas City Southern	142,818
1,415	Norfolk Southern Corp.	375,555
535	Old Dominion Freight Line, Inc.	135,783
3,313	Southwest Airlines Co.*	175,887
3,734	Union Pacific Corp.	821,219
1,817	United Airlines Holdings, Inc.*	95,011
4,039	United Parcel Service, Inc. Class B	839,991

		3,940,218

Utilities – 2.4%
3,755	AES Corp. (The)	97,893
1,446	Alliant Energy Corp.	80,629
1,445	Ameren Corp.	115,658
2,782	American Electric Power Co., Inc.	235,329
1,032	American Water Works Co., Inc.	159,062
741	Atmos Energy Corp.	71,218
3,042	CenterPoint Energy, Inc.	74,590
1,628	CMS Energy Corp.	96,182
1,885	Consolidated Edison, Inc.	135,192
4,529	Dominion Energy, Inc.	333,199
1,108	DTE Energy Co.	143,597
4,178	Duke Energy Corp.	412,452
2,087	Edison International	120,670
1,137	Entergy Corp.	113,359
1,244	Evergy, Inc.	75,175
1,954	Eversource Energy	156,789
5,447	Exelon Corp.	241,357
3,078	FirstEnergy Corp.	114,532
11,008	NextEra Energy, Inc.	806,666
2,089	NiSource, Inc.	51,180
1,439	NRG Energy, Inc.	57,992
601	Pinnacle West Capital Corp.	49,264
4,377	PPL Corp.	122,425
2,826	Public Service Enterprise Group, Inc.	168,825
1,666	Sempra Energy	220,712
5,865	Southern Co. (The)	354,891
1,773	WEC Energy Group, Inc.	157,708

Common Stocks – (continued)
Utilities – (continued)
2,991	Xcel Energy, Inc.	197,047

		4,963,593

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $50,498,172)		$202,975,564

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(a) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
24,800	0.026%	$24,800
(Cost $24,800)

TOTAL INVESTMENTS – 99.2%
(Cost $50,720,472)		$203,000,364

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		1,656,701

NET ASSETS – 100.0%		$204,657,065

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

(b)	All or a portion of security is on loan.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	8	09/17/2021	$1,715,440	$21,889

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Banks – 0.4%
573	SVB Financial Group*	$318,834

Capital Goods – 9.3%
2,862	Allegion plc	398,677
6,197	AMETEK, Inc.	827,300
24,798	AZEK Co., Inc. (The)*	1,052,923
2,563	Cummins, Inc.	624,885
5,564	Fortive Corp.	388,033
7,411	ITT, Inc.	678,774
5,353	Rockwell Automation, Inc.	1,531,065
6,394	Trane Technologies plc	1,177,391
1,205	TransDigm Group, Inc.*	779,984

		7,459,032

Commercial & Professional Services – 4.4%
17,930	CoStar Group, Inc.*	1,484,962
5,349	TransUnion	587,374
8,376	Verisk Analytics, Inc.	1,463,455

		3,535,791

Consumer Durables & Apparel – 2.4%
5,254	Lululemon Athletica, Inc.*	1,917,552

Consumer Services – 5.1%
7,378	Chegg, Inc.*	613,185
8,904	Expedia Group, Inc.*	1,457,674
2,636	Wingstop, Inc.	415,513
6,072	Wynn Resorts Ltd.*	742,606
7,519	Yum! Brands, Inc.	864,910

		4,093,888

Diversified Financials – 2.5%
8,348	Discover Financial Services	987,485
1,514	MarketAxess Holdings, Inc.	701,875
4,176	Tradeweb Markets, Inc. Class A	353,123

		2,042,483

Energy – 0.8%
5,092	Cheniere Energy, Inc.*	441,680
1,239	Pioneer Natural Resources Co.	201,362

		643,042

Food, Beverage & Tobacco – 3.4%
12,785	Coca-Cola Europacific Partners plc	758,406
13,165	McCormick & Co., Inc. (Non-Voting)	1,162,733
36,251	Utz Brands, Inc.	789,909

		2,711,048

Health Care Equipment & Services – 13.1%
1,943	Align Technology, Inc.*	1,187,173
12,693	Certara, Inc.*	359,593
10,309	Guardant Health, Inc.*	1,280,275
2,352	IDEXX Laboratories, Inc.*	1,485,405
5,560	Insulet Corp.*	1,526,276
6,699	Veeva Systems, Inc. Class A*	2,083,054
4,624	West Pharmaceutical Services, Inc.	1,660,478

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
5,990	Zimmer Biomet Holdings, Inc.	963,312

		10,545,566

Materials – 3.9%
15,579	Ball Corp.	1,262,210
18,478	Danimer Scientific, Inc.*(a)	462,874
2,807	Martin Marietta Materials, Inc.	987,531
2,427	PPG Industries, Inc.	412,032

		3,124,647

Media & Entertainment – 5.1%
7,769	Bumble, Inc. Class A*(a)	447,494
8,470	Live Nation Entertainment, Inc.*	741,887
9,559	Match Group, Inc.*	1,541,389
5,649	Pinterest, Inc. Class A*	445,989
1,853	Spotify Technology SA*	510,668
6,464	Twitter, Inc.*	444,788

		4,132,215

Pharmaceuticals, Biotechnology & Life Sciences – 8.6%
2,678	10X Genomics, Inc. Class A*	524,406
8,922	Adaptive Biotechnologies Corp.*	364,553
7,683	Agilent Technologies, Inc.	1,135,624
9,249	Agios Pharmaceuticals, Inc.*	509,712
11,058	Catalent, Inc.*	1,195,591
11,907	Genmab A/S ADR*	486,163
8,144	Neurocrine Biosciences, Inc.*	792,574
7,455	PerkinElmer, Inc.	1,151,127
5,070	Seagen, Inc.*	800,452

		6,960,202

Real Estate Investment Trusts – 1.3%
7,673	Equity LifeStyle Properties, Inc.	570,181
3,430	Simon Property Group, Inc.	447,546

		1,017,727

Retailing – 7.4%
3,775	Burlington Stores, Inc.*	1,215,512
3,946	Dollar Tree, Inc.*	392,627
9,214	Etsy, Inc.*	1,896,610
1,556	O’Reilly Automotive, Inc.*	881,023
884	RH*	600,236
2,726	Ulta Beauty, Inc.*	942,569

		5,928,577

Semiconductors & Semiconductor Equipment – 5.7%
5,399	Cree, Inc.*	528,724
6,877	Entegris, Inc.	845,665
14,598	Marvell Technology, Inc.	851,501
5,906	Microchip Technology, Inc.	884,365
4,996	MKS Instruments, Inc.	889,038
16,374	ON Semiconductor Corp.*	626,797

		4,626,090

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 20.7%
3,100	ANSYS, Inc.*	$1,075,886
3,396	Avalara, Inc.*	549,473
4,189	Bill.com Holdings, Inc.*	767,341
3,164	C3.ai, Inc. Class A*(a)	197,845
13,009	Cadence Design Systems, Inc.*	1,779,891
7,818	DocuSign, Inc.*	2,185,678
10,549	Dynatrace, Inc.*	616,273
3,028	HubSpot, Inc.*	1,764,476
3,964	Okta, Inc.*	969,911
4,161	Palo Alto Networks, Inc.*	1,543,939
2,882	Paycom Software, Inc.*	1,047,521
1,738	Procore Technologies, Inc.*(a)	165,023
4,700	RingCentral, Inc. Class A*	1,365,726
9,955	Splunk, Inc.*	1,439,294
5,820	UiPath, Inc. Class A*	395,353
3,702	Zscaler, Inc.*	799,854

		16,663,484

Technology Hardware & Equipment – 3.1%
20,268	Amphenol Corp. Class A	1,386,534
6,989	Keysight Technologies, Inc.*	1,079,171

		2,465,705

Transportation – 1.9%
4,485	Old Dominion Freight Line, Inc.	1,138,293
1,787	Saia, Inc.*	374,359

		1,512,652

TOTAL COMMON STOCKS
(Cost $54,389,890)		$79,698,535

Shares	Dividend Rate	Value

Investment Company(b) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
987,086	0.026%		$987,086
(Cost $987,086)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $55,376,976)			$80,685,621

Securities Lending Reinvestment Vehicle(b) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,277,305		0.026%		$1,277,305
(Cost $1,277,305)

TOTAL INVESTMENTS – 101.9%
(Cost $56,654,281)				$81,962,926

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%				(1,504,614)

NET ASSETS – 100.0%				$80,458,312

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Australia – 10.4%
19,634	BHP Group Ltd. (Materials)	$714,291
34,859	BHP Group plc (Materials)	1,031,512
52,639	Brambles Ltd. (Commercial & Professional Services)	451,745
17,022	Commonwealth Bank of Australia (Banks)	1,274,652
16,046	Endeavour Group Ltd. (Food & Staples Retailing)*	75,692
49,386	Fortescue Metals Group Ltd. (Materials)	862,720
43,804	Glencore plc (Materials)*	188,011
53,719	Goodman Group (REIT)	850,140
7,514	JB Hi-Fi Ltd. (Retailing)	284,768
5,359	Mineral Resources Ltd. (Materials)	215,250
40,881	National Australia Bank Ltd. (Banks)	803,672
3,289	Premier Investments Ltd. (Retailing)	70,428
4,609	Rio Tinto Ltd. (Materials)	436,959
13,291	Rio Tinto plc ADR (Materials)	1,114,982
24,356	Sonic Healthcare Ltd. (Health Care Equipment & Services)	701,829
43,873	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	384,165
21,290	Wesfarmers Ltd. (Retailing)	943,851
18,766	Woolworths Group Ltd. (Food & Staples Retailing)	537,016

		10,941,683

Austria – 0.0%
692	Mondi plc (Materials)	18,219

Belgium – 0.1%
2,653	Tessenderlo Group SA (Materials)*	112,091

Brazil – 0.1%
2,734	Yara International ASA (Materials)	144,066

China – 0.5%
248,400	Chow Tai Fook Jewellery Group Ltd. (Retailing)	567,550

Denmark – 2.2%
114	AP Moller — Maersk A/S Class A (Transportation)	317,103
220	AP Moller — Maersk A/S Class B (Transportation)	633,360
3,943	DSV PANALPINA A/S (Transportation)	920,446
1,097	Pandora A/S (Consumer Durables & Apparel)	148,001
3,706	Solar A/S Class B (Capital Goods)	322,273

		2,341,183

Finland – 1.1%
23,627	Kesko OYJ Class B (Food & Staples Retailing)	872,460
23,745	Nokia OYJ (Technology Hardware & Equipment)*	127,220

Common Stocks – (continued)
Finland – (continued)
3,684	Nokian Renkaat OYJ (Automobiles & Components)	148,826

		1,148,506

France – 11.5%
2,432	ALD SA (Transportation)(a)	36,503
2,113	Arkema SA (Materials)	265,571
16,494	BNP Paribas SA (Banks)	1,035,158
5,494	Cie de Saint-Gobain (Capital Goods)	362,581
3,557	Dassault Systemes SE (Software & Services)	863,270
3,795	Gecina SA (REIT)	581,628
579	Hermes International (Consumer Durables & Apparel)	844,941
2,917	IPSOS (Media & Entertainment)	123,075
1,169	Kering SA (Consumer Durables & Apparel)	1,024,299
7,670	Legrand SA (Capital Goods)	812,892
1,992	L’Oreal SA (Household & Personal Products)	889,615
2,174	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	1,710,192
9,511	Publicis Groupe SA (Media & Entertainment)	608,657
37,923	Rexel SA (Capital Goods)*	794,038
6,082	Rothschild & Co. (Diversified Financials)	236,184
1,556	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	736,440
26,419	Societe Generale SA (Banks)	781,511
733	Teleperformance (Commercial & Professional Services)	297,664
458	Trigano SA (Automobiles & Components)	94,700

		12,098,919

Germany – 11.2%
2,969	adidas AG (Consumer Durables & Apparel)	1,107,906
5,341	Allianz SE (Registered) (Insurance)	1,332,884
5,050	Aurubis AG (Materials)	468,726
7,713	Bayerische Motoren Werke AG (Automobiles & Components)	817,698
561	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(b)	50,467
7,793	Brenntag SE (Capital Goods)	725,313
4,837	Daimler AG (Registered) (Automobiles & Components)	432,228
17,757	Deutsche Post AG (Registered) (Transportation)	1,209,335
40,100	Deutsche Telekom AG (Registered) (Telecommunication Services)	848,115

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,970	E.ON SE (Utilities)	$22,792
4,405	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	487,226
1,202	Hapag-Lloyd AG (Transportation)(a)	276,280
7,009	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(b)	740,249
1,880	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	75,620
4,486	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	860,757
7,609	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(b)	816,832
196	Rheinmetall AG (Capital Goods)	19,367
2,839	SAP SE (Software & Services)	398,765
846	Sixt SE (Preference) (Transportation)(b)	68,264
4,687	SUESS MicroTec SE (Semiconductors & Semiconductor Equipment)*	154,072
3,632	Volkswagen AG (Preference) (Automobiles & Components)(b)	910,657

		11,823,553

Hong Kong – 3.0%
125,000	AIA Group Ltd. (Insurance)	1,550,697
30,500	CK Asset Holdings Ltd. (Real Estate)	209,932
22,000	CLP Holdings Ltd. (Utilities)	217,423
4,300	Link REIT (REIT)	41,604
23,500	Sun Hung Kai Properties Ltd. (Real Estate)	349,256
45,000	Techtronic Industries Co. Ltd. (Capital Goods)	784,214

		3,153,126

Ireland – 0.0%
929	Smurfit Kappa Group plc (Materials)	50,522

Israel – 0.0%
2,710	Plus500 Ltd. (Diversified Financials)	50,093

Italy – 1.0%
126,502	Banco BPM SpA (Banks)	407,776
51,937	Mediobanca Banca di Credito Finanziario SpA (Banks)*	607,671

		1,015,447

Japan – 25.6%
2,600	Achilles Corp. (Materials)	31,859
10,000	Acom Co. Ltd. (Diversified Financials)	43,634
14,000	Aeon Co. Ltd. (Food & Staples Retailing)	375,827

Common Stocks – (continued)
Japan – (continued)
49,000	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	853,906
6,800	Astena Holdings Co. Ltd. (Health Care Equipment & Services)	38,935
6,900	Bridgestone Corp. (Automobiles & Components)	313,621
7,400	Chubu Electric Power Co., Inc. (Utilities)	90,536
9,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	372,584
21,900	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	80,887
9,400	Daicel Corp. (Materials)	77,343
37,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	813,306
23,400	Daiwa House Industry Co. Ltd. (Real Estate)	703,603
9,100	Daiwa Securities Group, Inc. (Diversified Financials)	49,992
11,800	DeNA Co. Ltd. (Media & Entertainment)	251,538
1,100	Dentsu Group, Inc. (Media & Entertainment)	39,466
2,700	DIC Corp. (Materials)	68,295
200	Disco Corp. (Semiconductors & Semiconductor Equipment)	60,810
8,700	Ebara Corp. (Capital Goods)	428,545
163,600	ENEOS Holdings, Inc. (Energy)	685,615
5,500	France Bed Holdings Co. Ltd. (Health Care Equipment & Services)	45,194
4,300	Fujitsu Ltd. (Software & Services)	804,525
1,300	Gunze Ltd. (Consumer Durables & Apparel)	54,143
700	Hikari Tsushin, Inc. (Retailing)	123,022
34,700	Hitachi Metals Ltd. (Materials)	663,115
14,000	Hokkaido Gas Co. Ltd. (Utilities)	194,779
3,400	Hoya Corp. (Health Care Equipment & Services)	449,719
7,300	Ichinen Holdings Co. Ltd. (Transportation)	80,026
28,400	Inpex Corp. (Energy)	212,557
1,500	I-PEX, Inc. (Technology Hardware & Equipment)	33,157
16,200	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	306,153
5,300	Kao Corp. (Household & Personal Products)	326,798
1,500	KDDI Corp. (Telecommunication Services)	46,734
35,800	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	698,667

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,600	Komori Corp. (Capital Goods)	$55,757
6,400	Konami Holdings Corp. (Media & Entertainment)	383,295
23,300	Konica Minolta, Inc. (Technology Hardware & Equipment)	129,087
6,000	K’s Holdings Corp. (Retailing)	68,954
5,600	Macromill, Inc. (Media & Entertainment)	43,047
13,200	Marui Group Co. Ltd. (Retailing)	249,051
35,100	Mazda Motor Corp. (Automobiles & Components)*	331,151
2,900	Meiji Electric Industries Co. Ltd. (Capital Goods)	37,482
6,400	Mitsubishi Electric Corp. (Capital Goods)	92,910
65,300	Mitsubishi HC Capital, Inc. (Diversified Financials)	350,171
190,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,023,389
2,000	Mitsuboshi Belting Ltd. (Capital Goods)	31,561
39,600	Mitsui & Co. Ltd. (Capital Goods)	892,018
5,000	Mitsui OSK Lines Ltd. (Transportation)	240,310
12,100	NEC Corp. (Software & Services)	622,598
34,300	NGK Insulators Ltd. (Capital Goods)	577,261
1,500	Nihon Unisys Ltd. (Software & Services)	45,139
18,600	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	486,301
16,400	Nippon Yusen KK (Transportation)	832,269
133,500	Nomura Holdings, Inc. (Diversified Financials)	679,446
124	Nomura Real Estate Master Fund, Inc. (REIT)	198,454
43,500	NTT Data Corp. (Software & Services)	679,070
50,000	ORIX Corp. (Diversified Financials)	845,081
16,900	Panasonic Corp. (Consumer Durables & Apparel)	194,595
19,800	Ricoh Co. Ltd. (Technology Hardware & Equipment)	222,870
2,500	S Foods, Inc. (Food, Beverage & Tobacco)	74,078
8,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	111,793
3,000	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	133,848
3,200	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	314,486

Common Stocks – (continued)
Japan – (continued)
7,800	Seiko Epson Corp. (Technology Hardware & Equipment)	137,109
3,000	Sekisui House Ltd. (Consumer Durables & Apparel)	61,604
800	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	38,321
2,100	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	109,444
13,000	SoftBank Group Corp. (Telecommunication Services)	906,644
45,500	Sojitz Corp. (Capital Goods)	137,631
18,700	Subaru Corp. (Automobiles & Components)	370,625
51,200	Sumitomo Corp. (Capital Goods)	686,512
13,600	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	285,249
8,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	306,801
1,000	Taisei Corp. (Capital Goods)	32,820
29,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	983,325
1,300	THK Co. Ltd. (Capital Goods)	38,795
2,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	994,484
9,400	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	424,367
4,200	Tokyotokeiba Co. Ltd. (Consumer Services)	171,631
4,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	164,478
33,700	Tosoh Corp. (Materials)	581,083
14,400	Toyo Tire Corp. (Automobiles & Components)	304,921
2,200	Toyota Boshoku Corp. (Automobiles & Components)	45,664
4,400	Toyota Tsusho Corp. (Capital Goods)	208,841
1,600	Trend Micro, Inc. (Software & Services)	83,782
2,100	USS Co. Ltd. (Retailing)	36,709
3,700	Wacoal Holdings Corp. (Consumer Durables & Apparel)	83,808
99,200	Yamada Holdings Co. Ltd. (Retailing)	458,713

		27,017,724

Luxembourg – 0.9%
1,174	APERAM SA (Materials)	60,292
7,534	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)*	861,730

		922,022

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 4.9%
2,540	ASM International NV (Semiconductors & Semiconductor Equipment)	$837,761
3,726	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,572,129
28,374	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	844,966
38,265	PostNL NV (Transportation)	207,908
19,161	Royal Dutch Shell plc Class A (Energy)	387,158
8,204	Royal Dutch Shell plc Class B ADR (Energy)	318,561
1,439	Van Lanschot Kempen NV CVA (Banks)	36,600

		5,205,083

New Zealand – 0.2%
11,657	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	253,591

Norway – 1.7%
10,740	Aker BP ASA (Energy)	342,319
18,230	Golden Ocean Group Ltd. (Transportation)	201,429
18,698	Kid ASA (Retailing)(a)	231,061
98,445	Norsk Hydro ASA (Materials)	628,512
16,782	Stolt-Nielsen Ltd. (Transportation)	245,196
33,535	Wallenius Wilhelmsen ASA (Transportation)*	116,767

		1,765,284

South Africa – 0.9%
24,581	Anglo American plc (Materials)	978,181

Spain – 2.1%
10,609	Acerinox SA (Materials)	128,460
112,264	Banco Bilbao Vizcaya Argentaria SA (Banks)	696,372
72,734	Bankinter SA (Banks)	365,928
79,643	Iberdrola SA (Utilities)	971,219

		2,161,979

Sweden – 1.9%
3,580	Boliden AB (Materials)*	137,757
1,795	Epiroc AB Class B (Capital Goods)	35,240
16,178	Investor AB Class A (Diversified Financials)	369,295
8,884	Investor AB Class B (Diversified Financials)	204,780
4,355	Lundin Energy AB (Energy)	154,396
18,516	Swedbank AB Class A (Banks)	344,711
11,753	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	147,781
27,200	Volvo AB Class B (Capital Goods)	655,504

		2,049,464

Common Stocks – (continued)
Switzerland – 8.4%
10,051	Adecco Group AG (Registered) (Commercial & Professional Services)	683,888
150	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	88,974
7,072	Cie Financiere Richemont SA (Consumer Durables & Apparel)	961,936
2,345	Kuehne + Nagel International AG (Registered) (Transportation)	802,598
4,583	Logitech International SA (Registered) (Technology Hardware & Equipment)	556,570
1,479	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,048,547
8,394	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,046,288
2,375	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	216,663
1,768	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	666,250
2,894	Sika AG (Registered) (Materials)	948,184
5,846	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	212,534
1,194	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	591,651
65,173	UBS Group AG (Registered) (Diversified Financials)	998,270

		8,822,353

Ukraine – 0.1%
12,085	Ferrexpo plc (Materials)	71,690

United Kingdom – 7.4%
29,481	3i Group plc (Diversified Financials)	478,443
15,810	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(c)	947,019
101,128	Aviva plc (Insurance)	567,728
23,050	Barclays plc (Banks)	54,699
3,207	Bellway plc (Consumer Durables & Apparel)	143,678
10,792	BP plc ADR (Energy)	285,125
30,557	British American Tobacco plc (Food, Beverage & Tobacco)	1,186,394
4,500	CK Hutchison Holdings Ltd. (Capital Goods)	35,032
13,905	Clarkson plc (Transportation)	614,346
29,081	CNH Industrial NV (Capital Goods)	482,386
9,935	Entain plc (Consumer Services)*	240,066
16,385	Halfords Group plc (Retailing)*	97,733
5,943	Imperial Brands plc (Food, Beverage & Tobacco)	128,147

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
412,080	ITV plc (Media & Entertainment)*	$716,195
33,067	JD Sports Fashion plc (Retailing)	420,799
42,097	Legal & General Group plc (Insurance)	150,185
34,750	Melrose Industries plc (Capital Goods)	74,800
6,508	Next plc (Retailing)*	708,290
2,683	Persimmon plc (Consumer Durables & Apparel)	109,905
29,678	Tate & Lyle plc (Food, Beverage & Tobacco)	303,140
2,402	Vodafone Group plc ADR (Telecommunication Services)	41,146

		7,785,256

United States – 1.7%
3,549	Ferguson plc (Capital Goods)	493,763
8,039	Schneider Electric SE (Capital Goods)	1,267,304

		1,761,067

TOTAL COMMON STOCKS
(Cost $89,588,190)		$102,258,652

Shares	Dividend Rate	Value

Investment Company(d) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
112,379	0.026%	$112,379
(Cost $112,379)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $89,700,569)		$102,371,031

Securities Lending Reinvestment Vehicle(d) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
922,500	0.026%	$922,500
(Cost $922,500)

TOTAL INVESTMENTS – 97.9%
(Cost $90,623,069)		$103,293,531

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		2,255,476

NET ASSETS – 100.0%		$105,549,007

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	22	09/17/2021	$1,057,938	$(13,897)
FTSE 100 Index	4	09/17/2021	386,245	(4,163)
Hang Seng Index	1	07/29/2021	184,369	(3,268)
MSCI Singapore Index	1	07/29/2021	26,433	(42)
SPI 200 Index	1	09/16/2021	135,422	(659)
TOPIX Index	3	09/09/2021	524,686	(1,881)

Total Futures Contracts				$(23,910)

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Automobiles & Components – 1.1%
87,692	General Motors Co.*	$5,188,736

Banks – 9.7%
306,732	Bank of America Corp.	12,646,560
120,842	JPMorgan Chase & Co.	18,795,765
46,187	M&T Bank Corp.	6,711,433
152,528	Truist Financial Corp.	8,465,304

		46,619,062

Capital Goods – 7.0%
32,765	Eaton Corp. plc	4,855,118
706,284	General Electric Co.	9,506,582
32,611	Honeywell International, Inc.	7,153,223
20,816	Illinois Tool Works, Inc.	4,653,625
33,286	L3Harris Technologies, Inc.	7,194,769

		33,363,317

Commercial & Professional Services – 1.0%
41,597	Waste Connections, Inc.	4,967,930

Consumer Services – 1.7%
34,904	McDonald’s Corp.	8,062,475

Diversified Financials – 6.4%
41,451	American Express Co.	6,848,949
18,532	Berkshire Hathaway, Inc. Class B*	5,150,413
10,293	BlackRock, Inc.	9,006,066
107,278	Morgan Stanley	9,836,320

		30,841,748

Energy – 4.9%
93,249	Chevron Corp.	9,766,900
102,751	ConocoPhillips	6,257,536
143,079	Devon Energy Corp.	4,176,476
37,670	Hess Corp.	3,289,345

		23,490,257

Food & Staples Retailing – 0.7%
25,366	Walmart, Inc.	3,577,113

Food, Beverage & Tobacco – 3.9%
124,102	Coca-Cola Co. (The)	6,715,160
22,253	Constellation Brands, Inc. Class A	5,204,754
109,357	Mondelez International, Inc. Class A	6,828,251

		18,748,165

Health Care Equipment & Services – 7.5%
158,785	Boston Scientific Corp.*	6,789,646
77,129	CVS Health Corp.	6,435,644
19,430	Guardant Health, Inc.*	2,413,012
14,481	Humana, Inc.	6,411,028
60,175	Medtronic plc	7,469,523
41,204	Zimmer Biomet Holdings, Inc.	6,626,427

		36,145,280

Household & Personal Products – 2.0%
72,196	Procter & Gamble Co. (The)	9,741,406

Common Stocks – (continued)
Insurance – 2.4%
33,690	Chubb Ltd.	5,354,689
45,283	Marsh & McLennan Cos., Inc.	6,370,412

		11,725,101

Materials – 5.1%
24,504	Ecolab, Inc.	5,047,089
120,146	Freeport-McMoRan, Inc.	4,458,618
15,961	Linde plc	4,614,325
16,425	Martin Marietta Materials, Inc.	5,778,479
32,886	Packaging Corp. of America	4,453,422

		24,351,933

Media & Entertainment – 5.9%
3,668	Alphabet, Inc. Class A*	8,956,486
164,145	Comcast Corp. Class A	9,359,548
55,928	Walt Disney Co. (The)*	9,830,464

		28,146,498

Pharmaceuticals, Biotechnology & Life Sciences – 9.2%
6,740	Biogen, Inc.*	2,333,860
14,564	BioMarin Pharmaceutical, Inc.*	1,215,220
143,453	Bristol-Myers Squibb Co.	9,585,529
23,685	Eli Lilly & Co.	5,436,181
77,258	Johnson & Johnson	12,727,483
9,326	Neurocrine Biosciences, Inc.*	907,606
30,133	PerkinElmer, Inc.	4,652,837
14,416	Thermo Fisher Scientific, Inc.	7,272,440

		44,131,156

Real Estate Investment Trusts – 5.2%
22,171	Alexandria Real Estate Equities, Inc.	4,033,792
24,699	AvalonBay Communities, Inc.	5,154,434
31,901	Boston Properties, Inc.	3,655,536
48,480	Equity Residential	3,732,960
38,034	Prologis, Inc.	4,546,204
12,397	Public Storage	3,727,654

		24,850,580

Retailing – 3.0%
12,051	O’Reilly Automotive, Inc.*	6,823,397
20,295	Ross Stores, Inc.	2,516,580
21,589	Target Corp.	5,218,925

		14,558,902

Semiconductors & Semiconductor Equipment – 4.2%
22,966	Cree, Inc.*	2,249,060
10,599	KLA Corp.	3,436,302
95,956	Marvell Technology, Inc.	5,597,113
13,908	NXP Semiconductors NV	2,861,154
30,403	Texas Instruments, Inc.	5,846,497

		19,990,126

Software & Services – 5.5%
67,318	Cognizant Technology Solutions Corp. Class A	4,662,445

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
51,960	Fidelity National Information Services, Inc.	$7,361,173
20,485	Global Payments, Inc.	3,841,757
35,702	International Business Machines Corp.	5,233,556
34,770	Splunk, Inc.*	5,027,047

		26,125,978

Technology Hardware & Equipment – 1.7%
154,095	Cisco Systems, Inc.	8,167,035

Telecommunication Services – 1.9%
314,650	AT&T, Inc.	9,055,627

Transportation – 3.8%
21,410	Norfolk Southern Corp.	5,682,428
35,325	Union Pacific Corp.	7,769,027
92,788	United Airlines Holdings, Inc.*	4,851,885

		18,303,340

Utilities – 5.0%
50,737	Ameren Corp.	4,060,990
26,284	Atmos Energy Corp.	2,526,155
58,993	CMS Energy Corp.	3,485,306
124,547	NextEra Energy, Inc.	9,126,804
73,091	Xcel Energy, Inc.	4,815,235

		24,014,490

TOTAL COMMON STOCKS
(Cost $361,951,917)		$474,166,255

Shares	Dividend Rate	Value

Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,660,318	0.026%	$4,660,318
(Cost $4,660,318)

TOTAL INVESTMENTS – 99.8%
(Cost $366,612,235)		$478,826,573

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		758,139

NET ASSETS – 100.0%		$479,584,712

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Automobiles & Components – 1.3%
43,534	Aptiv plc*	$6,849,204

Banks – 7.2%
116,199	Citizens Financial Group, Inc.	5,330,048
106,845	East West Bancorp, Inc.	7,659,718
62,581	M&T Bank Corp.	9,093,645
64,760	Pinnacle Financial Partners, Inc.	5,717,660
13,234	Signature Bank	3,250,932
12,001	SVB Financial Group*	6,677,717

		37,729,720

Capital Goods – 12.1%
38,619	Allegion plc	5,379,627
72,550	AMETEK, Inc.	9,685,425
32,164	Cummins, Inc.	7,841,905
108,329	Fastenal Co.	5,633,108
98,903	Fortive Corp.	6,897,495
17,930	IDEX Corp.	3,945,496
67,191	ITT, Inc.	6,154,024
13,218	L3Harris Technologies, Inc.	2,857,071
19,314	Rockwell Automation, Inc.	5,524,190
24,310	Trane Technologies plc	4,476,443
8,688	TransDigm Group, Inc.*	5,623,656

		64,018,440

Commercial & Professional Services – 0.7%
43,929	Booz Allen Hamilton Holding Corp.	3,741,872

Consumer Durables & Apparel – 1.1%
98,345	Capri Holdings Ltd.*	5,624,351

Consumer Services – 4.4%
32,705	Expedia Group, Inc.*	5,354,136
45,144	Royal Caribbean Cruises Ltd.*	3,849,880
41,973	Wyndham Hotels & Resorts, Inc.	3,034,228
53,850	Wynn Resorts Ltd.*	6,585,855
36,722	Yum! Brands, Inc.	4,224,132

		23,048,231

Diversified Financials – 3.5%
82,590	Bank of New York Mellon Corp. (The)	4,231,086
81,924	Carlyle Group, Inc. (The)	3,807,827
48,318	Discover Financial Services	5,715,536
34,882	Raymond James Financial, Inc.	4,531,172

		18,285,621

Energy – 5.2%
272,339	Devon Energy Corp.	7,949,575
58,524	Diamondback Energy, Inc.	5,494,818
82,512	Hess Corp.	7,204,948
42,215	Pioneer Natural Resources Co.	6,860,782

		27,510,123

Food & Staples Retailing – 0.8%
87,264	Performance Food Group Co.*	4,231,431

Common Stocks – (continued)
Food, Beverage & Tobacco – 3.4%
66,380	Coca-Cola Europacific Partners plc	3,937,661
21,355	Constellation Brands, Inc. Class A	4,994,721
32,221	McCormick & Co., Inc. (Non-Voting)	2,845,759
224,521	Nomad Foods Ltd.*	6,347,209

		18,125,350

Health Care Equipment & Services – 4.5%
34,430	Centene Corp.*	2,510,980
15,472	Cooper Cos., Inc. (The)	6,131,089
41,248	Quest Diagnostics, Inc.	5,443,499
59,924	Zimmer Biomet Holdings, Inc.	9,636,978

		23,722,546

Insurance – 6.1%
3,930	Alleghany Corp.*	2,621,585
21,498	American Financial Group, Inc.	2,681,231
117,293	Arch Capital Group Ltd.*	4,567,389
29,534	Arthur J Gallagher & Co.	4,137,123
58,268	Athene Holding Ltd. Class A*	3,933,090
57,799	Brown & Brown, Inc.	3,071,439
30,260	Globe Life, Inc.	2,882,265
2,682	Markel Corp.*	3,182,756
84,210	Principal Financial Group, Inc.	5,321,230

		32,398,108

Materials – 6.4%
46,818	Ashland Global Holdings, Inc.	4,096,575
82,108	Ball Corp.	6,652,390
71,858	Corteva, Inc.	3,186,903
71,575	Freeport-McMoRan, Inc.	2,656,148
17,395	Martin Marietta Materials, Inc.	6,119,735
49,971	Packaging Corp. of America	6,767,073
26,643	PPG Industries, Inc.	4,523,182

		34,002,006

Media & Entertainment – 3.8%
111,073	Discovery, Inc. Class C*	3,218,896
22,822	Liberty Broadband Corp. Class C*	3,963,269
65,982	Live Nation Entertainment, Inc.*	5,779,363
61,171	Twitter, Inc.*	4,209,176
58,186	ViacomCBS, Inc.	2,630,007

		19,800,711

Pharmaceuticals, Biotechnology & Life Sciences – 4.0%
11,131	Alnylam Pharmaceuticals, Inc.*	1,886,927
67,295	Catalent, Inc.*	7,275,936
22,525	Neurocrine Biosciences, Inc.*	2,192,133
48,013	PerkinElmer, Inc.	7,413,687
14,389	Seagen, Inc.*	2,271,735

		21,040,418

Real Estate Investment Trusts – 9.9%
32,457	Alexandria Real Estate Equities, Inc.	5,905,227
23,473	AvalonBay Communities, Inc.	4,898,580

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
29,456	Camden Property Trust	$3,907,928
72,380	CubeSmart	3,352,642
102,920	Duke Realty Corp.	4,873,262
51,751	Equity LifeStyle Properties, Inc.	3,845,617
11,745	Essex Property Trust, Inc.	3,523,617
94,279	Healthpeak Properties, Inc.	3,138,548
84,277	Highwoods Properties, Inc.	3,806,792
101,107	Invitation Homes, Inc.	3,770,280
47,771	Kilroy Realty Corp.	3,326,772
64,043	Ryman Hospitality Properties, Inc.*	5,056,835
32,319	Welltower, Inc.	2,685,709

		52,091,809

Retailing – 4.1%
39,976	Advance Auto Parts, Inc.	8,200,676
16,216	Burlington Stores, Inc.*	5,221,390
48,999	L Brands, Inc.	3,530,868
6,577	RH*	4,465,783

		21,418,717

Semiconductors & Semiconductor Equipment – 4.1%
196,779	Marvell Technology, Inc.	11,478,119
24,639	MKS Instruments, Inc.	4,384,510
156,502	ON Semiconductor Corp.*	5,990,897

		21,853,526

Software & Services – 1.3%
9,393	Paycom Software, Inc.*	3,414,074
24,402	Splunk, Inc.*	3,528,041

		6,942,115

Technology Hardware & Equipment – 4.2%
35,558	Keysight Technologies, Inc.*	5,490,511
37,295	Motorola Solutions, Inc.	8,087,421
303,185	Viavi Solutions, Inc.*	5,354,247
93,301	Vontier Corp.	3,039,746

		21,971,925

Transportation – 3.5%
29,737	Old Dominion Freight Line, Inc.	7,547,251
13,460	Saia, Inc.*	2,819,735
154,380	United Airlines Holdings, Inc.*	8,072,530

		18,439,516

Utilities – 8.3%
222,194	AES Corp. (The)	5,792,598
111,943	Alliant Energy Corp.	6,241,942
67,635	Ameren Corp.	5,413,505
21,252	American Water Works Co., Inc.	3,275,571
33,501	Atmos Energy Corp.	3,219,781
104,659	CMS Energy Corp.	6,183,254
40,384	NextEra Energy Partners LP	3,083,722
75,914	Public Service Enterprise Group, Inc.	4,535,102

Common Stocks – (continued)
Utilities – (continued)
87,842	Xcel Energy, Inc.	5,787,031

		43,532,506

TOTAL COMMON STOCKS
(Cost $389,087,660)		$526,378,246

Shares	Dividend Rate	Value

Investment Company(a) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,069,710	0.026%	$1,069,710
(Cost $1,069,710)

TOTAL INVESTMENTS –100.1%
(Cost $390,157,370)		$527,447,956

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(333,531)

NET ASSETS – 100.0%		$527,114,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Automobiles & Components – 1.1%
3,143	Adient plc*	$142,063
20,799	American Axle & Manufacturing Holdings, Inc.*	215,270
52,345	Goodyear Tire & Rubber Co. (The)*	897,717
1,419	Tenneco, Inc. Class A*	27,415
1,331	Visteon Corp.*	160,971
1,081	Workhorse Group, Inc.*	17,934

		1,461,370

Banks – 8.0%
3,259	1st Source Corp.	151,413
1,034	American National Bankshares, Inc.	32,147
8,571	Ameris Bancorp	433,950
13,865	Atlantic Capital Bancshares, Inc.*	353,003
4,882	Atlantic Union Bankshares Corp.	176,826
32,358	Bancorp, Inc. (The)*	744,558
1,425	Bridgewater Bancshares, Inc.*	23,014
7,036	Byline Bancorp, Inc.	159,225
6,952	Cadence BanCorp	145,158
857	Camden National Corp.	40,930
1,747	Capital Bancorp, Inc.*	35,726
656	Capital City Bank Group, Inc.	16,918
3,648	Columbia Banking System, Inc.	140,667
864	Customers Bancorp, Inc.*	33,687
28,364	CVB Financial Corp.	584,015
1,208	Equity Bancshares, Inc. Class A*	36,832
2,942	FB Financial Corp.	109,795
685	First Bancorp	28,023
20,196	First BanCorp	240,736
3,956	First Bank	53,564
17,684	First Foundation, Inc.	398,067
9,384	First Internet Bancorp	290,716
2,102	First Midwest Bancorp, Inc.	41,683
6,787	Fulton Financial Corp.	107,099
2,974	Glacier Bancorp, Inc.	163,808
8,614	Guaranty Bancshares, Inc.	293,479
1,684	Hancock Whitney Corp.	74,837
7,084	Hanmi Financial Corp.	135,021
6,025	Heartland Financial USA, Inc.	283,115
17,291	Home BancShares, Inc.	426,742
17,471	International Bancshares Corp.	750,205
6,909	Merchants Bancorp	271,109
239	Metropolitan Bank Holding Corp.*	14,393
1,310	Northrim BanCorp, Inc.	56,002
3,969	Old National Bancorp	69,894
7,990	Origin Bancorp, Inc.	339,255
1,738	Orrstown Financial Services, Inc.	40,096
11,374	PennyMac Financial Services, Inc.	702,003
1,989	Premier Financial Corp.	56,507
4,598	Republic First Bancorp, Inc.*	18,346
1,325	South Plains Financial, Inc.	30,647
654	Southern First Bancshares, Inc.*	33,459
6,724	Southside Bancshares, Inc.	257,059
2,510	Spirit of Texas Bancshares, Inc.	57,328

Common Stocks – (continued)
Banks – (continued)
14,959	Towne Bank	455,053
718	Triumph Bancorp, Inc.*	53,312
17,184	Trustmark Corp.	529,267
13,909	United Bankshares, Inc.	507,678
2,077	United Community Banks, Inc.	66,485
2,974	Walker & Dunlop, Inc.	310,426
4,359	Washington Federal, Inc.	138,529

		10,511,807

Capital Goods – 9.2%
2,270	AAR Corp.*	87,962
1,038	Argan, Inc.	49,606
6,165	Array Technologies, Inc.*	96,174
10,732	Atkore, Inc.*	761,972
234	Barnes Group, Inc.	11,993
11,198	Boise Cascade Co.	653,403
637	CIRCOR International, Inc.*	20,766
1,543	Columbus McKinnon Corp.	74,434
1,131	Comfort Systems USA, Inc.	89,111
6,263	Concrete Pumping Holdings, Inc.*	53,048
651	Douglas Dynamics, Inc.	26,489
1,550	EMCOR Group, Inc.	190,944
4,494	Encore Wire Corp.	340,600
6,098	EnerSys	595,958
957	Federal Signal Corp.	38,500
2,453	Franklin Electric Co., Inc.	197,761
1,248	GMS, Inc.*	60,079
18,240	GrafTech International Ltd.	211,949
20,803	H&E Equipment Services, Inc.	692,116
3,299	Herc Holdings, Inc.*	369,719
2,341	JELD-WEN Holding, Inc.*	61,475
1,360	Kennametal, Inc.	48,851
1,135	Masonite International Corp.*	126,882
4,759	Matrix Service Co.*	49,970
8,232	McGrath RentCorp	671,484
3,233	Miller Industries, Inc.	127,510
35,588	MRC Global, Inc.*	334,527
5,084	Nikola Corp.*(a)	91,817
1,145	Parsons Corp.*	45,067
8,904	Powell Industries, Inc.	275,579
14,562	Primoris Services Corp.	428,560
14,253	Quanex Building Products Corp.	354,045
2,980	RBC Bearings, Inc.*	594,272
12,351	Resideo Technologies, Inc.*	370,530
9,653	Rexnord Corp.	483,036
15,289	Rush Enterprises, Inc. Class A	661,096
1,897	Simpson Manufacturing Co., Inc.	209,505
826	Stem, Inc.*	29,744
10,907	Sterling Construction Co., Inc.*	263,186
17,326	Terex Corp.	825,064
7,589	Thermon Group Holdings, Inc.*	129,317
3,478	Titan Machinery, Inc.*	107,609
840	Transcat, Inc.*	47,468
4,439	Triton International Ltd.	232,337

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
2,721	Vectrus, Inc.*	$129,492
3,095	Vicor Corp.*	327,265
741	Wabash National Corp.	11,856
17,445	WillScot Mobile Mini Holdings Corp.*	486,192

		12,146,320

Commercial & Professional Services – 1.6%
670	ASGN, Inc.*	64,943
1,373	Barrett Business Services, Inc.	99,694
2,530	CBIZ, Inc.*	82,908
343	Cimpress plc*	37,185
16,635	Ennis, Inc.	357,985
766	Exponent, Inc.	68,335
693	Harsco Corp.*	14,151
2,011	HNI Corp.	88,424
320	Huron Consulting Group, Inc.*	15,728
2,064	Korn Ferry	149,743
16,628	Matthews International Corp. Class A	597,943
1,536	Steelcase, Inc. Class A	23,209
19,419	Team, Inc.*	130,107
776	TriNet Group, Inc.*	56,244
6,218	Upwork, Inc.*	362,447

		2,149,046

Consumer Durables & Apparel – 2.8%
1,583	Acushnet Holdings Corp.	78,200
12,219	Callaway Golf Co.*	412,147
801	G-III Apparel Group Ltd.*	26,321
7,784	GoPro, Inc. Class A*	90,684
508	iRobot Corp.*	47,442
1,128	LGI Homes, Inc.*	182,668
4,116	M/I Homes, Inc.*	241,486
5,683	Movado Group, Inc.	178,844
2,258	Nautilus, Inc.*	38,047
473	Oxford Industries, Inc.	46,751
16,398	Sonos, Inc.*	577,702
19,956	Steven Madden Ltd.	873,275
5,844	Taylor Morrison Home Corp.*	154,398
32,376	TRI Pointe Group, Inc.*	693,818
808	Vista Outdoor, Inc.*	37,394

		3,679,177

Consumer Services – 3.0%
5,158	Century Casinos, Inc.*	69,272
1,082	Cheesecake Factory, Inc. (The)*	58,623
4,130	Dave & Buster’s Entertainment, Inc.*	167,678
6,556	Everi Holdings, Inc.*	163,507
9,420	International Game Technology plc*	225,703
5,168	Monarch Casino & Resort, Inc.*	341,966
3,148	Nathan’s Famous, Inc.	224,515
5,209	Noodles & Co.*	65,008
22,010	Red Rock Resorts, Inc. Class A*	935,425
7,225	Ruth’s Hospitality Group, Inc.*	166,392
9,332	SeaWorld Entertainment, Inc.*	466,040

Common Stocks – (continued)
Consumer Services – (continued)
1,014	Shake Shack, Inc. Class A*	108,518
9,074	Texas Roadhouse, Inc.	872,919
2,477	WW International, Inc.*	89,519

		3,955,085

Diversified Financials – 5.0%
865	A-Mark Precious Metals, Inc.	40,222
28,183	Arbor Realty Trust, Inc. (REIT)	502,221
10,626	Artisan Partners Asset Management, Inc. Class A	540,013
1,240	Associated Capital Group, Inc. Class A	48,186
16,748	Banco Latinoamericano de Comercio Exterior SA Class E	257,417
45,912	BGC Partners, Inc. Class A	260,321
15,611	Capstead Mortgage Corp. (REIT)	95,852
4,089	Chimera Investment Corp. (REIT)	61,580
1,727	Cohen & Steers, Inc.	141,769
10,288	Cowen, Inc. Class A	422,322
6,442	Dynex Capital, Inc. (REIT)	120,208
4,810	Focus Financial Partners, Inc. Class A*	233,285
12,277	Great Ajax Corp. (REIT)	159,355
4,096	Greenhill & Co., Inc.	63,734
1,885	Hamilton Lane, Inc. Class A	171,761
1,259	Ladder Capital Corp. (REIT)	14,529
3,189	LendingClub Corp.*	57,817
46,668	MFA Financial, Inc. (REIT)	214,206
5,085	Moelis & Co. Class A	289,286
8,193	Open Lending Corp. Class A*	353,036
13,982	Oppenheimer Holdings, Inc. Class A	710,845
6,616	PJT Partners, Inc. Class A	472,250
656	PRA Group, Inc.*	25,236
4,212	PROG Holdings, Inc.	202,724
10,290	Pzena Investment Management, Inc. Class A	113,293
5,072	Regional Management Corp.	236,051
2,719	Virtus Investment Partners, Inc.	755,257
14,678	WisdomTree Investments, Inc.	91,004

		6,653,780

Energy – 3.5%
240	Altus Midstream Co.	16,203
3,344	Bonanza Creek Energy, Inc.	157,402
1,155	Callon Petroleum Co.*	66,632
24,362	Centennial Resource Development, Inc. Class A*	165,174
5,459	ChampionX Corp.*	140,023
24,974	Comstock Resources, Inc.*	166,577
5,542	Earthstone Energy, Inc. Class A*	61,350
1,498	Golar LNG Ltd.*	19,849
9,399	Helix Energy Solutions Group, Inc.*	53,668
9,007	Kosmos Energy Ltd.*	31,164
3,389	Liberty Oilfield Services, Inc. Class A*	47,988
15,553	Magnolia Oil & Gas Corp. Class A*	243,093
12,609	Matador Resources Co.	454,050

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
326	Nabors Industries Ltd.*	$37,242
14,146	Oceaneering International, Inc.*	220,253
25,179	Oil States International, Inc.*	197,655
28,681	Ovintiv, Inc.	902,591
520	PBF Energy, Inc. Class A*	7,956
10,199	PDC Energy, Inc.	467,012
1,727	Range Resources Corp.*	28,945
1,697	REX American Resources Corp.*	153,036
1,400	Scorpio Tankers, Inc.	30,870
15,893	SM Energy Co.	391,445
7,207	Southwestern Energy Co.*	40,864
1,430	Teekay Tankers Ltd. Class A*	20,621
13,013	US Silica Holdings, Inc.*	150,430
81,505	W&T Offshore, Inc.*	395,299

		4,667,392

Food & Staples Retailing – 0.9%
6,520	Ingles Markets, Inc. Class A	379,921
826	Natural Grocers by Vitamin Cottage, Inc.	8,871
17,114	Performance Food Group Co.*	829,858

		1,218,650

Food, Beverage & Tobacco – 0.2%
725	B&G Foods, Inc.(a)	23,780
1,174	John B Sanfilippo & Son, Inc.	103,981
1,707	Seneca Foods Corp. Class A*	87,194

		214,955

Health Care Equipment & Services – 8.5%
879	AMN Healthcare Services, Inc.*	85,245
6,662	AngioDynamics, Inc.*	180,740
16,672	Castlight Health, Inc. Class B*	43,847
40,774	Community Health Systems, Inc.*	629,551
888	Covetrus, Inc.*	23,976
1,035	CryoLife, Inc.*	29,394
14,935	Hanger, Inc.*	377,557
324	Health Catalyst, Inc.*	17,985
1,887	Heska Corp.*	433,500
15,127	InfuSystem Holdings, Inc.*	314,490
1,095	Inovalon Holdings, Inc. Class A*	37,318
1,985	Inspire Medical Systems, Inc.*	383,621
8,453	Integer Holdings Corp.*	796,273
732	iRadimed Corp.*	21,528
8,531	Joint Corp. (The)*	715,921
6,541	LeMaitre Vascular, Inc.	399,132
1,199	LivaNova plc*	100,848
6,233	Meridian Bioscience, Inc.*	138,248
11,169	Merit Medical Systems, Inc.*	722,188
1,143	Misonix, Inc.*	25,352
5,276	National HealthCare Corp.	368,792
19,153	Natus Medical, Inc.*	497,595
11,276	Neogen Corp.*	519,147
1,186	NextGen Healthcare, Inc.*	19,676

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,152	OptimizeRx Corp.*	71,309
9,911	RadNet, Inc.*	333,902
3,139	Retractable Technologies, Inc.*(a)	36,287
23,254	Select Medical Holdings Corp.	982,714
2,826	Shockwave Medical, Inc.*	536,177
4,658	STAAR Surgical Co.*	710,345
2,605	Stereotaxis, Inc.*	25,112
7,477	Surmodics, Inc.*	405,627
12,367	Tenet Healthcare Corp.*	828,465
1,383	Triple-S Management Corp. Class B*	30,799
1,010	US Physical Therapy, Inc.	117,029
2,273	Utah Medical Products, Inc.	193,296
3,906	Varex Imaging Corp.*	104,759

		11,257,745

Household & Personal Products – 0.1%
440	Inter Parfums, Inc.	31,680
1,656	Oil-Dri Corp. of America	56,602

		88,282

Insurance – 3.5%
25,217	American Equity Investment Life Holding Co.	815,013
4,259	AMERISAFE, Inc.	254,220
13,879	Argo Group International Holdings Ltd.	719,349
5,542	Crawford & Co. Class A	50,266
564	Enstar Group Ltd.*	134,751
65,642	Genworth Financial, Inc. Class A*	256,004
3,674	Goosehead Insurance, Inc. Class A	467,700
887	Investors Title Co.	154,897
905	James River Group Holdings Ltd.	33,956
4,338	Kinsale Capital Group, Inc.(b)	714,772
8,028	MBIA, Inc.*	88,308
170	National Western Life Group, Inc. Class A	38,146
13,345	Stewart Information Services Corp.	756,528
21,548	Tiptree, Inc.	200,396

		4,684,306

Materials – 2.7%
7,779	AdvanSix, Inc.*	232,281
2,480	American Vanguard Corp.	43,425
11,732	Amyris, Inc.*	192,053
7,854	Arconic Corp.*	279,759
5,561	Coeur Mining, Inc.*	49,382
1,159	Constellium SE*	21,963
6,533	Glatfelter Corp.	91,266
3,763	Haynes International, Inc.	133,135
42,872	Hecla Mining Co.	318,968
537	Ingevity Corp.*	43,690
1,814	Innospec, Inc.	164,366
748	Intrepid Potash, Inc.*	23,831
10,045	Koppers Holdings, Inc.*	324,956

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
580	Kraton Corp.*	$18,728
940	Materion Corp.	70,829
2,643	Minerals Technologies, Inc.	207,925
1,269	MP Materials Corp.*(a)	46,775
2,294	Orion Engineered Carbons SA*	43,563
18,220	Summit Materials, Inc. Class A*	634,967
23,347	SunCoke Energy, Inc.	166,698
6,734	Tronox Holdings plc Class A	150,842
857	United States Lime & Minerals, Inc.	119,200
7,851	Warrior Met Coal, Inc.	135,037
520	Worthington Industries, Inc.	31,814

		3,545,453

Media & Entertainment – 4.9%
17,118	AMC Entertainment Holdings, Inc. Class A*(a)	970,248
241	AMC Networks, Inc. Class A*	16,099
14,374	Cargurus, Inc.*	377,030
21,529	Cars.com, Inc.*	308,511
34,302	Cinemark Holdings, Inc.*	752,929
130	Daily Journal Corp.*	44,005
36,069	Entravision Communications Corp. Class A	240,941
16,210	Eventbrite, Inc. Class A*	307,990
23,666	EW Scripps Co. (The) Class A	482,550
3,667	fuboTV, Inc.*	117,747
21,172	Gray Television, Inc.	495,425
2,986	Hemisphere Media Group, Inc.*	35,235
22,672	IMAX Corp.*	487,448
2,182	John Wiley & Sons, Inc. Class A	131,313
6,926	Lions Gate Entertainment Corp. Class A*	143,368
2,842	Lions Gate Entertainment Corp. Class B*	52,009
706	Magnite, Inc.*	23,891
9,494	QuinStreet, Inc.*	176,398
374	TechTarget, Inc.*	28,981
75,886	TrueCar, Inc.*	428,756
19,641	Yelp, Inc.*	784,854

		6,405,728

Pharmaceuticals, Biotechnology & Life Sciences – 12.3%
10,364	ACADIA Pharmaceuticals, Inc.*	252,778
40,913	Affimed NV*	347,760
12,804	Aldeyra Therapeutics, Inc.*	145,069
694	Alector, Inc.*	14,456
10,494	Allogene Therapeutics, Inc.*	273,684
14,419	Amicus Therapeutics, Inc.*	138,999
38,698	Amneal Pharmaceuticals, Inc.*	198,134
33,676	Amphastar Pharmaceuticals, Inc.*	678,908
8,470	ANI Pharmaceuticals, Inc.*	296,873
4,782	Apellis Pharmaceuticals, Inc.*	302,222
11,329	Ardelyx, Inc.*	85,874
8,355	Arrowhead Pharmaceuticals, Inc.*	691,961

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
1,900	Atea Pharmaceuticals, Inc.*	40,812
34,266	Avid Bioservices, Inc.*	878,923
3,932	BioCryst Pharmaceuticals, Inc.*	62,165
66,689	BioDelivery Sciences International, Inc.*	238,747
3,999	Bionano Genomics, Inc.*	29,313
822	Bridgebio Pharma, Inc.*	50,109
7,231	CareDx, Inc.*	661,781
1,483	Cassava Sciences, Inc.*(a)	126,708
17,793	Catalyst Pharmaceuticals, Inc.*	102,310
2,322	ChemoCentryx, Inc.*	31,092
2,250	Collegium Pharmaceutical, Inc.*	53,190
7,376	Denali Therapeutics, Inc.*	578,573
2,102	Design Therapeutics, Inc.*	41,809
31,807	Durect Corp.*	51,845
6,480	Dynavax Technologies Corp.*	63,828
8,269	Eagle Pharmaceuticals, Inc.*	353,913
3,126	Editas Medicine, Inc.*	177,057
10,962	Eiger BioPharmaceuticals, Inc.*	93,396
6,585	Emergent BioSolutions, Inc.*	414,789
82,210	Endo International plc*	384,743
1,687	Fate Therapeutics, Inc.*	146,415
2,111	FibroGen, Inc.*	56,216
13,445	Flexion Therapeutics, Inc.*	110,652
3,489	Gemini Therapeutics, Inc.*	22,574
987	Global Blood Therapeutics, Inc.*	34,565
4,118	Halozyme Therapeutics, Inc.*	186,998
15,232	Harvard Bioscience, Inc.*	126,883
4,134	Hookipa Pharma, Inc.*	37,867
1,508	Inovio Pharmaceuticals, Inc.*	13,979
2,671	Intellia Therapeutics, Inc.*	432,462
3,888	Invitae Corp.*(a)	131,142
27,698	Kadmon Holdings, Inc.*	107,191
115	Karuna Therapeutics, Inc.*	13,109
212	Krystal Biotech, Inc.*	14,416
5,150	Medpace Holdings, Inc.*	909,644
14,142	MEI Pharma, Inc.*	40,305
16,112	Myriad Genetics, Inc.*	492,705
383	NanoString Technologies, Inc.*	24,815
2,041	Nuvation Bio, Inc.*	19,002
7,832	Ocugen, Inc.*	62,891
98,443	OPKO Health, Inc.*(a)	398,694
17,756	Organogenesis Holdings, Inc.*	295,105
8,256	Pacific Biosciences of California, Inc.*	288,712
1,580	Personalis, Inc.*	39,974
23,085	Phibro Animal Health Corp. Class A	666,695
17,251	Prestige Consumer Healthcare, Inc.*	898,777
845	Protagonist Therapeutics, Inc.*	37,924
1,083	Prothena Corp. plc*	55,677
1,534	Puma Biotechnology, Inc.*	14,082
761	Recursion Pharmaceuticals, Inc. Class A*	27,776
47,557	Selecta Biosciences, Inc.*	198,788
14,286	SIGA Technologies, Inc.*	89,716

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
5,212	Sorrento Therapeutics, Inc.*(a)	$50,504
2,277	Syros Pharmaceuticals, Inc.*	12,410
11,408	Translate Bio, Inc.*	314,176
5,747	Twist Bioscience Corp.*	765,788
2,782	Vanda Pharmaceuticals, Inc.*	59,841
15,220	Veracyte, Inc.*	608,496
1,275	Vir Biotechnology, Inc.*	60,282
12,197	Xencor, Inc.*	420,675
1,613	Y-mAbs Therapeutics, Inc.*	54,519

		16,204,263

Real Estate Investment Trusts – 8.2%
4,062	Agree Realty Corp.	286,330
2,109	American Assets Trust, Inc.	78,645
652	Centerspace	51,443
31,630	City Office REIT, Inc.	393,161
14,762	Community Healthcare Trust, Inc.	700,605
1,644	EastGroup Properties, Inc.	270,356
19,715	Gladstone Commercial Corp.	444,770
4,324	Global Medical REIT, Inc.	63,822
4,254	Global Net Lease, Inc.	78,699
16,923	Independence Realty Trust, Inc.	308,506
14,663	Industrial Logistics Properties Trust	383,291
34,223	Kite Realty Group Trust	753,248
66,375	Lexington Realty Trust	793,181
4,987	Macerich Co. (The)	91,013
8,410	National Storage Affiliates Trust	425,210
14,875	NexPoint Residential Trust, Inc.	817,828
5,434	Outfront Media, Inc.*	130,579
35,509	Piedmont Office Realty Trust, Inc. Class A	655,851
11,931	PotlatchDeltic Corp.	634,133
30,629	Retail Opportunity Investments Corp.	540,908
7,331	Retail Properties of America, Inc. Class A	83,940
14,893	Retail Value, Inc.	323,923
30,530	RPT Realty	396,279
28,781	SITE Centers Corp.	433,442
6,129	STAG Industrial, Inc.	229,408
828	Tanger Factory Outlet Centers, Inc.	15,608
13,852	Terreno Realty Corp.	893,731
269	Universal Health Realty Income Trust	16,557
2,374	Urban Edge Properties	45,343
17,123	Urstadt Biddle Properties, Inc. Class A	331,844
16,312	Whitestone REIT	134,574

		10,806,228

Retailing – 7.4%
4,768	1-800-Flowers.com, Inc. Class A*	151,956
12,093	Abercrombie & Fitch Co. Class A*	561,478
24,361	American Eagle Outfitters, Inc.	914,268
2,580	Bed Bath & Beyond, Inc.*	85,888
447	Big Lots, Inc.	29,507
9,023	Boot Barn Holdings, Inc.*	758,383

Common Stocks – (continued)
Retailing – (continued)
17,015	Buckle, Inc. (The)	846,496
11,553	Caleres, Inc.	315,281
20,764	Cato Corp. (The) Class A	350,289
9,534	Chico’s FAS, Inc.*	62,734
2,302	Conn’s, Inc.*	58,701
8,499	Designer Brands, Inc. Class A*	140,658
639	Dillard’s, Inc. Class A	115,582
12,976	Funko, Inc. Class A*	276,129
12,491	Groupon, Inc.*	539,112
14,323	Haverty Furniture Cos., Inc.	612,452
5,871	Lands’ End, Inc.*	241,005
2,821	Liquidity Services, Inc.*	71,794
37,888	Macy’s, Inc.*	718,357
512	Murphy USA, Inc.	68,285
6,816	Shoe Carnival, Inc.	487,957
6,308	Signet Jewelers Ltd.*	509,623
1,156	Sleep Number Corp.*	127,102
1,461	Stamps.com, Inc.*	292,624
7,173	Stitch Fix, Inc. Class A*	432,532
5,390	Tilly’s, Inc. Class A	86,132
16,799	Urban Outfitters, Inc.*	692,455
4,340	Zumiez, Inc.*	212,617

		9,759,397

Semiconductors & Semiconductor Equipment – 1.9%
5,885	Ambarella, Inc.*	627,518
18,306	Axcelis Technologies, Inc.*	739,928
1,612	CEVA, Inc.*	76,248
6,537	Cohu, Inc.*	240,496
9,772	FormFactor, Inc.*	356,287
2,826	Ichor Holdings Ltd.*	152,039
1,571	MACOM Technology Solutions Holdings, Inc.*	100,670
1,050	MaxLinear, Inc. Class A*	44,614
2,836	Ultra Clean Holdings, Inc.*	152,350
954	Veeco Instruments, Inc.*	22,934

		2,513,084

Software & Services – 6.4%
13,544	ACI Worldwide, Inc.*	503,024
879	Appian Corp.*	121,082
4,387	Asana, Inc. Class A*	272,126
2,822	Bottomline Technologies DE, Inc.*	104,640
8,576	Box, Inc. Class A*	219,117
25,120	Brightcove, Inc.*	360,472
308	Cerence, Inc.*	32,867
22,385	ChannelAdvisor Corp.*	548,656
9,954	CommVault Systems, Inc.*	778,104
1,024	Cornerstone OnDemand, Inc.*	52,818
3,613	CSG Systems International, Inc.	170,461
980	Digital Turbine, Inc.*	74,510
5,110	Domo, Inc. Class B*	413,041
6,750	eGain Corp.*	77,490
3,170	Hackett Group, Inc. (The)	57,124

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
3,639	LiveRamp Holdings, Inc.*	$170,487
1,899	Marathon Digital Holdings, Inc.*	59,572
711	MicroStrategy, Inc. Class A*(a)	472,460
6,428	Mimecast Ltd.*	341,006
2,246	Momentive Global, Inc.*	47,323
358	QAD, Inc. Class A	31,153
1,714	Riot Blockchain, Inc.*(a)	64,566
13,634	Sapiens International Corp. NV	358,165
8,559	SPS Commerce, Inc.*	854,616
19,291	Tenable Holdings, Inc.*	797,683
10,595	Upland Software, Inc.*	436,196
1,910	Varonis Systems, Inc.*	110,054
916	Workiva, Inc.*	101,978
12,053	Yext, Inc.*	172,237
10,086	Zix Corp.*	71,106
29,279	Zuora, Inc. Class A*	505,063

		8,379,197

Technology Hardware & Equipment – 3.2%
3,474	3D Systems Corp.*	138,856
8,186	Belden, Inc.	413,966
9,538	Benchmark Electronics, Inc.	271,451
10,630	Calix, Inc.*	504,925
2,790	Casa Systems, Inc.*	24,747
2,713	Clearfield, Inc.*	101,602
6,615	CTS Corp.	245,813
12,064	Daktronics, Inc.*	79,502
8,120	Digi International, Inc.*	163,293
27,871	Extreme Networks, Inc.*	311,040
16,058	Infinera Corp.*	163,792
22,608	Knowles Corp.*	446,282
3,090	MicroVision, Inc.*(a)	51,758
2,316	NetScout Systems, Inc.*	66,099
465	nLight, Inc.*	16,870
398	OSI Systems, Inc.*	40,453
9,874	Quantum Corp.*	68,032
5,160	Super Micro Computer, Inc.*	181,529
10,903	Turtle Beach Corp.*	348,024
20,359	Vishay Intertechnology, Inc.	459,095
4,237	Vishay Precision Group, Inc.*	144,227

		4,241,356

Telecommunication Services – 0.6%
8,469	Consolidated Communications Holdings, Inc.*	74,442
17,242	Iridium Communications, Inc.*	689,508
3,138	Ooma, Inc.*	59,183
548	Shenandoah Telecommunications Co.	26,583

		849,716

Transportation – 1.5%
863	ArcBest Corp.	50,218
867	Avis Budget Group, Inc.*	67,531

Common Stocks – (continued)
Transportation – (continued)
12,105	Costamare, Inc.	142,960
11,325	Daseke, Inc.*	73,386
2,576	Heartland Express, Inc.	44,127
42,927	Marten Transport Ltd.	707,866
3,568	Radiant Logistics, Inc.*	24,726
32,675	Safe Bulkers, Inc.*	131,027
761	Saia, Inc.*	159,422
13,289	Werner Enterprises, Inc.	591,626

		1,992,889

Utilities – 1.1%
2,525	Avista Corp.	107,742
716	Northwest Natural Holding Co.	37,604
10,813	NorthWestern Corp.	651,159
10,948	Portland General Electric Co.	504,484
2,432	Southwest Gas Holdings, Inc.	160,974

		1,461,963

TOTAL COMMON STOCKS
(Cost $110,337,680)		$128,847,189

Shares	Dividend Rate	Value

Investment Company(c) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,284,462	0.026%	$1,284,462
(Cost $1,284,462)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $111,622,142)		$130,131,651

Securities Lending Reinvestment Vehicle(c) – 2.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,766,210	0.026%	$2,766,210
(Cost $2,766,210)

TOTAL INVESTMENTS – 100.7%
(Cost $114,388,352)		$132,897,861

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(969,051)

NET ASSETS – 100.0%		$131,928,810

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	18	09/17/2021	$2,077,020	$(20,688)

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Automobiles & Components – 2.0%
15,207	Aptiv plc*	$2,392,517
9,528	Tesla, Inc.*	6,476,182

		8,868,699

Capital Goods – 1.4%
11,090	Boeing Co. (The)*	2,656,721
10,196	Deere & Co.	3,596,231

		6,252,952

Commercial & Professional Services – 0.8%
18,889	Verisk Analytics, Inc.	3,300,286

Consumer Durables & Apparel – 3.0%
11,246	Lululemon Athletica, Inc.*	4,104,453
51,709	NIKE, Inc. Class B	7,988,523
12,398	PVH Corp.*	1,333,901

		13,426,877

Consumer Services – 1.9%
23,690	Chegg, Inc.*	1,968,876
1,498	Chipotle Mexican Grill, Inc.*	2,322,409
17,464	McDonald’s Corp.	4,034,010

		8,325,295

Diversified Financials – 1.4%
69,598	Charles Schwab Corp. (The)	5,067,431
10,859	Intercontinental Exchange, Inc.	1,288,963

		6,356,394

Food & Staples Retailing – 0.5%
15,775	Walmart, Inc.	2,224,590

Food, Beverage & Tobacco – 2.7%
81,036	Coca-Cola Co. (The)	4,384,858
29,337	McCormick & Co., Inc. (Non-Voting)	2,591,044
35,642	Mondelez International, Inc. Class A	2,225,487
29,961	Monster Beverage Corp.*	2,736,937

		11,938,326

Health Care Equipment & Services – 5.9%
81,472	American Well Corp. Class A*	1,024,918
86,165	Boston Scientific Corp.*	3,684,416
16,676	Danaher Corp.	4,475,171
15,469	Guardant Health, Inc.*	1,921,095
9,459	Insulet Corp.*	2,596,590
5,526	Intuitive Surgical, Inc.*	5,081,931
10,057	Veeva Systems, Inc. Class A*	3,127,224
12,061	West Pharmaceutical Services, Inc.	4,331,105

		26,242,450

Household & Personal Products – 0.9%
13,107	Estee Lauder Cos., Inc. (The) Class A	4,169,075

Materials – 2.3%
31,352	Danimer Scientific, Inc.*(a)	785,368
10,551	Ecolab, Inc.	2,173,190
8,373	Linde plc	2,420,634

Common Stocks – (continued)
Materials – (continued)
5,536	Martin Marietta Materials, Inc.	1,947,620
10,674	Sherwin-Williams Co. (The)	2,908,131

		10,234,943

Media & Entertainment – 14.5%
8,034	Alphabet, Inc. Class A*	19,617,341
4,918	Alphabet, Inc. Class C*	12,326,082
53,676	Facebook, Inc. Class A*	18,663,682
23,630	Live Nation Entertainment, Inc.*	2,069,751
16,610	Netflix, Inc.*	8,773,568
46,394	Snap, Inc. Class A*	3,161,287

		64,611,711

Pharmaceuticals, Biotechnology & Life Sciences – 5.7%
12,254	10X Genomics, Inc. Class A*	2,399,578
44,271	Adaptive Biotechnologies Corp.*	1,808,913
21,363	BioMarin Pharmaceutical, Inc.*	1,782,529
33,795	Bristol-Myers Squibb Co.	2,258,182
25,735	Eli Lilly & Co.	5,906,697
74,831	Genmab A/S ADR*	3,055,350
8,056	Illumina, Inc.*	3,812,180
19,879	Sarepta Therapeutics, Inc.*	1,545,393
17,640	Seagen, Inc.*	2,785,003

		25,353,825

Real Estate Investment Trusts – 1.7%
15,547	American Tower Corp.	4,199,866
4,351	Equinix, Inc.	3,492,113

		7,691,979

Retailing – 9.8%
9,639	Amazon.com, Inc.*	33,159,702
12,494	Etsy, Inc.*	2,571,765
54,215	Farfetch Ltd. Class A*	2,730,268
43,122	Ross Stores, Inc.	5,347,128

		43,808,863

Semiconductors & Semiconductor Equipment – 5.8%
133,482	Marvell Technology, Inc.	7,786,005
22,437	NVIDIA Corp.	17,951,844

		25,737,849

Software & Services – 27.5%
18,857	Adobe, Inc.*	11,043,413
10,673	Atlassian Corp. plc Class A*	2,741,467
12,465	Bill.com Holdings, Inc.*	2,283,339
21,293	C3.ai, Inc. Class A*(a)	1,331,451
35,289	Fidelity National Information Services, Inc.	4,999,393
13,943	Global Payments, Inc.	2,614,870
7,867	HubSpot, Inc.*	4,584,258
34,943	Mastercard, Inc. Class A	12,757,340
113,981	Microsoft Corp.	30,877,453
10,085	Okta, Inc.*	2,467,598
41,802	PayPal Holdings, Inc.*	12,184,447

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
53,387	Qualtrics International, Inc. Class A*	$2,042,053
8,009	ServiceNow, Inc.*	4,401,346
12,413	Snowflake, Inc. Class A*	3,001,463
33,250	Splunk, Inc.*	4,807,285
17,332	UiPath, Inc. Class A*	1,177,363
48,220	Visa, Inc. Class A	11,274,800
33,633	Workday, Inc. Class A*	8,029,542

		122,618,881

Technology Hardware & Equipment – 8.4%
44,102	Amphenol Corp. Class A	3,017,018
251,513	Apple, Inc.	34,447,220

		37,464,238

Transportation – 2.6%
28,675	Union Pacific Corp.	6,306,493
25,910	United Parcel Service, Inc. Class B	5,388,502

		11,694,995

TOTAL COMMON STOCKS
(Cost $192,555,532)		$440,322,228

Shares	Dividend Rate	Value

Investment Company(b) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,601,715	0.026%	$4,601,715
(Cost $4,601,715)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $197,157,247)		$444,923,943

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,528,496	0.026%	$1,528,496
(Cost $1,528,496)

TOTAL INVESTMENTS –100.1%
(Cost $198,685,743)		$446,452,439

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(465,289)

NET ASSETS – 100.0%		$445,987,150

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviation:
ADR	—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Automobiles & Components – 2.7%
276,096	Ford Motor Co.*	$4,102,787
67,288	General Motors Co.*	3,981,431
2,556	Tesla, Inc.*	1,737,313

		9,821,531

Banks – 2.3%
70,681	Citigroup, Inc.	5,000,681
17,105	JPMorgan Chase & Co.	2,660,512
12,985	PacWest Bancorp	534,462

		8,195,655

Capital Goods – 4.1%
6,570	AECOM*	416,012
4,906	Caterpillar, Inc.	1,067,693
1,915	Howmet Aerospace, Inc.*	66,010
11,122	Northrop Grumman Corp.	4,042,068
48,435	Otis Worldwide Corp.	3,960,530
12,269	Parker-Hannifin Corp.	3,767,933
7,301	Stanley Black & Decker, Inc.	1,496,632

		14,816,878

Commercial & Professional Services – 0.1%
1,864	ManpowerGroup, Inc.	221,648
931	Republic Services, Inc.	102,420

		324,068

Consumer Durables & Apparel – 0.8%
14,265	DR Horton, Inc.	1,289,128
19,873	Skechers USA, Inc. Class A*	990,272
14,100	Tempur Sealy International, Inc.	552,579

		2,831,979

Consumer Services – 1.5%
1,622	Airbnb, Inc. Class A*	248,393
7,508	Marriott International, Inc. Class A*	1,024,992
10,387	Penn National Gaming, Inc.*	794,502
10,693	Vail Resorts, Inc.*	3,384,548

		5,452,435

Diversified Financials – 7.7%
64,928	Ally Financial, Inc.	3,236,011
50,281	Annaly Capital Management, Inc. (REIT)	446,495
7,264	Bank of New York Mellon Corp. (The)	372,135
24,618	Berkshire Hathaway, Inc. Class B*	6,841,835
6,523	Capital One Financial Corp.	1,009,043
3,614	Evercore, Inc. Class A	508,743
14,764	Interactive Brokers Group, Inc. Class A	970,438
9,565	Intercontinental Exchange, Inc.	1,135,365
111,309	Jefferies Financial Group, Inc.	3,806,768
3,642	Moody’s Corp.	1,319,751
10,709	S&P Global, Inc.	4,395,509
77,127	Synchrony Financial	3,742,202

		27,784,295

Common Stocks – (continued)
Energy – 1.0%
7,317	APA Corp.	158,267
114,092	Baker Hughes Co.	2,609,284
1,475	EOG Resources, Inc.	123,074
7,373	Hess Corp.	643,810

		3,534,435

Food & Staples Retailing – 2.6%
9,825	Costco Wholesale Corp.	3,887,458
2,474	Walgreens Boots Alliance, Inc.	130,157
37,156	Walmart, Inc.	5,239,739

		9,257,354

Food, Beverage & Tobacco – 0.1%
5,124	Archer-Daniels-Midland Co.	310,514

Health Care Equipment & Services – 4.3%
2,951	Align Technology, Inc.*	1,803,061
3,402	Anthem, Inc.	1,298,884
804	Chemed Corp.	381,498
14,412	Cigna Corp.	3,416,653
5,796	Danaher Corp.	1,555,414
19,438	HCA Healthcare, Inc.	4,018,612
17,661	Hologic, Inc.*	1,178,342
364	Molina Healthcare, Inc.*	92,114
438	UnitedHealth Group, Inc.	175,393
9,271	Universal Health Services, Inc. Class B	1,357,552

		15,277,523

Household & Personal Products – 0.2%
2,462	Estee Lauder Cos., Inc. (The) Class A	783,113

Insurance – 4.3%
1,222	American Financial Group, Inc.	152,408
17,007	Aon plc Class A	4,060,591
90,003	Arch Capital Group Ltd.*	3,504,717
26,244	Chubb Ltd.	4,171,221
11,134	Globe Life, Inc.	1,060,514
34,248	W R Berkley Corp.	2,549,079

		15,498,530

Materials – 2.6%
74,197	Axalta Coating Systems Ltd.*	2,262,266
17,275	Celanese Corp.	2,618,890
36,181	CF Industries Holdings, Inc.	1,861,512
1,304	International Flavors & Fragrances, Inc.	194,818
895	Martin Marietta Materials, Inc.	314,870
4,443	Mosaic Co. (The)	141,776
22,353	Westlake Chemical Corp.	2,013,782

		9,407,914

Media & Entertainment – 10.8%
4,199	Activision Blizzard, Inc.	400,752
2,580	Alphabet, Inc. Class A*	6,299,818
4,697	Alphabet, Inc. Class C*	11,772,185
33,829	Facebook, Inc. Class A*	11,762,682

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
88,004	News Corp. Class A	$2,267,863
1,061	Nexstar Media Group, Inc. Class A	156,901
20,737	Omnicom Group, Inc.	1,658,753
3,903	Pinterest, Inc. Class A*	308,142
685	Roku, Inc.*	314,586
21,680	Walt Disney Co. (The)*	3,810,694

		38,752,376

Pharmaceuticals, Biotechnology & Life Sciences – 9.0%
14,122	AbbVie, Inc.	1,590,702
3,601	Biogen, Inc.*	1,246,918
13,864	Elanco Animal Health, Inc.*	480,942
64,105	Gilead Sciences, Inc.	4,414,271
16,616	IQVIA Holdings, Inc.*	4,026,389
48,021	Johnson & Johnson	7,910,980
2,274	Mettler-Toledo International, Inc.*	3,150,263
4,773	Perrigo Co. plc	218,842
3,057	Sage Therapeutics, Inc.*	173,668
8,480	Thermo Fisher Scientific, Inc.	4,277,906
2,719	Vertex Pharmaceuticals, Inc.*	548,232
23,823	Zoetis, Inc.	4,439,654

		32,478,767

Real Estate Investment Trusts – 5.0%
52,490	American Homes 4 Rent Class A	2,039,236
22,153	Camden Property Trust	2,939,039
8,750	Duke Realty Corp.	414,313
46,709	Equity LifeStyle Properties, Inc.	3,470,946
22,440	First Industrial Realty Trust, Inc.	1,172,041
96,201	Invitation Homes, Inc.	3,587,335
1,897	Kilroy Realty Corp.	132,107
36,581	Prologis, Inc.	4,372,527

		18,127,544

Retailing – 6.9%
4,113	Amazon.com, Inc.*	14,149,378
12,886	Dick’s Sporting Goods, Inc.	1,291,048
23,512	eBay, Inc.	1,650,778
17,494	Gap, Inc. (The)	588,673
10,835	Kohl’s Corp.	597,117
18,872	L Brands, Inc.	1,359,916
4,138	LKQ Corp.*	203,672
1,716	Ross Stores, Inc.	212,784
67,197	TJX Cos., Inc. (The)	4,530,422
787	Wayfair, Inc. Class A*	248,464

		24,832,252

Semiconductors & Semiconductor Equipment – 3.5%
34,554	Applied Materials, Inc.	4,920,490
54,829	Intel Corp.	3,078,100
4,535	KLA Corp.	1,470,292
1,633	Lam Research Corp.	1,062,593
6,433	Micron Technology, Inc.*	546,676
1,680	NVIDIA Corp.	1,344,168

		12,422,319

Common Stocks – (continued)
Software & Services – 15.7%
16,382	Accenture plc Class A	4,829,250
1,853	Amdocs Ltd.	143,348
2,359	Cognizant Technology Solutions Corp. Class A	163,384
6,346	Datadog, Inc. Class A*	660,492
2,437	DocuSign, Inc.*	681,312
2,595	Gartner, Inc.*	628,509
1,061	HubSpot, Inc.*	618,266
15,558	International Business Machines Corp.	2,280,647
818	Intuit, Inc.	400,959
70,072	Microsoft Corp.	18,982,505
6,112	NortonLifeLock, Inc.	166,369
1,551	Palo Alto Networks, Inc.*	575,498
21,658	PayPal Holdings, Inc.*	6,312,874
23,869	salesforce.com, Inc.*	5,830,481
11,828	VeriSign, Inc.*	2,693,117
32,229	Visa, Inc. Class A	7,535,785
4,302	VMware, Inc. Class A*(a)	688,191
139,155	Western Union Co. (The)	3,196,390

		56,387,377

Technology Hardware & Equipment – 7.5%
180,862	Apple, Inc.	24,770,860
32,008	Western Digital Corp.*	2,278,009

		27,048,869

Telecommunication Services – 0.9%
120,945	Liberty Global plc Class C*	3,270,353

Transportation – 4.1%
4,027	AMERCO	2,373,514
39,048	CSX Corp.	1,252,660
12,718	FedEx Corp.	3,794,161
8,897	Old Dominion Freight Line, Inc.	2,258,058
24,835	United Parcel Service, Inc. Class B	5,164,935

		14,843,328

Utilities – 1.5%
57,871	CMS Energy Corp.	3,419,019
25,113	Dominion Energy, Inc.	1,847,563

		5,266,582

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $263,423,613)		$356,725,991

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
330,500	0.026%	$330,500
(Cost $330,500)

TOTAL INVESTMENTS – 99.3%
(Cost $263,754,113)		$357,056,491

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,372,720

NET ASSETS – 100.0%		$359,429,211

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Equity Index Fund	Growth Opportunities Fund	International Equity Insights Fund	Large Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $50,498,172, $54,389,890, $89,588,190 and $361,951,917)(a)	$202,257,114	$79,698,535	$102,258,652	$474,166,255
Investments in affiliated issuers, at value (cost $197,500, $987,086, $112,379 and $4,660,318)	718,450	987,086	112,379	4,660,318
Investments in affiliated securities lending reinvestment vehicle, at value (cost $24,800, $1,277,305, $922,500 and $0)	24,800	1,277,305	922,500	—
Cash	1,417,637	67,923	1,580,330	411,526
Foreign currencies, at value (cost $0, $0, $1,379,555 and $0)	—	—	1,366,039	—
Receivables:
Fund shares sold	286,598	85	398	563,482
Dividends	118,004	11,969	126,201	416,518
Collateral on certain derivative contracts	88,000	—	159,652	—
Reimbursement from investment adviser	21,625	19,082	29,726	24,976
Securities lending income	18	5,636	204	—
Investments sold	—	—	4,649,328	—
Foreign tax reclaims	—	—	349,846	—
Variation margin on futures	2,640	—	—	—
Other assets	871	543	592	1,727

Total assets	204,935,757	82,068,164	111,555,847	480,244,802

Liabilities:

Variation margin on futures	—	—	14,172	—
Payables:
Distribution and Service fees and Transfer Agency fees	44,822	11,020	12,057	66,004
Management fees	34,861	52,548	70,967	269,021
Payable upon return of securities loaned	24,800	1,277,305	922,500	—
Fund shares redeemed	15	25,048	57,726	141,312
Investments purchased	—	108,469	4,386,704	—
Due to custodian	—	—	131,008	—
Accrued expenses	174,194	135,462	411,706	183,753

Total liabilities	278,692	1,609,852	6,006,840	660,090

Net Assets:

Paid-in capital	45,827,284	45,187,663	92,742,713	327,657,672
Total distributable earnings (loss)	158,829,781	35,270,649	12,806,294	151,927,040

NET ASSETS	$204,657,065	$80,458,312	$105,549,007	$479,584,712
Net Assets:
Institutional	$—	$160,834	$56,441,522	$174,922,042
Service	204,657,065	80,297,478	49,107,485	304,662,670

Total Net Assets	$204,657,065	$80,458,312	$105,549,007	$479,584,712
Shares outstanding $0.001 par value (unlimited shares authorized):
Institutional	—	10,871	5,906,483	16,521,242
Service	9,358,509	5,737,807	5,123,703	28,802,947
Net asset value, offering and redemption price per share:
Institutional	$ —	$14.80	$9.56	$10.59
Service	21.87	13.99	9.58	10.58

(a) Includes loaned securities having a market value of $24,544, $1,248,462 and $898,500 for Equity Index, Growth Opportunities and International Equity Insights Funds, respectively.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities (continued)

June 30, 2021 (Unaudited)

	Mid Cap Value Fund	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Assets:
Investments in unaffiliated issuers, at value (cost $389,087,660, $110,337,680, $192,555,532 and $263,423,613)(a)	$526,378,246	$128,847,189	$440,322,228	$356,725,991
Investments in affiliated issuers, at value (cost $1,069,710, $1,284,462, $4,601,715 and $0)	1,069,710	1,284,462	4,601,715	—
Investments in affiliated securities lending reinvestment vehicle, at value (cost $0, $2,766,210, $1,528,496 and $330,500)	—	2,766,210	1,528,496	330,500
Cash	268,612	1,232,256	768,237	3,328,103
Receivables:
Investments sold	7,489,796	776,286	870,001	19,999,915
Dividends	418,945	63,077	108,823	131,641
Fund shares sold	24,412	42,198	1,980	24,388
Reimbursement from investment adviser	7,847	12,366	23,640	24,348
Due from custodian	—	87,780	—	—
Securities lending income	—	1,789	27,839	42
Variation margin on futures	—	2,880	—	—
Other assets	1,787	600	1,617	1,302

Total assets	535,659,355	135,117,093	448,254,576	380,566,230

Liabilities:
Payables:
Investments purchased	7,481,954	141,882	—	19,660,087
Fund shares redeemed	371,640	56,194	235,948	751,847
Management fees	335,497	75,773	252,822	158,268
Distribution and Service fees and Transfer Agency fees	42,917	6,150	60,083	16,051
Payable upon return of securities loaned	—	2,766,210	1,528,496	330,500
Accrued expenses	312,922	142,074	190,077	220,266

Total liabilities	8,544,930	3,188,283	2,267,426	21,137,019

Net Assets:
Paid-in capital	341,798,129	91,211,305	158,901,642	213,584,923
Total distributable earnings (loss)	185,316,296	40,717,505	287,085,508	145,844,288

NET ASSETS	$527,114,425	$131,928,810	$445,987,150	$359,429,211
Net Assets:
Institutional	$361,990,283	$112,483,343	$180,720,176	$300,160,424
Service	165,124,142	19,445,467	265,266,974	59,268,787

Total Net Assets	$527,114,425	$131,928,810	$445,987,150	$359,429,211
Shares outstanding $0.001 par value (unlimited shares authorized):
Institutional	17,942,821	6,818,618	10,490,016	12,823,740
Service	8,123,072	1,191,124	15,436,958	2,518,626
Net asset value, offering and redemption price per share:
Institutional	$20.17	$16.50	$17.23	$23.41
Service	20.33	16.33	17.18	23.53

(a) Includes loaned securities having a market value of $2,699,441, $1,496,961 and $319,940 for Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds, respectively.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Equity Index Fund	Growth Opportunities Fund	International Equity Insights Fund	Large Cap Value Fund

Investment income:
Dividends — unaffiliated issuers (net of foreign taxes withheld of $130, $0, $164,295 and $5,121)	$1,406,617	$122,415	$1,675,175	$4,189,523
Dividends — affiliated issuers	4,875	151	—	266
Securities lending income — affiliated issuer	308	—	1,823	—
Securities lending income — unaffiliated issuer	—	14,852	—	—
Income from non-cash dividends	—	—	102,770	—

Total investment income	1,411,800	137,418	1,779,768	4,189,789

Expenses:
Management fees	289,795	345,768	411,966	1,701,302
Distribution and Service (12b-1) fees	241,494	99,167	60,608	380,992
Professional fees	48,971	48,276	80,122	48,312
Printing and mailing costs	39,216	20,833	37,472	45,698
Custody, accounting and administrative services	34,130	33,621	74,071	36,670
Transfer Agency fees(a)	19,318	7,948	10,171	47,255
Trustee fees	9,543	9,467	9,477	9,747
Other	3,431	1,284	8,965	17,292

Total expenses	685,898	566,364	692,852	2,287,268

Less — expense reductions	(228,897)	(173,468)	(187,716)	(273,629)

Net expenses	457,001	392,896	505,136	2,013,639

NET INVESTMENT INCOME (LOSS)	954,799	(255,478)	1,274,632	2,176,150

Realized and unrealized gain:
Net realized gain from:
Investments — unaffiliated issuers	5,909,496	7,794,245	10,561,948	44,805,738
Investments — affiliated issuers	15,565	—	—	—
Futures contracts	270,730	—	160,803	—
Foreign currency transactions	—	—	26,783	—
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	211,811	—	—	—
Investments — unaffiliated issuers	19,926,776	(2,738,343)	(1,469,531)	15,650,052
Futures contracts	(20,060)	—	(49,265)	—
Foreign currency translation	—	—	(67,326)	—

Net realized and unrealized gain	26,314,318	5,055,902	9,163,412	60,455,790

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,269,117	$4,800,424	$10,438,044	$62,631,940
(a) Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Equity Index	$—	$19,318
Growth Opportunities	15	7,933
International Equity Insights	5,323	4,848
Large Cap Value	16,778	30,477

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations (continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	Mid Cap Value Fund	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Investment income:
Dividends — unaffiliated issuers (net of foreign taxes withheld of $0, $1,402, $2,482 and $1,515)	$3,531,144	$585,390	$1,031,564	$1,912,398
Securities lending income — unaffiliated issuer	1,366	—	57,220	—
Dividends — affiliated issuers	382	227	374	—
Securities lending income — affiliated issuer	—	5,431	—	42

Total investment income	3,532,892	591,048	1,089,158	1,912,440

Expenses:
Management fees	1,976,522	426,422	1,499,752	1,048,512
Distribution and Service (12b-1) fees	205,194	23,368	315,816	70,301
Printing and mailing costs	81,571	26,001	41,572	40,206
Transfer Agency fees(a)	51,334	12,182	42,243	33,820
Professional fees	48,340	49,305	49,491	49,327
Custody, accounting and administrative services	48,160	43,397	38,719	41,617
Trustee fees	9,756	9,480	9,714	9,645
Other	8,595	9,835	23,582	14,974

Total expenses	2,429,472	599,990	2,020,889	1,308,402

Less — expense reductions	(58,185)	(82,467)	(133,988)	(295,557)

Net expenses	2,371,287	517,523	1,886,901	1,012,845

NET INVESTMENT INCOME (LOSS)	1,161,605	73,525	(797,743)	899,595

Realized and unrealized gain:
Net realized gain from:
Investments — unaffiliated issuers	58,850,444	19,011,035	33,231,547	45,332,368
Futures contracts	—	310,093	—	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	20,306,570	3,674,797	14,692,137	5,923,320
Futures contracts	—	(74,493)	—	—

Net realized and unrealized gain	79,164,689	22,921,432	47,923,684	51,255,688

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,318,619	$22,994,957	$47,125,941	$52,155,283

(a) Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Mid Cap Value	$34,920	$16,414
Small Cap Equity Insights	10,313	1,869
Strategic Growth	16,980	25,263
U.S. Equity Insights	28,196	5,624

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets

	Equity Index Fund		Growth Opportunities Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020

From operations:
Net investment income (loss)	$954,799	$2,155,109	$(255,478)	$(358,175)
Net realized gain	6,195,791	14,732,526	7,794,245	15,934,579
Net change in unrealized gain (loss)	20,118,527	10,894,526	(2,738,343)	10,213,950

Net increase in net assets resulting from operations	27,269,117	27,782,161	4,800,424	25,790,354

Distributions to shareholders:
From distributable earnings:
Institutional Shares	—	—	—	(23,510)
Service Shares	—	(14,476,879)	—	(13,714,506)

Total distributions to shareholders	—	(14,476,879)	—	(13,738,016)

From share transactions:
Proceeds from sales of shares	2,016,859	2,826,875	2,156,967	8,075,423
Reinvestment of distributions	—	14,476,879	—	13,738,016
Cost of shares redeemed	(10,331,810)	(24,448,149)	(8,784,856)	(25,079,859)

Net decrease in net assets resulting from share transactions	(8,314,951)	(7,144,395)	(6,627,889)	(3,266,420)

TOTAL INCREASE (DECREASE)	18,954,166	6,160,887	(1,827,465)	8,785,918

Net Assets:

Beginning of period	185,702,899	179,542,012	82,285,777	73,499,859

End of period	$204,657,065	$185,702,899	$80,458,312	$82,285,777

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	International Equity Insights Fund		Large Cap Value Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020

From operations:
Net investment income	$1,274,632	$1,197,265	$2,176,150	$5,387,194
Net realized gain (loss)	10,749,534	(4,206,523)	44,805,738	(6,988,415)
Net change in unrealized gain (loss)	(1,586,122)	8,183,210	15,650,052	20,107,747

Net increase in net assets resulting from operations	10,438,044	5,173,952	62,631,940	18,506,526

Distributions to shareholders:
From distributable earnings:
Institutional Shares	—	(717,721)	—	(4,769,206)
Service Shares	—	(579,185)	—	(8,295,083)

Total distributions to shareholders	—	(1,296,906)	—	(13,064,289)

From share transactions:
Proceeds from sales of shares	4,739,440	15,760,187	10,501,853	34,531,693
Reinvestment of distributions	—	1,296,906	—	13,064,288
Cost of shares redeemed	(7,428,213)	(15,650,946)	(53,189,108)	(63,270,455)

Net increase (decrease) in net assets resulting from share transactions	(2,688,773)	1,406,147	(42,687,255)	(15,674,474)

TOTAL INCREASE (DECREASE)	7,749,271	5,283,193	19,944,685	(10,232,237)

Net Assets:

Beginning of period	97,799,736	92,516,543	459,640,027	469,872,264

End of period	$105,549,007	$97,799,736	$479,584,712	$459,640,027

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	Mid Cap Value Fund		Small Cap Equity Insights Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020

From operations:
Net investment income	$1,161,605	$2,391,622	$73,525	$350,873
Net realized gain (loss)	58,850,444	(9,440,981)	19,321,128	2,742,391
Net change in unrealized gain	20,306,570	27,741,103	3,600,304	5,323,157

Net increase in net assets resulting from operations	80,318,619	20,691,744	22,994,957	8,416,421

Distributions to shareholders:
From distributable earnings:
Institutional Shares	—	(6,463,230)	—	(1,169,326)
Service Shares	—	(2,864,537)	—	(210,446)

Total distributions to shareholders	—	(9,327,767)	—	(1,379,772)

From share transactions:
Proceeds from sales of shares	8,192,114	104,182,481	20,661,204	12,162,071
Reinvestment of distributions	—	9,327,767	—	1,379,772
Cost of shares redeemed	(47,681,323)	(148,714,253)	(13,853,446)	(13,986,049)

Net increase (decrease) in net assets resulting from share transactions	(39,489,209)	(35,204,005)	6,807,758	(444,206)

TOTAL INCREASE (DECREASE)	40,829,410	(23,840,028)	29,802,715	6,592,443

Net Assets:

Beginning of period	486,285,015	510,125,043	102,126,095	95,533,652

End of period	$527,114,425	$486,285,015	$131,928,810	$102,126,095

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Growth Fund		U.S. Equity Insights Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020

From operations:
Net investment income (loss)	$(797,743)	$(559,611)	$899,595	$2,391,184
Net realized gain	33,231,547	39,110,537	45,332,368	17,525,008
Net change in unrealized gain	14,692,137	78,842,415	5,923,320	28,349,314

Net increase in net assets resulting from operations	47,125,941	117,393,341	52,155,283	48,265,506

Distributions to shareholders:
From distributable earnings:
Institutional Shares	—	(12,680,432)	—	(12,570,928)
Service Shares	—	(19,462,681)	—	(2,480,325)

Total distributions to shareholders	—	(32,143,113)	—	(15,051,253)

From share transactions:
Proceeds from sales of shares	9,528,807	82,639,601	11,711,233	13,712,118
Reinvestment of distributions	—	32,143,113	—	15,051,253
Cost of shares redeemed	(36,311,603)	(145,449,611)	(26,178,036)	(52,367,727)

Net decrease in net assets resulting from share transactions	(26,782,796)	(30,666,897)	(14,466,803)	(23,604,356)

TOTAL INCREASE	20,343,145	54,583,331	37,688,480	9,609,897

Net Assets:

Beginning of period	425,644,005	371,060,674	321,740,731	312,130,834

End of period	$445,987,150	$425,644,005	$359,429,211	$321,740,731

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Index Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$19.01		$17.50	$14.43	$16.60	$14.49	$13.91

Net investment income(a)	0.10		0.22	0.25	0.25	0.24	0.25

Net realized and unrealized gain (loss)	2.76		2.89	4.18	(1.04)	2.85	1.35

Total from investment operations	2.86		3.11	4.43	(0.79)	3.09	1.60

Distributions to shareholders from net investment income	—		(0.23)	(0.26)	(0.27)	(0.26)	(0.33)

Distributions to shareholders from net realized gains	—		(1.37)	(1.10)	(1.11)	(0.72)	(0.69)

Total distributions	—		(1.60)	(1.36)	(1.38)	(0.98)	(1.02)

Net asset value, end of period	$21.87		$19.01	$17.50	$14.43	$16.60	$14.49

Total return(b)	15.04%		17.84%	30.85%	(4.87)%	21.29%	11.41%

Net assets, end of period (in 000s)	$204,657		$185,703	$179,542	$155,098	$179,036	$165,551

Ratio of net expenses to average net assets	0.48	%(c)	0.48%	0.50%	0.48%	0.48%	0.48%

Ratio of total expenses to average net assets	0.71	%(c)	0.76%	0.78%	0.72%	0.71%	0.73%

Ratio of net investment income to average net assets	0.99	%(c)	1.28%	1.48%	1.48%	1.53%	1.73%

Portfolio turnover rate(d)	1%		4%	3%	4%	2%	3%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,*
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$13.93		$11.50	$10.51	$31.13	$27.13	$26.86

Net investment loss(a)	(0.03)		(0.04)	(0.01)	(0.02)	(0.04)	(0.07)

Net realized and unrealized gain (loss)	0.90		5.06	3.59	(1.30)	7.40	0.52

Total from investment operations	0.87		5.02	3.58	(1.32)	7.36	0.45

Distributions to shareholders from net realized gains	—		(2.59)	(2.59)	(19.30)	(3.36)	(0.18)

Net asset value, end of period	$14.80		$13.93	$11.50	$10.51	$31.13	$27.13

Total return(b)	6.25%		44.33%	34.35%	(4.17)%	27.14%	1.71%

Net assets, end of period (in 000s)	$161		$151	$94	$59	$52	$3,518

Ratio of net expenses to average net assets	0.86	%(c)	0.85%	0.88%	0.85%	0.87%	0.89%

Ratio of total expenses to average net assets	1.17	%(c)	1.23%	1.26%	1.20%	1.14%	1.16%

Ratio of net investment loss to average net assets	(0.48	)%(c)	(0.34)%	(0.12)%	(0.08)%	(0.13)%	(0.26)%

Portfolio turnover rate(d)	32%		71%	75%	59%	57%	63%

*	All per share amounts representing data prior to May 17, 2019 have been restated to reflect a 4 to 1 reverse stock split which occurred on that date.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,*
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$13.19		$11.00	$10.15	$30.80	$26.92	$26.71

Net investment loss(a)	(0.04)		(0.06)	(0.02)	(0.07)	(0.08)	(0.10)

Net realized and unrealized gain (loss)	0.84		4.84	3.46	(1.28)	7.32	0.49

Total from investment operations	0.80		4.78	3.44	(1.35)	7.24	0.39

Distributions to shareholders from net realized gains	—		(2.59)	(2.59)	(19.30)	(3.36)	(0.18)

Net asset value, end of period	$13.99		$13.19	$11.00	$10.15	$30.80	$26.92

Total return(b)	6.07%		44.16%	34.06%	(4.34)%	26.92%	1.42%

Net assets, end of period (in 000s)	$80,297		$82,134	$73,406	$59,910	$170,785	$155,924

Ratio of net expenses to average net assets	1.01	%(c)	1.01%	1.04%	1.01%	1.02%	1.05%

Ratio of total expenses to average net assets	1.43	%(c)	1.48%	1.51%	1.44%	1.39%	1.40%

Ratio of net investment loss to average net assets	(0.64	)%(c)	(0.50)%	(0.28)%	(0.24)%	(0.26)%	(0.37)%

Portfolio turnover rate(d)	32%		71%	75%	59%	57%	63%

*	All per share amounts representing data prior to May 17, 2019 have been restated to reflect a 4 to 1 reverse stock split which occurred on that date.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$8.62		$8.19	$7.08	$10.88	$8.75	$9.19

Net investment income(a)	0.12		0.12	0.17	0.19	0.17	0.17	(b)

Net realized and unrealized gain (loss)	0.82		0.43	1.14	(1.94)	2.16	(0.42)

Total from investment operations	0.94		0.55	1.31	(1.75)	2.33	(0.25)

Distributions to shareholders from net investment income	—		(0.12)	(0.20)	(0.21)	(0.20)	(0.19)

Distributions to shareholders from net realized gains	—		—	— (c)	(1.84)	—	—

Total distributions	—		(0.12)	(0.20)	(2.05)	(0.20)	(0.19)

Net asset value, end of period	$9.56		$8.62	$8.19	$7.08	$10.88	$8.75

Total return(d)	10.90%		6.79%	18.45%	(16.28)%	26.60%	(2.72)%

Net assets, end of period (in 000s)	$56,442		$50,114	$43,632	$37,829	$41,512	$37,061

Ratio of net expenses to average net assets	0.86	%(e)	0.87%	0.90%	0.87%	0.87%	0.89%

Ratio of total expenses to average net assets	1.22	%(e)	1.37%	1.31%	1.23%	1.02%	1.06%

Ratio of net investment income to average net assets	2.63	%(e)	1.59%	2.14%	1.79%	1.69%	1.94	%(b)

Portfolio turnover rate(f)	85%		175%	146%	156%	23%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from corporate actions which amounted to $0.03 per share and 0.36% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$8.66		$8.23	$7.11	$10.91	$8.78	$9.21

Net investment income(a)	0.11		0.10	0.15	0.14	0.14	0.15	(b)

Net realized and unrealized gain (loss)	0.81		0.44	1.15	(1.93)	2.16	(0.42)

Total from investment operations	0.92		0.54	1.30	(1.79)	2.30	(0.27)

Distributions to shareholders from net investment income	—		(0.11)	(0.18)	(0.17)	(0.17)	(0.16)

Distributions to shareholders from net realized gains	—		—	— (c)	(1.84)	—	—

Total distributions	—		(0.11)	(0.18)	(2.01)	(0.17)	(0.16)

Net asset value, end of period	$9.58		$8.66	$8.23	$7.11	$10.91	$8.78

Total return(d)	10.62%		6.53%	18.23%	(16.55)%	26.21%	(2.86)%

Net assets, end of period (in 000s)	$49,107		$47,685	$48,884	$43,923	$123,778	$105,362

Ratio of net expenses to average net assets	1.11	%(e)	1.12%	1.15%	1.12%	1.12%	1.14%

Ratio of total expenses to average net assets	1.47	%(e)	1.61%	1.55%	1.43%	1.27%	1.31%

Ratio of net investment income to average net assets	2.36	%(e)	1.30%	1.89%	1.30%	1.44%	1.68	%(b)

Portfolio turnover rate(f)	85%		175%	146%	156%	23%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from corporate actions which amounted to $0.03 per share and 0.36% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$9.27		$9.19	$7.67	$9.06	$10.16	$9.39

Net investment income(a)	0.05		0.12	0.13	0.12	0.16	0.18

Net realized and unrealized gain (loss)	1.27		0.24	1.86	(0.88)	0.83	0.91

Total from investment operations	1.32		0.36	1.99	(0.76)	0.99	1.09

Distributions to shareholders from net investment income	—		(0.12)	(0.14)	(0.12)	(0.18)	(0.22)

Distributions to shareholders from net realized gains	—		(0.16)	(0.33)	(0.51)	(1.91)	(0.10)

Total distributions	—		(0.28)	(0.47)	(0.63)	(2.09)	(0.32)

Net asset value, end of period	$10.59		$9.27	$9.19	$7.67	$9.06	$10.16

Total return(b)	14.24%		3.97%	25.93%	(8.46)%	9.85%	11.55%

Net assets, end of period (in 000s)	$174,922		$160,076	$163,814	$150,963	$188,182	$243,875

Ratio of net expenses to average net assets	0.69	%(c)	0.71%	0.73%	0.71%	0.72%	0.74%

Ratio of total expenses to average net assets	0.77	%(c)	0.81%	0.83%	0.81%	0.81%	0.81%

Ratio of net investment income to average net assets	1.07	%(c)	1.44%	1.46%	1.32%	1.50%	1.91%

Portfolio turnover rate(d)	35%		58%	58%	125%	127%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$9.27		$9.19	$7.67	$9.06	$10.16	$9.39

Net investment income(a)	0.04		0.10	0.11	0.10	0.13	0.16

Net realized and unrealized gain (loss)	1.27		0.24	1.85	(0.88)	0.83	0.90

Total from investment operations	1.31		0.34	1.96	(0.78)	0.96	1.06

Distributions to shareholders from net investment income	—		(0.10)	(0.11)	(0.10)	(0.15)	(0.19)

Distributions to shareholders from net realized gains	—		(0.16)	(0.33)	(0.51)	(1.91)	(0.10)

Total distributions	—		(0.26)	(0.44)	(0.61)	(2.06)	(0.29)

Net asset value, end of period	$10.58		$9.27	$9.19	$7.67	$9.06	$10.16

Total return(b)	14.13%		3.73%	25.61%	(8.72)%	9.56%	11.25%

Net assets, end of period (in 000s)	$304,663		$299,564	$306,058	$282,891	$358,776	$531,553

Ratio of net expenses to average net assets	0.92	%(c)	0.94%	0.98%	0.96%	0.97%	0.99%

Ratio of total expenses to average net assets	1.02	%(c)	1.06%	1.08%	1.06%	1.06%	1.06%

Ratio of net investment income to average net assets	0.84	%(c)	1.21%	1.21%	1.07%	1.26%	1.66%

Portfolio turnover rate(d)	35%		58%	58%	125%	127%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$17.23		$16.22	$12.89	$16.93	$16.23	$14.49

Net investment income(a)	0.05		0.10	0.13	0.13	0.12	0.16

Net realized and unrealized gain (loss)	2.89		1.26	3.93	(1.86)	1.68	1.80

Total from investment operations	2.94		1.36	4.06	(1.73)	1.80	1.96

Distributions to shareholders from net investment income	—		(0.10)	(0.13)	(0.23)	(0.13)	(0.21)

Distributions to shareholders from net realized gains	—		(0.25)	(0.60)	(2.08)	(0.97)	(0.01)

Total distributions	—		(0.35)	(0.73)	(2.31)	(1.10)	(0.22)

Net asset value, end of period	$20.17		$17.23	$16.22	$12.89	$16.93	$16.23

Total return(b)	17.06%		8.38%	31.53%	(10.46)%	11.07%	13.49%

Net assets, end of period (in 000s)	$361,990		$327,376	$335,229	$300,056	$388,709	$437,085

Ratio of net expenses to average net assets	0.83	%(c)	0.84%	0.87%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.84	%(c)	0.90%	0.90%	0.86%	0.87%	0.87%

Ratio of net investment income to average net assets	0.53	%(c)	0.68%	0.85%	0.75%	0.71%	1.08%

Portfolio turnover rate(d)	42%		111%	89%	109%	134%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$17.39		$16.37	$13.01	$16.95	$16.25	$14.51

Net investment income(a)	0.03		0.06	0.10	0.07	0.08	0.12

Net realized and unrealized gain (loss)	2.91		1.28	3.95	(1.84)	1.68	1.81

Total from investment operations	2.94		1.34	4.05	(1.77)	1.76	1.93

Distributions to shareholders from net investment income	—		(0.07)	(0.09)	(0.09)	(0.09)	(0.18)

Distributions to shareholders from net realized gains	—		(0.25)	(0.60)	(2.08)	(0.97)	(0.01)

Total distributions	—		(0.32)	(0.69)	(2.17)	(1.06)	(0.19)

Net asset value, end of period	$20.33		$17.39	$16.37	$13.01	$16.95	$16.25

Total return(b)	16.91%		8.17%	31.17%	(10.70)%	10.85%	13.24%

Net assets, end of period (in 000s)	$165,124		$158,909	$174,896	$76,835	$381,172	$371,366

Ratio of net expenses to average net assets	1.08	%(c)	1.09%	1.12%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.09	%(c)	1.14%	1.16%	1.11%	1.12%	1.12%

Ratio of net investment income to average net assets	0.28	%(c)	0.39%	0.66%	0.42%	0.47%	0.78%

Portfolio turnover rate(d)	42%		111%	89%	109%	134%	149%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Per Share Data

Net asset value, beginning of period	$13.51		$12.62	$10.37	$13.66		$13.79	$11.60

Net investment income(a)	0.01		0.05	0.06	0.07	(b)	0.08	0.11

Net realized and unrealized gain (loss)	2.98		1.03	2.51	(1.21)		1.53	2.59

Total from investment operations	2.99		1.08	2.57	(1.14)		1.61	2.70

Distributions to shareholders from net investment income	—		(0.03)	(0.06)	(0.07)		(0.08)	(0.15)

Distributions to shareholders from net realized gains	—		(0.16)	(0.26)	(2.08)		(1.66)	(0.36)

Total distributions	—		(0.19)	(0.32)	(2.15)		(1.74)	(0.51)

Net asset value, end of period	$16.50		$13.51	$12.62	$10.37		$13.66	$13.79

Total return(c)	22.13%		8.56%	24.84%	(8.62)%		11.57%	23.13%

Net assets, end of period (in 000s)	$112,483		$84,887	$79,791	$68,951		$77,815	$77,421

Ratio of net expenses to average net assets	0.81	%(d)	0.81%	0.86%	0.81%		0.81%	0.81%

Ratio of total expenses to average net assets	0.95	%(d)	1.08%	1.05%	0.98%		1.00%	1.04%

Ratio of net investment income to average net assets	0.16	%(d)	0.46%	0.51%	0.46	%(b)	0.53%	0.95%

Portfolio turnover rate(e)	95%		147%	125%	116%		110%	119%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.17% of average net assets.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Per Share Data

Net asset value, beginning of period	$13.39		$12.51	$10.28	$13.55		$13.70	$11.52

Net investment income (loss)(a)	(0.01)		0.02	0.03	0.03	(b)	0.04	0.08

Net realized and unrealized gain (loss)	2.95		1.02	2.49	(1.19)		1.51	2.58

Total from investment operations	2.94		1.04	2.52	(1.16)		1.55	2.66

Distributions to shareholders from net investment income	—		—	(0.03)	(0.03)		(0.04)	(0.12)

Distributions to shareholders from net realized gains	—		(0.16)	(0.26)	(2.08)		(1.66)	(0.36)

Total distributions	—		(0.16)	(0.29)	(2.11)		(1.70)	(0.48)

Net asset value, end of period	$16.33		$13.39	$12.51	$10.28		$13.55	$13.70

Total return(c)	21.96%		8.34%	24.53%	(8.82)%		11.22%	22.92%

Net assets, end of period (in 000s)	$19,445		$17,239	$15,742	$16,537		$20,505	$20,437

Ratio of net expenses to average net assets	1.06	%(d)	1.06%	1.10%	1.06%		1.06%	1.06%

Ratio of total expenses to average net assets	1.20	%(d)	1.33%	1.30%	1.23%		1.25%	1.29%

Ratio of net investment income (loss) to average net assets	(0.10	)%(d)	0.22%	0.27%	0.19	%(b)	0.28%	0.70%

Portfolio turnover rate(e)	95%		147%	125%	116%		110%	119%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.17% of average net assets.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$15.43		$11.90	$9.78	$19.73	$15.83	$15.62

Net investment income (loss)(a)	(0.02)		— (b)	0.03	0.06	0.09	0.07

Net realized and unrealized gain (loss)	1.82		4.79	3.43	(0.18)	4.77	0.24

Total from investment operations	1.80		4.79	3.46	(0.12)	4.86	0.31

Distributions to shareholders from net investment income	—		(0.01)	(0.04)	(0.10)	(0.10)	(0.10)

Distributions to shareholders from net realized gains	—		(1.25)	(1.30)	(9.73)	(0.86)	— (b)

Total distributions	—		(1.26)	(1.34)	(9.83)	(0.96)	(0.10)

Net asset value, end of period	$17.23		$15.43	$11.90	$9.78	$19.73	$15.83

Total return(c)	11.67%		40.37%	35.53%	(1.04)%	30.66%	1.98%

Net assets, end of period (in 000s)	$180,720		$167,930	$129,686	$102,199	$115,693	$98,090

Ratio of net expenses to average net assets	0.73	%(d)	0.74%	0.77%	0.74%	0.76%	0.79%

Ratio of total expenses to average net assets	0.79	%(d)	0.81%	0.85%	0.82%	0.82%	0.84%

Ratio of net investment income (loss) to average net assets	(0.23	)%(d)	(0.01)%	0.29%	0.30%	0.48%	0.48%

Portfolio turnover rate(e)	14%		45%	44%	41%	37%	72%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$15.41		$11.91	$9.78	$19.68	$15.79	$15.59

Net investment income (loss)(a)	(0.04)		(0.03)	0.01	0.01	0.04	0.03

Net realized and unrealized gain (loss)	1.81		4.78	3.43	(0.18)	4.76	0.23

Total from investment operations	1.77		4.75	3.44	(0.17)	4.80	0.26

Distributions to shareholders from net investment income	—		—	(0.01)	—	(0.05)	(0.06)

Distributions to shareholders from net realized gains	—		(1.25)	(1.30)	(9.73)	(0.86)	— (b)

Total distributions	—		(1.25)	(1.31)	(9.73)	(0.91)	(0.06)

Net asset value, end of period	$17.18		$15.41	$11.91	$9.78	$19.68	$15.79

Total return(c)	11.49%		39.98%	35.32%	(1.32)%	30.36%	1.69%

Net assets, end of period (in 000s)	$265,267		$257,714	$241,375	$139,414	$425,679	$368,242

Ratio of net expenses to average net assets	0.98	%(d)	0.99%	1.02%	0.99%	1.01%	1.04%

Ratio of total expenses to average net assets	1.04	%(d)	1.06%	1.10%	1.07%	1.07%	1.08%

Ratio of net investment income (loss) to average net assets	(0.48	)%(d)	(0.24)%	0.04%	0.04%	0.23%	0.22%

Portfolio turnover rate(e)	14%		45%	44%	41%	37%	72%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$20.08		$17.93	$15.03	$19.41	$17.65	$16.71

Net investment income(a)	0.06		0.15	0.21	0.22	0.28	0.22

Net realized and unrealized gain (loss)	3.27		2.98	3.57	(1.38)	3.98	1.58

Total from investment operations	3.33		3.13	3.78	(1.16)	4.26	1.80

Distributions to shareholders from net investment income	—		(0.16)	(0.23)	(0.25)	(0.28)	(0.23)

Distributions to shareholders from net realized gains	—		(0.82)	(0.65)	(2.97)	(2.22)	(0.63)

Total distributions	—		(0.98)	(0.88)	(3.22)	(2.50)	(0.86)

Net asset value, end of period	$23.41		$20.08	$17.93	$15.03	$19.41	$17.65

Total return(b)	16.58%		17.49%	25.21%	(6.19)%	24.07%	10.70%

Net assets, end of period (in 000s)	$300,160		$267,592	$256,930	$235,553	$277,952	$255,565

Ratio of net expenses to average net assets	0.55	%(c)	0.56%	0.58%	0.58%	0.62%	0.64%

Ratio of total expenses to average net assets	0.71	%(c)	0.75%	0.76%	0.73%	0.70%	0.70%

Ratio of net investment income to average net assets	0.57	%(c)	0.85%	1.24%	1.12%	1.42%	1.25%

Portfolio turnover rate(d)	107%		203%	187%	160%	184%	204%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data

Net asset value, beginning of period	$20.21		$18.04	$15.12	$19.48	$17.71	$16.77

Net investment income(a)	0.04		0.12	0.18	0.18	0.24	0.18

Net realized and unrealized gain (loss)	3.28		2.99	3.58	(1.37)	3.99	1.59

Total from investment operations	3.32		3.11	3.76	(1.19)	4.23	1.77

Distributions to shareholders from net investment income	—		(0.12)	(0.19)	(0.20)	(0.24)	(0.20)

Distributions to shareholders from net realized gains	—		(0.82)	(0.65)	(2.97)	(2.22)	(0.63)

Total distributions	—		(0.94)	(0.84)	(3.17)	(2.46)	(0.83)

Net asset value, end of period	$23.53		$20.21	$18.04	$15.12	$19.48	$17.71

Total return(b)	16.43%		17.27%	24.93%	(6.36)%	23.80%	10.44%

Net assets, end of period (in 000s)	$59,269		$54,149	$55,201	$53,208	$142,210	$120,387

Ratio of net expenses to average net assets	0.76	%(c)	0.77%	0.79%	0.79%	0.82%	0.85%

Ratio of total expenses to average net assets	0.96	%(c)	1.00%	1.01%	0.97%	0.95%	0.95%

Ratio of net investment income to average net assets	0.36	%(c)	0.63%	1.03%	0.88%	1.21%	1.04%

Portfolio turnover rate(d)	107%		203%	187%	160%	184%	204%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.    ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Equity Index	Service	Diversified
Growth Opportunities	Institutional and Service	Diversified
International Equity Insights	Institutional and Service	Diversified
Large Cap Value	Institutional and Service	Diversified
Mid Cap Value	Institutional and Service	Diversified
Small Cap Equity Insights	Institutional and Service	Diversified
Strategic Growth	Institutional and Service	Non-Diversified
U.S. Equity Insights	Institutional and Service	Diversified

Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses

70

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the

71

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be

72

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

EQUITY INDEX
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$317,220	$—	$—
Europe	934,748	—	—
North America	201,723,596	—	—
Securities Lending Reinvestment Vehicle	24,800	—	—

Total	$203,000,364	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$21,889	$—	$—

GROWTH OPPORTUNITIES
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,244,569	$—	$—
North America	78,453,966	—	—
Investment Company	987,086	—	—
Securities Lending Reinvestment Vehicle	1,277,305	—	—

Total	$81,962,926	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL EQUITY INSIGHTS
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$978,181	$—
Asia	—	30,788,493	—
Australia and Oceania	1,190,674	10,004,600	—
Europe	2,858,532	54,533,039	—
North America	—	1,761,067	—
South America	—	144,066	—
Investment Company	112,379	—	—
Securities Lending Reinvestment Vehicle	922,500	—	—

Total	$5,084,085	$98,209,446	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(23,910)	$—	$—

LARGE CAP VALUE
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,861,154	$—	$—
Europe	4,614,325	—	—
North America	466,690,776	—	—
Investment Company	4,660,318	—	—

Total	$478,826,573	$—	$—

MID CAP VALUE
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$10,284,870	$—	$—
North America	516,093,376	—	—
Investment Company	1,069,710	—	—

Total	$527,447,956	$—	$—
(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The International Equity Insights Fund utilizes fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

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3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP EQUITY INSIGHTS
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$51,013	$—	$—
Asia	358,165	—	—
Europe	789,042	—	—
North America	127,648,969	—	—
Investment Company	1,284,462	—	—
Securities Lending Reinvestment Vehicle	2,766,210	—	—

Total	$132,897,861	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(20,688)	$—	$—

STRATEGIC GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,206,252	$—	$—
North America	432,115,976	—	—
Investment Company	4,601,715	—	—
Securities Lending Reinvestment Vehicle	1,528,496	—	—

Total	$446,452,439	$—	$—

U.S. EQUITY INSIGHTS
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,270,353	$—	$—
North America	353,455,638	—	—
Securities Lending Reinvestment Vehicle	330,500	—	—

Total	$357,056,491	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4.    INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Statements of Assets and Liabilities	Assets(a)	Statements of Assets and Liabilities	Liabilities(a)
Equity Index	Equity	Variation margin on futures contracts	$21,889	—	$—
International Equity Insights	Equity	—	—	Variation margin on futures contracts	(23,910)

Small Cap Equity Insights	Equity	—	—	Variation margin on futures contracts	(20,688)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2021 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Equity Index

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$270,730	$(20,060)

International Equity Insights

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$160,803	$(49,265)

Small Cap Equity Insights

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$310,093	$(74,493)

For the six months ended June 30, 2021, the relevant values for each derivative type were as follows:

Average Number of Contracts(1)
Fund	Futures Contracts
Equity Index	9
International Equity Insights	22
Small Cap Equity Insights	18

(1)

Amounts disclosed represent average number of contracts for futures contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2021.

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5.    AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Growth Opportunities	0.87%	0.87%	0.78%	0.74%	0.73%	0.87%	0.82	%*
International Equity Insights	0.81	0.73	0.69	0.68	0.67	0.81	0.81
Large Cap Value	0.72	0.65	0.62	0.60	0.59	0.72	0.68	*
Mid Cap Value	0.77	0.77	0.69	0.66	0.65	0.77	0.77
Small Cap Equity Insights	0.70	0.70	0.63	0.60	0.59	0.70	0.70
Strategic Growth	0.71	0.64	0.61	0.59	0.58	0.71	0.71
U.S. Equity Insights	0.62	0.59	0.56	0.55	0.54	0.62	0.54	*

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management rate as defined in the Funds’ most recent prospectus. This waiver will remain in effect through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The Growth Opportunities, International Equity Insights, Large Cap Value, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2021, GSAM waived $198, $1, $374, $493, $285, $502 and $17 of the Growth Opportunities, International Equity Insights, Large Cap Value, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds’ management fees, respectively.

The Agreement for the Equity Index Fund provides for a contractual management fee at an annual rate equal to 0.30% of the Fund’s average daily net assets. The Investment Adviser has agreed to waive a portion of the management fee equal to 0.09% of the annual contractual rate applicable to the Equity Index Fund’s average daily net assets between $0 and $400 million and 0.10% of the annual contractual rate applicable to the Fund’s average daily net assets in excess of $400 million. This management fee waiver will remain in effect through at least April 30, 2022, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended June 30, 2021, the Fund paid GSAM an Effective Net Management Rate of 0.21%.

As authorized by the Agreement for the Equity Index Fund, GSAM has entered into a Sub-advisory Agreement with SSgA Funds Management, Inc. (“SSgA”) which serves as the sub-adviser to the Fund and provides the day-to-day advice regarding the Fund’s portfolio transactions. As compensation for its services, SSgA is entitled to a fee, accrued daily and paid monthly by GSAM, at the following annual rates of the Fund’s average daily net assets: 0.03% on the first $50 million, 0.02% on the next $200 million, 0.01% on the next $750 million and 0.008% over $1 billion. The effective Sub-advisory fee was 0.02% for the six months ended June 30, 2021.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5.    AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and Service (12b-1) Plan — The Trust, on behalf of Service Shares of each Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares. For the six months ended June 30, 2021 for the U.S. Equity Insights Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual rate of 0.21% of average daily net assets of the Fund. For the period from April 30, 2021 to June 30, 2021 for the Growth Opportunities Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual rate of 0.15% of average daily net assets of the Fund. These distribution and service fee waivers will remain in place through at least April 30, 2022, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees. Prior to April 30, 2021, Goldman Sachs had agreed to waive distribution and service fees so as not to exceed an annual rate of 0.16% of average daily net assets of the Growth Opportunities Fund.

C.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive its transfer agency fee attributable to the Service Shares of the Large Cap Value Fund. This arrangement will remain in place through at least April 30, 2022, and prior to such date Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

D.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Equity Index, Growth Opportunities, International Equity Insights, Large Cap Value, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds are 0.004%, 0.004%, 0.044%, 0.004%, 0.054%, 0.094%, 0.014% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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5.    AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Distribution and Service Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursement	Total Expense Reductions
Equity Index	$86,940	$—	$—	$141,957	$228,897
Growth Opportunities	18,750	37,025	—	117,693	173,468
International Equity Insights	1	—	—	187,715	187,716
Large Cap Value	94,891	—	30,477	148,261	273,629
Mid Cap Value	493	—	—	57,692	58,185
Small Cap Equity Insights	285	—	—	82,182	82,467
Strategic Growth	502	—	—	133,486	133,988
U.S. Equity Insights	135,310	11,248	—	148,999	295,557

E.  Line of Credit Facility — As of June 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

F.  Other Transactions with Affiliates — For the six months ended June 30, 2021, Goldman Sachs earned $53, $39, $436 and $919 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Growth Opportunities, Large Cap Value, Mid Cap Value and Strategic Growth Funds, respectively.

The following table provides information about the investment in shares of issuers of which a Fund is an affiliate as of and for the six months ended June 30, 2021:

Fund	Name of Affiliated Issuer	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
Equity Index	Goldman Sachs Group, Inc. (The)	$527,684	$—	$(36,610)	$15,565	$211,811	$718,450	1,893	$4,875

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5.    AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
Growth Opportunities	$739,866	$11,551,526	$(11,304,306)	$987,086	987,086	$151
International Equity Insights	—	236,408	(124,029)	112,379	112,379	—
Large Cap Value	396,415	45,920,962	(41,657,059)	4,660,318	4,660,318	266
Mid Cap Value	1,803,152	58,182,556	(58,915,998)	1,069,710	1,069,710	382
Small Cap Equity Insights	1,017,248	13,522,928	(13,255,714)	1,284,462	1,284,462	227
Strategic Growth	3,315,576	33,920,543	(32,634,404)	4,601,715	4,601,715	374
As of June 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 50% of the Institutional Shares of the Growth Opportunities Fund.

6.    PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, were as follows:

Fund	Purchases	Sales and Maturities
Equity Index	$1,488,121	$8,798,050
Growth Opportunities	25,251,411	32,276,136
International Equity Insights	84,117,865	86,473,022
Large Cap Value	164,749,288	210,387,989
Mid Cap Value	214,942,033	252,457,446
Small Cap Equity Insights	117,428,107	110,841,810
Strategic Growth	58,951,997	88,527,015
U.S. Equity Insights	360,719,764	375,554,959

7.    SECURITIES LENDING

The Growth Opportunities, Large Cap Value, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Equity Index, International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain

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7.    SECURITIES LENDING (continued)

qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Growth Opportunities, International Equity Insights, Large Cap Value, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Large Cap Value and Mid Cap Value Funds did not have securities on loan as of June 30, 2021.

Each of the Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds’ for the six months ended June 30, 2021, are reported under Investment Income on the Statements of Operations.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

7.    SECURITIES LENDING (continued)

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2021
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2021
Equity Index	$34	$276	$—
International Equity Insights	202	13	—
Small Cap Equity Insights	607	1,080	1,686,625
U.S. Equity Insights	7	—	—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021
Equity Index	$107,700	$163,050	$(245,950)	$24,800
Growth Opportunities	1,380,662	11,331,063	(11,434,420)	1,277,305
International Equity Insights	—	9,278,215	(8,355,715)	922,500
Mid Cap Value	1,354,889	7,498,781	(8,853,670)	—
Small Cap Equity Insights	639,178	9,271,230	(7,144,198)	2,766,210
Strategic Growth	4,259,666	36,654,063	(39,385,233)	1,528,496
U.S. Equity Insights	—	589,700	(259,200)	330,500

8.    TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2020, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Equity Index	Growth Opportunities	International Equity Insights	Large Cap Value
Capital loss carryforwards:
Perpetual short-term	$—	$—	$(9,204,202)	$(5,732,311)
Perpetual long-term	—	—	(2,522,288)	—
Total capital loss carryforwards	$—	$—	$(11,726,490)	$(5,732,311)
Timing differences (Real Estate Investment Trusts)	$4,735	$706	$—	$26,726

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8.    TAX INFORMATION (continued)

	Mid Cap Value	Small Cap Equity Insights	Strategic Growth	U.S. Equity Insights
Capital loss carryforwards:
Perpetual short-term	$(2,823,748)	$—	$—	$—
Perpetual long-term	—	—	—	—
Total capital loss carryforwards	$(2,823,748)	$—	$—	$—
Timing differences (Real Estate Investment Trusts)	$83,947	$52,295	$—	$37,855

As of June 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equity Index	Growth Opportunities	International Equity Insights	Large Cap Value
Tax cost	$55,048,088	$57,109,487	$91,277,511	$368,924,025
Gross unrealized gain	154,324,733	25,524,530	14,058,039	116,086,981
Gross unrealized loss	(6,372,457)	(671,091)	(2,042,019)	(6,184,433)
Net unrealized gain	$147,952,276	$24,853,439	$12,016,020	$109,902,548

	Mid Cap Value	Small Cap Equity Insights	Strategic Growth	U.S. Equity Insights
Tax cost	$399,798,182	$114,611,494	$201,104,549	$266,227,714
Gross unrealized gain	140,304,284	21,378,617	250,602,357	95,425,750
Gross unrealized loss	(12,654,510)	(3,092,250)	(5,254,467)	(4,596,973)
Net unrealized gain	$127,649,774	$18,286,367	$245,347,890	$90,828,777

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9.    OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

9.    OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund`s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats

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9.    OTHER RISKS (continued)

could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

10.    INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11.    SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12.    SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Index Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Service Shares
Shares sold	97,353	$2,016,859	172,523	$2,826,875
Reinvestment of distributions	—	—	772,925	14,476,879
Shares redeemed	(506,128)	(10,331,810)	(1,436,368)	(24,448,149)

NET DECREASE	(408,775)	$(8,314,951)	(490,920)	$(7,144,395)

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12.    SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Opportunities Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	10	$134	935	$11,972
Reinvestment of distributions	—	—	1,747	23,510
	10	134	2,682	35,482
Service Shares
Shares sold	160,971	2,156,833	704,687	8,063,451
Reinvestment of distributions	—	—	1,075,647	13,714,506
Shares redeemed	(651,775)	(8,784,856)	(2,222,571)	(25,079,859)
	(490,804)	(6,628,023)	(442,237)	(3,301,902)

NET DECREASE	(490,794)	$(6,627,889)	(439,555)	$(3,266,420)

	International Equity Insights Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	430,931	$3,973,005	1,077,909	$8,130,619
Reinvestment of distributions	—	—	85,749	717,721
Shares redeemed	(338,686)	(3,116,279)	(674,822)	(4,959,840)
	92,245	856,726	488,836	3,888,500
Service Shares
Shares sold	83,496	766,435	1,003,024	7,629,568
Reinvestment of distributions	—	—	68,869	579,185
Shares redeemed	(468,933)	(4,311,934)	(1,502,901)	(10,691,106)
	(385,437)	(3,545,499)	(431,008)	(2,482,353)

NET INCREASE (DECREASE)	(293,192)	$(2,688,773)	57,828	$1,406,147

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12.    SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	677,042	$6,925,558	1,674,921	$12,636,325
Reinvestment of distributions	—	—	522,367	4,769,205
Shares redeemed	(1,419,013)	(14,305,827)	(2,756,893)	(22,865,975)
	(741,971)	(7,380,269)	(559,605)	(5,460,445)
Service Shares
Shares sold	350,673	3,576,295	2,896,787	21,895,368
Reinvestment of distributions	—	—	908,552	8,295,083
Shares redeemed	(3,847,877)	(38,883,281)	(4,795,612)	(40,404,480)
	(3,497,204)	(35,306,986)	(990,273)	(10,214,029)

NET DECREASE	(4,239,174)	$(42,687,255)	(1,549,878)	$(15,674,474)

	Mid Cap Value Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	332,411	$6,369,576	1,072,386	$14,111,808
Reinvestment of distributions	—	—	384,030	6,463,230
Shares redeemed	(1,386,014)	(26,328,441)	(3,123,869)	(45,649,614)
	(1,053,603)	(19,958,865)	(1,667,453)	(25,074,576)
Service Shares
Shares sold	93,979	1,822,538	6,051,187	90,070,673
Reinvestment of distributions	—	—	168,701	2,864,537
Shares redeemed	(1,110,938)	(21,352,882)	(7,760,547)	(103,064,639)
	(1,016,959)	(19,530,344)	(1,540,659)	(10,129,429)

NET DECREASE	(2,070,562)	$(39,489,209)	(3,208,112)	$(35,204,005)

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12.    SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	1,199,811	$18,660,270	936,953	$10,144,169
Reinvestment of distributions	—	—	88,719	1,169,326
Shares redeemed	(662,501)	(10,388,932)	(1,067,788)	(11,796,332)
	537,310	8,271,338	(42,116)	(482,837)
Service Shares
Shares sold	129,135	2,000,934	204,097	2,017,902
Reinvestment of distributions	—	—	16,114	210,446
Shares redeemed	(225,350)	(3,464,514)	(191,110)	(2,189,717)
	(96,215)	(1,463,580)	29,101	38,631

NET INCREASE (DECREASE)	441,095	$6,807,758	(13,015)	$(444,206)

	Strategic Growth Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	372,041	$6,008,303	604,593	$7,949,713
Reinvestment of distributions	—	—	843,114	12,680,432
Shares redeemed	(764,396)	(12,314,392)	(1,460,048)	(19,161,362)
	(392,355)	(6,306,089)	(12,341)	1,468,783
Service Shares
Shares sold	222,177	3,520,504	6,377,786	74,689,888
Reinvestment of distributions	—	—	1,295,784	19,462,681
Shares redeemed	(1,507,802)	(23,997,211)	(11,218,495)	(126,288,249)
	(1,285,625)	(20,476,707)	(3,544,925)	(32,135,680)

NET DECREASE	(1,677,980)	$(26,782,796)	(3,557,266)	$(30,666,897)

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12.    SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Insights Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	426,646	$9,374,502	635,655	$11,594,488
Reinvestment of distributions	—	—	632,341	12,570,928
Shares redeemed	(931,389)	(20,353,880)	(2,268,793)	(41,014,558)
	(504,743)	(10,979,378)	(1,000,797)	(16,849,142)
Service Shares
Shares sold	104,960	2,336,731	116,235	2,117,630
Reinvestment of distributions	—	—	123,954	2,480,325
Shares redeemed	(266,244)	(5,824,156)	(619,902)	(11,353,169)
	(161,284)	(3,487,425)	(379,713)	(6,755,214)

NET DECREASE	(666,027)	$(14,466,803)	(1,380,510)	$(23,604,356)

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Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of the Goldman Sachs Variable Insurance Trust was held on January 8, 2021 to consider and act upon a proposal to approve a change to the Goldman Sachs Strategic Growth Fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and eliminate the Fund’s related fundamental investment restriction.

The shareholders voted as follows:

Proposal 1	For	Against/Withhold	Abstain

To approve a change to each respective Fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and to eliminate any related fundamental investment restriction for the Fund.	21,360,462.737	1,890,396.988	2,070,989.714

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Fund Expenses — Six Month Period Ended June 30, 2021 (Unaudited)

As a shareholder of Institutional or Service Shares of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (with respect to Service and Advisor Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Institutional Shares and Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds you do not incur any transaction costs, such as sales charges, redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Equity Index Fund				Growth Opportunities Fund				International Equity Insights Fund				Large Cap Value Fund
Share Class	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 06/30/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*
Institutional

Actual	N/A	N/A		N/A	$1,000	$1,062.50		$4.40	$1,000	$1,109.00		$4.50	$1,000	$1,142.40		$3.67
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,020.53	+	4.31	1,000	1,020.53	+	4.31	1,000	1,021.37	+	3.46
Service

Actual	$1,000	$1,150.40		$2.56	1,000	1,060.70		5.16	1,000	1,106.20		5.80	1,000	1,141.30		4.88
Hypothetical 5% return	1,000	1,022.41	+	2.41	1,000	1,019.79	+	5.06	1,000	1,019.29	+	5.56	1,000	1,020.23	+	4.61

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional	Service
Equity Index	N/A	0.48%
Growth Opportunities	0.86%	1.01
International Equity Insights	0.86	1.11
Large Cap Value	0.69	0.92

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Fund Expenses — Six Month Period Ended June 30, 2021 (Unaudited) (continued)

As a shareholder of Institutional or Service Shares of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (with respect to Service and Advisor Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Institutional Shares and Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds you do not incur any transaction costs, such as sales charges, redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Mid Cap Value Fund				Small Cap Equity Insights Fund				Strategic Growth Fund				U.S. Equity Insights Fund
Share Class	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 06/30/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*
Institutional

Actual	$1,000	$1,170.60		$4.47	$1,000	$1,221.30		$4.46	$1,000	$1,116.70		$3.83	$1,000	$1,165.80		$2.95
Hypothetical 5% return	1,000	1,020.68	+	4.16	1,000	1,020.78	+	4.06	1,000	1,021.17	+	3.66	1,000	1,022.07	+	2.76
Service

Actual	1,000	1,169.10		5.81	1,000	1,219.60		5.83	1,000	1,114.90		5.14	1,000	1,164.30		4.08
Hypothetical 5% return	1,000	1,019.44	+	5.41	1,000	1,019.54	+	5.31	1,000	1,019.93	+	4.91	1,000	1,021.03	+	3.81

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional	Service
Mid Cap Value	0.83%	1.08%
Small Cap Equity Insights	0.81	1.06
Strategic Growth	0.73	0.98
U.S. Equity Insights	0.55	0.76

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Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Equity Index, Goldman Sachs Growth Opportunities, Goldman Sachs International Equity Insights, Goldman Sachs Mid Cap Value, Goldman Sachs Large Cap Value, Goldman Sachs Small Cap Equity Insights, Goldman Sachs Strategic Growth, and Goldman Sachs U.S. Equity Insights Funds (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds and the sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Management Agreements, the “Agreements”) between the Investment Adviser and SSgA Funds Management, Inc. (the “Sub-Adviser”) on behalf of the Equity Index Fund.

The Agreements were most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to each Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index, and in the case of the Mid Cap Value Fund, Strategic Growth Fund, and U.S. Equity Insights Fund, a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(h)	information relating to the profitability of the Agreements and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending (in the case of the Equity Index Fund, International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund), portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices (in the case of the Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Value Fund, and Strategic Growth Fund), other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers (including the Sub-Adviser for the Equity Index Fund), and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Agreements; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates (including, with respect to the Equity Index Fund, the Investment Adviser’s oversight of the Sub-Adviser). The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the

95

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020 and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the performance of the Mid Cap Value Fund, Strategic Growth Fund, and U.S. Equity Insights Fund to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. In the case of International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund, they noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees noted that the Equity Index Fund’s Service Shares had placed in the top half of its peer group for the three-, five-, and ten-year periods and the third quartile for the one-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. The Trustees also observed that the amount that the Fund underperformed the benchmark index was approximately equal to Fund fees and expenses for the one-, three-, five-, and ten-year periods ended March 31, 2021. They observed that the Growth Opportunities Fund’s Institutional Shares had placed in the top half of its peer group for the three-, five-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2021. The Trustees noted that the International Equity Insights Fund’s Institutional Shares had placed in the third quartile of its peer group for the one-year period and in the fourth quartile for the three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five, and ten-year periods ended March 31, 2021. They considered that the Mid Cap Value Fund’s Institutional Shares had placed in the top half of its peer group for the three-year period and in the third quartile for the one-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended March 31, 2021. They noted that the Mid Cap Value Fund had experienced certain portfolio management changes in early 2021. The Trustees observed that the Large Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period, in the third quartile for the one- and five-year periods, and in the fourth quartile for the ten-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. They considered that the Small Cap Equity Insights Fund’s Institutional Shares had placed in the top half of its peer group for the five- and ten-year periods and in the third quartile for the one- and three-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five- and ten-year periods ended March 31, 2021. They observed that the Strategic Growth Fund’s Institutional Shares had placed in the top half of its peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021. The Trustees noted that the U.S. Equity Insights Fund’s Institutional Shares had placed in the top half of its peer group for the ten-year period, in the third quartile for the one- and five-year periods, and in the fourth quartile for the three-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Agreements and the fee rates payable by each Fund under the Management Agreement and, with respect to the Equity Index Fund, payable by the Investment Adviser under the Sub-Advisory Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and (with the exception of the Equity Index Fund) breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the International Equity Insights Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each Fund (with the exception of the Equity Index Fund) at the following annual percentage rates of the average daily net assets of the Funds:

	International Equity Insights Fund	Large Cap Value Fund	Strategic Growth Fund	U.S. Equity Insights Fund

First $1 billion	0.81%	0.72%	0.71%	0.62%

Next $1 billion	0.73	0.65	0.64	0.59

Next $3 billion	0.69	0.62	0.61	0.56

Next $3 billion	0.68	0.60	0.59	0.55

Over $8 billion	0.67	0.59	0.58	0.54

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GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

	Growth Opportunities Fund	Mid Cap Value Fund	Small Cap Equity Insights Fund

First $2 billion	0.87%	0.77%	0.70%

Next $3 billion	0.78	0.69	0.63

Next $3 billion	0.74	0.66	0.60

Over $8 billion	0.73	0.65	0.59

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Equity Index Fund, Growth Opportunities Fund, Large Cap Value Fund, and U.S. Equity Insights Fund) and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Large Cap Value Fund and the distribution and service fees paid by the Growth Opportunity Fund’s Service Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

With respect to the Equity Index Fund, the Trustees noted that, while its Management Agreement did not have breakpoints, the Investment Adviser had agreed to waive a portion of its management fee in order to achieve the following effective rates: 0.21% on the first $400 million of average daily net assets and 0.20% of average daily net assets in excess of $400 million. The Trustees noted that, in addition to the Investment Adviser’s management fee waiver mentioned above, the Fund’s total expenses were further reduced by the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Equity Index Fund, Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Value Fund, and Strategic Growth Fund; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the Equity Index Fund, International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund and fees earned by the Investment Adviser for managing the fund in which the securities lending cash collateral of the Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Value Fund, and Strategic Growth Fund is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the ability of the Equity Index Fund, Small Cap Equity Insights Fund, International Equity Insights Fund, and U.S. Equity Insights Fund to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Agreements should be approved and continued with respect to each Fund until June 30, 2022.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Sub-Advisory Agreement for the Equity Index Fund

Nature, Extent, and Quality of the Services Provided Under the Sub-Advisory Agreement and Investment Performance. In evaluating the Sub-Advisory Agreement, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and the Sub-Adviser. In evaluating the nature, extent, and quality of services provided by the Sub-Adviser, the Trustees considered information on the services provided to the Equity Index Fund by the Sub-Adviser, including information about the Sub-Adviser’s (a) personnel and organizational structure; (b) experience in index investing and track record in tracking the performance of the Fund’s benchmark in line with the investment objective of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. The Trustees reviewed the services provided to the Fund under the Sub-Advisory Agreement. They noted that the Fund’s Service Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index by an amount approximately equal to Fund fees and expenses for the one-, three-, five-, and ten-year periods ended March 31, 2021.

Costs of Services Provided. The Trustees reviewed the terms of the Sub-Advisory Agreement, including the schedule of fees payable to the Sub-Adviser. They considered the breakpoints in the sub-advisory fee rate payable under the Sub-Advisory Agreement at the following annual percentage rates of the average daily net assets of the Fund:

Average Daily Net Assets	Sub-Advisory Fee Annual Rate

First $50 Million	0.030%

Next $200 Million	0.020%

Next $750 Million	0.010%

Over $1 Billion	0.008%

The Trustees noted that the Sub-Adviser’s compensation is paid by the Investment Adviser, not by the Fund, and that the retention of the Sub-Adviser does not increase the fees incurred by the Fund for advisory services. They considered the Investment Adviser’s belief that the relationship between the management fees paid by the Fund and the sub-advisory fees paid by the Investment Adviser is appropriate given the level of services the Investment Adviser provides to the Fund and the significant differences in cost drivers and risks associated with the respective services offered by the Investment Adviser and the Sub-Adviser, as well as the management fee waivers and expense limitations that substantially reduce the fees retained by the Investment Adviser.

Conclusion. After deliberation and consideration of the information provided, the Trustees concluded that the sub-advisory fee to be paid by the Investment Adviser to the Sub-Adviser with respect to the Equity Index Fund is reasonable in light of the services to be provided by the Sub-Adviser and the Fund’s reasonably foreseeable asset levels, and that the Sub-Advisory Agreement should be approved and continued until June 30, 2022.

100

TRUSTEES	OFFICERS
Jessica Palmer, Chair	James A. McNamara, President
Dwight L. Bush	Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary
Kathryn A. Cassidy
Diana M. Daniels
Joaquin Delgado
James A. McNamara
Roy W. Templin
Gregory G. Weaver

GOLDMAN SACHS & CO. LLC

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Investment Adviser

200 West Street, New York,

New York 10282

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of transactions or matters addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

Fund holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Shares of the Goldman Sachs VIT Funds are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Funds are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a Fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Funds.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Funds’ objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Funds and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust Funds.

© 2021 Goldman Sachs. All rights reserved.

VITEQTYSAR-21 248341-OTU-1454584

Goldman

Sachs Variable Insurance Trust

Goldman Sachs Government

Money Market Fund

Semi-Annual Report

June 30, 2021

Goldman Sachs Government Money Market Fund

TABLE OF CONTENTS

Fund Basics	1

Schedule of Investments	3

Financial Statements	8

Financial Highlights	11

Notes to Financial Statements	13

Other Information	19

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

FUND BASICS

Government Money Market Fund

as of June 30, 2021

PERFORMANCE REVIEW1,2

January 1, 2021 – June 30, 2021	Fund Total Return (based on NAV)[3]	SEC 7-Day Current Yield[3]	iMoneyNet Institutional Average[4]
Institutional Shares	0.00%	0.01%	0.04%
Service Shares	0.00	0.01	0.04

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[2]

The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s total return reflects the reinvestment of dividends and other distributions.

[3]

The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of the Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects the Fund’s current earnings than do the Fund Total Return figures.

[4]	Source: iMoneyNet, Inc. June 2021. The iMoneyNet Institutional Average represents total return.

YIELD SUMMARY AS OF JUNE 30, 2021

Funds	7-Day Dist. Yield[5]	SEC 7-Day Effective Yield[6]	30-Day Average Yield[7]	Weighted Avg. Maturity (days)[8]	Weighted Avg. Life (days)[9]
Institutional Shares	0.01%	0.01%	0.01%	43	114
Service Shares	0.01	0.01	0.01	43	114

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[5]

The 7-Day Distribution Yield is an annualized measure of the Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[6]

The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[7]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[8]

The Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[9]

The Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

1

FUND BASICS

FUND COMPOSITION†

Security Type

(Percentage of Net Assets)

†

The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above chart may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 58.4%
U.S. Cash Management Bills
$11,000,000	0.035%		10/19/21	$10,998,824
200,000	0.051		10/19/21	199,969
1,200,000	0.051		10/26/21	1,199,805
United States Treasury Bills
15,000,000	0.101		07/01/21	15,000,000
15,491,500	0.051		07/06/21	15,491,392
5,000,000	0.081		07/06/21	4,999,944
17,500,000	0.091		07/08/21	17,499,694
5,240,000	0.051		07/13/21	5,239,913
14,424,000	0.056		07/13/21	14,423,736
12,500,000	0.091		07/15/21	12,499,563
8,262,000	0.041		07/20/21	8,261,826
20,300,000	0.056		07/20/21	20,299,411
15,000,000	0.096		07/22/21	14,999,169
8,400,000	0.030		07/27/21	8,399,818
15,000,000	0.086		07/29/21	14,999,008
842,000	0.030		08/03/21	841,977
200,000	0.041		08/05/21	199,992
12,000,000	0.071		08/05/21	11,999,183
5,494,000	0.025		08/10/21	5,493,847
6,200,000	0.051		08/12/21	6,199,638
26,178,000	0.035		08/17/21	26,176,804
800,000	0.010		08/19/21	799,989
25,000,000	0.061		08/19/21	24,997,958
13,000,000	0.061		09/02/21	12,998,635
28,800,000	0.061		09/09/21	28,796,640
35,775,000	0.025		09/16/21	35,773,087
16,500,000	0.056		09/16/21	16,498,059
4,000,000	0.041		09/30/21	3,999,596
3,700,000	0.035		10/07/21	3,699,647
28,000,000	0.035		10/28/21	27,996,761
19,700,000	0.035		11/12/21	19,697,433
200,000	0.025		11/18/21	199,981
2,800,000	0.026		11/18/21	2,799,720
1,100,000	0.030		11/18/21	1,099,872
200,000	0.051		12/02/21	199,957
7,428,000	0.041		12/09/21	7,426,671
19,600,000	0.041		12/16/21	19,596,341
47,700,000	0.056		12/23/21	47,687,247
37,500,000	0.056	(a)	12/30/21	37,489,573
800,000	0.058	(a)	12/30/21	799,767
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
55,000,000	0.084	(b)	04/30/23	55,002,967
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
25,000,000	0.099	(b)	01/31/23	25,004,018
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.06%)
7,000,000	0.105		07/31/22	7,002,034
4,600,000	0.105		10/31/22	4,601,653
United States Treasury Notes
3,100,000	2.625		07/15/21	3,103,018
700,000	1.125		07/31/21	700,591

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
800,000	2.125		08/15/21	802,015
1,300,000	1.125		08/31/21	1,302,210
300,000	1.500		08/31/21	300,697
700,000	2.000		08/31/21	702,218
200,000	1.500		09/30/21	200,711
2,600,000	1.250		10/31/21	2,610,237
500,000	0.061		11/15/21	514,845
1,000,000	0.061		11/15/21	1,029,691
600,000	2.875		11/15/21	606,286
800,000	1.500		11/30/21	804,745
100,000	1.750		11/30/21	100,696
1,300,000	2.625		12/15/21	1,315,143
2,100,000	2.000		12/31/21	2,120,262
900,000	2.125		12/31/21	909,250
104,000	2.500		01/15/22	105,362
100,000	1.500		01/31/22	100,830
200,000	1.875		01/31/22	202,098
727,800	0.125		06/30/22	727,984
2,125,000	1.750		07/15/22	2,161,393

TOTAL U.S. TREASURY OBLIGATIONS				$620,011,401

Variable Rate Obligations(b) – 12.3%
Federal Farm Credit Bank (1 Mo. LIBOR + 0.03%)
$3,100,000	0.103%		09/15/21	$3,099,987
Federal Farm Credit Bank (1 Mo. LIBOR + 0.09%)
500,000	0.163		09/13/21	500,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.10%)
1,100,000	0.181		09/09/21	1,100,000
1,000,000	0.196		12/23/21	1,000,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.13%)
600,000	0.233		11/05/21	600,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.07%)
700,000	0.124		07/02/21	700,000
Federal Farm Credit Bank (FEDL01 + 0.00%)
800,000	0.100		02/17/23	800,000
Federal Farm Credit Bank (FEDL01 + 0.12%)
1,200,000	0.215		02/14/22	1,200,000
Federal Farm Credit Bank (FEDL01 + 0.17%)
1,900,000	0.270		01/13/22	1,899,923
Federal Farm Credit Bank (FEDL01 + 0.20%)
2,100,000	0.300		11/29/21	2,099,992
Federal Farm Credit Bank (FEDL01 + 0.21%)
1,300,000	0.310		12/13/21	1,299,953
Federal Farm Credit Bank (Prime Rate – 2.87%)
500,000	0.380		02/07/22	499,970
Federal Farm Credit Bank (Prime Rate – 2.94%)
800,000	0.310		11/08/21	800,000
Federal Farm Credit Bank (Prime Rate – 2.96%)
1,100,000	0.290		12/13/21	1,099,976
Federal Farm Credit Bank (Prime Rate – 3.02%)
1,800,000	0.234		01/13/22	1,800,000

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations(b) – (continued)
Federal Farm Credit Bank (Prime Rate – 3.10%)
$1,600,000	0.150%		12/02/22	$1,600,000
Federal Farm Credit Bank (Prime Rate – 3.11%)
1,200,000	0.140		11/21/22	1,199,932
Federal Farm Credit Bank (Prime Rate – 3.13%)
500,000	0.125		02/01/23	500,000
Federal Farm Credit Bank (Prime Rate – 3.15%)
900,000	0.105		04/13/23	899,951
Federal Farm Credit Bank (Prime Rate – 3.16%)
1,100,000	0.095		01/31/22	1,099,974
Federal Farm Credit Bank (Prime Rate – 3.17%)
400,000	0.085		11/25/22	400,000
Federal Farm Credit Bank (SOFR + 0.13%)
500,000	0.180		02/11/22	500,000
Federal Farm Credit Bank (SOFR + 0.18%)
2,800,000	0.230		01/14/22	2,798,612
Federal Home Loan Bank (3 Mo. LIBOR – 0.09%)
2,700,000	0.109		07/06/21	2,700,000
Federal Home Loan Bank (SOFR + 0.17%)
4,200,000	0.220		07/21/22	4,200,000
Federal Home Loan Bank (SOFR + 0.35%)
10,000,000	0.400		09/23/21	10,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.29%)
10,000,000	0.340		10/01/21	10,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)
21,400,000	0.350		09/24/21	21,400,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)
2,000,000	0.360		01/03/22	2,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)
5,000,000	0.370		09/27/21	5,000,000
3,500,000	0.370		09/30/21	3,500,000
Federal National Mortgage Association (SOFR + 0.10%)
700,000	0.151		12/03/21	699,249
Federal National Mortgage Association (SOFR + 0.29%)
3,300,000	0.340		10/04/21	3,300,000
Federal National Mortgage Association (SOFR + 0.30%)
6,500,000	0.350		09/24/21	6,500,000
Federal National Mortgage Association (SOFR + 0.34%)
10,500,000	0.390		10/20/21	10,500,000
9,275,000	0.390		12/30/21	9,275,000
7,000,000	0.390		01/21/22	7,000,000
Federal National Mortgage Association (SOFR + 0.35%)
2,000,000	0.400		10/15/21	2,000,000
Federal National Mortgage Association (SOFR + 0.36%)
1,000,000	0.410		01/20/22	1,000,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
1,000,000	0.038		07/07/21	1,000,000
1,532,913	0.038		07/07/21	1,532,913
2,186,701	0.038		07/07/21	2,186,701

TOTAL VARIABLE RATE OBLIGATIONS				$131,292,133

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$751,303,534

Repurchase Agreements(c) – 32.8%
Bank of Montreal
$1,500,000	0.050	(d)	07/07/21	$1,500,000
Maturity Value: $1,500,188
Settlement Date: 04/20/21

Collateralized by Federal National Mortgage Association, 1.500%
to 6.500%, due 03/01/22 to 06/01/51 and Government National
Mortgage Association, 3.500%, due 06/20/51. The aggregate
market value of the collateral, including accrued interest, was
$1,545,000.

5,000,000	0.070	(d)	07/07/21	5,000,000
Maturity Value: $5,000,612
Settlement Date: 06/21/21

Collateralized by Federal National Mortgage Association, 2.000%
to 8.000%, due 09/01/25 to 06/01/51 and Government National
Mortgage Association, 3.000%, due 05/20/51. The aggregate
market value of the collateral, including accrued interest, was
$5,149,999.

3,000,000	0.110	(d)	07/07/21	3,000,000
Maturity Value: $3,001,659
Settlement Date: 01/07/21
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/29 to 08/15/32. The aggregate market value of the collateral, including accrued interest, was $3,060,000.

BNP Paribas
2,500,000	0.055	(d)	07/07/21	2,500,000
Maturity Value: $2,500,695
Settlement Date: 06/29/21

Collateralized by U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 08/15/30 to 05/15/34 and a U.S. Treasury
Principal-Only Stripped Security, 0.000%, due 08/15/43. The
aggregate market value of the collateral, including accrued
interest, was $2,550,000.

7,000,000	0.060	(d)	07/07/21	7,000,000
Maturity Value: $7,002,112
Settlement Date: 02/19/21

Collateralized by Federal Farm Credit Bank, 1.950%, due
08/13/40, Federal Home Loan Mortgage Corp., 4.000%, due
02/01/34, Federal National Mortgage Association, 2.000% to
8.000%, due 02/01/23 to 08/01/58, Government National
Mortgage Association, 5.000%, due 04/15/38, U.S. Treasury
Bills, 0.000%, due 09/09/21 to 10/07/21, a U.S. Treasury Bond,
3.000%, due 11/15/44, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 02/15/26 to 05/15/43 and a U.S.
Treasury Note, 2.000%, due 04/30/24. The aggregate market
value of the collateral, including accrued interest, was
$7,141,048.

7,500,000	0.060	(d)	07/07/21	7,500,000
Maturity Value: $7,502,325
Settlement Date: 03/05/21

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/02/21, a
U.S. Treasury Bond, 8.125%, due 08/15/21, a U.S. Treasury
Inflation-Indexed Bond, 1.375%, due 02/15/44, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 02/15/31 to
05/15/34 and U.S. Treasury Principal-Only Stripped Securities,
0.000%, due 11/15/39 to 02/15/44. The aggregate market value of the collateral, including accrued interest, was $7,650,000.

15,000,000	0.060	(d)	07/07/21	15,000,000

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
Maturity Value: $15,004,525
Settlement Date: 02/19/21

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/09/21, U.S.
Treasury Interest-Only Stripped Securities, 0.000%, due
05/15/25 to 02/15/33, a U.S. Treasury Note, 2.000%, due
02/15/25 and U.S. Treasury Principal-Only Stripped Securities,
0.000%, due 05/15/39 to 02/15/50. The aggregate market value of the collateral, including accrued interest, was $15,300,044.

$17,000,000	0.060	% (d)	07/07/21	$17,000,000
Maturity Value: $17,005,270
Settlement Date: 03/05/21

Collateralized by Federal National Mortgage Association, 1.500%
to 2.500%, due 09/01/50 to 01/01/51, a U.S. Treasury Bill,
0.000%, due 01/27/22, a U.S. Treasury Bond, 3.125%, due
11/15/41, a U.S. Treasury Inflation-Indexed Bond, 3.625%, due
04/15/28, a U.S. Treasury Inflation-Indexed Note, 0.125%, due
07/15/26, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 05/15/31 to 11/15/34 and a U.S. Treasury
Principal-Only Stripped Security, 0.000%, due 11/15/48. The
aggregate market value of the collateral, including accrued
interest, was $17,357,977.

Canadian Imperial Bank of Commerce
4,000,000	0.055	(d)	07/07/21	4,000,000
Maturity Value: $4,001,112
Settlement Date: 06/24/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000%,
due 05/01/51 and Federal National Mortgage Association,
2.000% to 3.500%, due 12/01/35 to 01/01/51. The aggregate
market value of the collateral, including accrued interest, was
$4,120,070.

5,000,000	0.055	(d)	07/07/21	5,000,000
Maturity Value: $5,001,390
Settlement Date: 06/24/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
3.500%, due 10/01/42 to 05/01/51 and Federal National
Mortgage Association, 3.500%, due 01/01/51. The aggregate
market value of the collateral, including accrued interest, was
$5,150,083.

3,500,000	0.070	(d)	07/07/21	3,500,000
Maturity Value: $3,501,225
Settlement Date: 02/05/21

Collateralized by U.S. Treasury Bonds, 1.125% to 4.625%, due
02/15/40 to 08/15/50, U.S. Treasury Inflation-Indexed Bonds,
0.125% to 0.875%, due 02/15/45 to 02/15/51, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.500%, due 10/15/24 to
07/15/29 and U.S. Treasury Notes, 0.125% to 3.125%, due
06/30/22 to 02/15/30. The aggregate market value of the
collateral, including accrued interest, was $3,570,062.

3,500,000	0.090	(d)	07/07/21	3,500,000
Maturity Value: $3,501,575
Settlement Date: 01/28/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
3.500%, due 10/01/42 to 05/01/51, Federal National Mortgage
Association, 2.000% to 5.500%, due 07/01/34 to 05/01/51 and
Government National Mortgage Association, 2.500%, due
06/20/51. The aggregate market value of the collateral,
including accrued interest, was $3,605,120.

3,500,000	0.090	(d)	07/07/21	3,500,000

Repurchase Agreements(c) – (continued)
Canadian Imperial Bank of Commerce – (continued)
Maturity Value: $3,501,575
Settlement Date: 01/29/21
Collateralized by Federal National Mortgage Association, 2.000% to 4.500%, due 07/01/34 to 05/01/51. The aggregate market value of the collateral, including accrued interest, was $3,604,998.

Joint Account III
205,400,000	0.053		07/01/21	205,400,000
Maturity Value: $205,400,300

Royal Bank of Canada
2,000,000	0.060	(d)	07/07/21	2,000,000
Maturity Value: $2,000,717
Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 08/01/48. The market value of the collateral, including accrued interest, was $2,040,000.
10,000,000	0.060	(d)	07/07/21	10,000,000
Maturity Value: $10,003,567
Settlement Date: 06/24/21

Collateralized by Federal Home Loan Mortgage Corp., 3.000%,
due 07/01/51 and Federal National Mortgage Association,
2.000% to 4.500%, due 02/01/31 to 07/01/51. The aggregate
market value of the collateral, including accrued interest, was
$10,200,001.

1,600,000	0.070	(d)	07/07/21	1,600,000
Maturity Value: $1,600,563
Settlement Date: 03/02/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51 and Federal National
Mortgage Association, 2.000% to 5.000%, due 09/01/40 to
05/01/58. The aggregate market value of the collateral,
including accrued interest, was $1,632,000.

6,500,000	0.070	(d)	07/07/21	6,500,000
Maturity Value: $6,502,300
Settlement Date: 02/08/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 06/01/48 to 07/01/51 and Federal National
Mortgage Association, 2.000% to 4.000%, due 09/01/40 to
05/01/58. The aggregate market value of the collateral,
including accrued interest, was $6,630,000.

6,500,000	0.070	(d)	07/07/21	6,500,000
Maturity Value: $6,502,288
Settlement Date: 02/09/21

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
4.500%, due 12/01/29 to 07/01/51 and Federal National
Mortgage Association, 2.000% to 4.000%, due 09/01/40 to
05/01/58. The aggregate market value of the collateral,
including accrued interest, was $6,629,999.

12,000,000	0.070	(d)	07/07/21	12,000,000
Maturity Value: $12,004,177
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 01/01/29 to 05/01/51 and Federal National
Mortgage Association, 2.000% to 5.000%, due 09/01/40 to
05/01/58. The aggregate market value of the collateral,
including accrued interest, was $12,240,002.

26,000,000	0.070	(d)	07/07/21	26,000,000

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Royal Bank of Canada – (continued)
Maturity Value: $26,009,100
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 4.500%, due 12/01/29 to 07/01/51 and Federal National Mortgage Association, 2.000% to 4.000%, due 09/01/40 to 05/01/58. The aggregate market value of the collateral, including accrued interest, was $26,520,001.

TOTAL REPURCHASE AGREEMENTS			$348,000,000

TOTAL INVESTMENTS – 103.5%			$1,099,303,534

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.5)%			(37,547,417)

NET ASSETS – 100.0%			$1,061,756,117

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Unless noted, all repurchase agreements were entered into on June 30, 2021. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
LIBOR	—London Interbank Offered Rates
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At June 30, 2021, the Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of July 1, 2021, as follows:

Principal Amount	Maturity Value	Collateral Value
$205,400,000	$205,400,300	$211,505,325

REPURCHASE AGREEMENTS — At June 30, 2021, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.050%	$64,863,158
Bank of America, N.A.	0.050	54,052,632
Bank of Nova Scotia (The)	0.060	54,052,631
BofA Securities, Inc.	0.050	32,431,579

TOTAL		$205,400,000

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

At June 30, 2021, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 4.000%	08/01/46 to 07/01/51
Federal National Mortgage Association	0.000 to 9.000	08/01/21 to 07/01/60
Government National Mortgage Association	2.500 to 3.500	04/20/48 to 01/20/51
U.S. Treasury Notes	1.250 to 2.500	02/28/22 to 06/30/28

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments based on amortized cost	$751,303,534
Repurchase agreements based on amortized cost	348,000,000
Cash	69,153
Receivables:
Fund shares sold	3,439,235
Interest	184,383
Reimbursement from investment advisor	17,175
Other assets	24,227

Total assets	1,103,037,707

Liabilities:
Payables:
Investments purchased	38,289,340
Fund shares redeemed	2,823,527
Management fees	65,273
Accrued expenses	103,450

Total liabilities	41,281,590

Net Assets:
Paid-in capital	1,061,763,831
Total distributable earnings (loss)	(7,714)

NET ASSETS	$1,061,756,117

Net asset value, offering and redemption price per share	$1.00
Net Assets:
Institutional Shares	$552,509,109
Service Shares	509,247,008

Total Net Assets	$1,061,756,117
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	552,513,133
Service Shares	509,250,679

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:

Interest income	$593,955

Expenses:
Management fees	894,911
Distribution and Service fees — Service Shares	672,849
Transfer Agency fees(a)	111,854
Professional fees	50,651
Printing and mailing fees	23,572
Custody, accounting and administrative services	27,803
Trustee fees	10,453
Registration fees	791
Other	4,954

Total expenses	1,797,838

Less — expense reductions	(1,213,328)

Net expenses	584,510

NET INVESTMENT INCOME	$9,445

Net realized gain from investment transactions	5,742

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,187

(a) Institutional and Service Shares incurred Transfer Agency fees of $58,030 and $53,824, respectively.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020

From operations:
Net investment income	$9,445	$2,857,766
Net realized gain from investment transactions	5,742	154,527

Net increase in net assets resulting from operations	15,187	3,012,293

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(17,702)	(1,973,720)
Service Shares	(16,419)	(1,094,236)

Total distributions to shareholders	(34,121)	(3,067,956)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	315,364,123	1,674,758,015
Reinvestment of distributions	34,092	3,064,523
Cost of shares redeemed	(415,255,552)	(1,230,029,220)

Net increase (decrease) in net assets resulting from share transactions	(99,857,337)	447,793,318

TOTAL INCREASE (DECREASE)	(99,876,271)	447,737,655

Net assets:

Beginning of period	1,161,632,388	713,894,733

End of period	$1,061,756,117	$1,161,632,388

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Money Market Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.004	0.021	0.017	0.008	0.003

Distributions to shareholders from net investment income(c)	—	(b)	(0.004)	(0.021)	(0.017)	(0.008)	(0.003)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—%		0.43%	2.11%	1.74%	0.76%	0.29%

Net assets, end of period (in 000’s)	$552,509		$582,216	$363,783	$411,447	$302,507	$206,987

Ratio of net expenses to average net assets	0.10	%(e)	0.18%	0.18%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets	0.20	%(e)	0.20%	0.21%	0.23%	0.27%	0.30%

Ratio of net investment income to average net assets	—	%(e)(f)	0.35%	2.06%	1.73%	0.76%	0.31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Money Market Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.003	0.018	0.015	0.005	— (b)

Distributions to shareholders from net investment income(c)	—	(b)	(0.003)	(0.018)	(0.015)	(0.005)	— (b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—%		0.27%	1.86%	1.48%	0.51%	0.04%

Net assets, end of period (in 000’s)	$509,247		$579,416	$350,112	$368,652	$354,248	$375,580

Ratio of net expenses to average net assets	0.10	%(e)	0.33%	0.43%	0.43%	0.43%	0.44%

Ratio of total expenses to average net assets	0.45	%(e)	0.45%	0.46%	0.48%	0.52%	0.55%

Ratio of net investment income to average net assets	—	%(e)(f)	0.19%	1.81%	1.48%	0.51%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.    ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Money Market Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional Shares and Service Shares. Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between the Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the

Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

13

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

As of December 31, 2020, the Fund’s certain timing differences on a tax basis were as follows:

Timing differences (Distribution Payable)	$(858)

The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and had concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E.   Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

3.    INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of June 30, 2021, all investments and repurchase agreements are classified as Level 2 of the fair value hierarchy. Please refer to the Schedule of Investments for further detail.

4.     AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B.  Distribution and Service (12b-1) Plan — The Trust, on behalf of the Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

C.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly at an annual rate of 0.02% of the Fund’s average daily net assets of Institutional Shares and Service Shares.

D.  Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other

15

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4.     AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

Expense” limitation described above. For the six months ended June 30, 2021, these expense reductions, including any fee waiver and Other Expense reimbursements, were as follows:

Management Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Transfer Agency Waiver	Other Expense Reimbursements	Total Expense Reductions

$326,390	$672,849	$111,854	$102,235	$1,213,328

E.  Contractual and Net Fund Expenses — The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser or transfer agent may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The following table outlines such fees (net of waivers) and Other Expenses (net of reimbursements and custodian and transfer agency fee credit reductions) in order to determine the Fund’s net annualized expenses for the fiscal year. The Fund is not obligated to reimburse Goldman Sachs for prior fiscal year fee waivers, if any.

	Institutional Shares		Service Shares
Fee/Expense Type	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2021	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2021
Management Fee	0.16%	0.10%	0.16%	0.10%
Distribution and Service Fees	N/A	N/A	0.25	0.00
Transfer Agency Fees	0.02	0.00	0.02	0.00
Other Expenses	—	0.00 (a)	—	0.00 (a)
Net Expenses		0.10%		0.10%

(a)	Amount is less than 0.005% of average net assets.
N/A	— Fees not applicable to respective share class.

F.  Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

G.  Line of Credit Facility — As of June 30, 2021, the Fund participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Fund did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

5.    OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk— Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily. monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

5.    OTHER RISKS (continued)

an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBORs will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

6.    INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7.    OTHER MATTERS

New Accounting Standards — In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04,

“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

7.    OTHER MATTERS (continued)

provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

8.    SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

9.    SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
Institutional Shares*
Shares sold	213,452,892	1,110,386,804
Reinvestment of distributions	17,687	1,972,393
Shares redeemed	(243,168,207)	(893,897,149)
	(29,697,628)	218,462,048
Service Shares*
Shares sold	101,911,231	564,371,211
Reinvestment of distributions	16,405	1,092,130
Shares redeemed	(172,087,345)	(336,132,071)
	(70,159,709)	229,331,270

NET INCREASE (DECREASE) IN SHARES	(99,857,337)	447,793,318

*	Valued at $1.00 per share.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Fund Expenses — Six Month Period Ended June 30, 2021 (Unaudited)

As a shareholder of Institutional Shares and Service Shares of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid for the 6 Months Ended 6/30/21*
Institutional Shares

Actual	$1,000.00	$1,000.03	$0.50
Hypothetical 5% return	$1,000.00	$1,024.30+	$0.50
Service Shares

Actual	$1,000.00	$1,000.03	$0.50
Hypothetical 5% return	$1,000.00	$1,024.30+	$0.50

*

Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year (or, since inception, if shorter); and then dividing that result by the number of days in the period. The annualized net expense ratios for the period were 0.10% and 0.10% for Institutional Shares and Service Shares, respectively.

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratio and an assumed rate of return of 5% per year before expenses.

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Government Money Market Fund (the “Fund”) is an investment portfolio of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2020. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Fund in light of its investment policies and strategies. They noted that the Fund has operated in a generally challenging yield environment since 2009 and, although yields had improved by early 2020, yields

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

had subsequently decreased to near zero following the market disruptions related to the COVID-19 pandemic and related actions by the Federal Reserve, including two emergency interest rate cuts in March 2020. As a result, although the Investment Adviser was generally able to reduce the amount of fees waived and/or reimbursed through 2019 and early 2020, it has since that time increased the amount of fees waived and/or reimbursed in order to maintain a competitive, non-negative yield for the Fund in the current near-zero yield environment. The Trustees acknowledged that the current yield environment poses unique challenges for the broader money market fund industry. The Trustees also acknowledged the uncertainty of the future interest rate environment in the United States, including indications from the Federal Reserve that it will likely not raise interest rates in the near term due to the continued economic impacts of the COVID-19 pandemic. The Trustees also observed that the Fund had continued to experience asset growth, partly as a result of changes to investor sentiment in response to the recent market disruptions. The Trustees considered that the Fund faces heightened yield pressures in the current yield environment due to the comparatively lower yields on government securities and the increased demand for government securities in connection with the changes to investor sentiment. The Trustees considered that, during the relevant period, the Investment Adviser had voluntarily waived fees for the Fund in order to maintain a competitive, non-negative yield. The Trustees also considered that the Fund had maintained a stable net asset value per share. In light of these considerations, the Trustees believed that the Fund was providing investment performance within a competitive range for investors.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They noted that the Investment Adviser and Goldman Sachs had waived fees and/or reimbursed expenses for the Fund in order to maintain a competitive, non-negative yield. The Trustees also acknowledged the growth of the Fund in recent periods. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

22

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Fund by the Investment Adviser.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the U.S. Securities and Exchange Commission permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (f) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2022.

23

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Investment Adviser

200 West Street, New York

New York 10282

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of transaction or matter addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

The web site links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these web sites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these web sites.

Fund holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Shares of the Goldman Sachs VIT Funds are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider the Fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust — Goldman Sachs Government Money Market Fund.

© 2021 Goldman Sachs. All rights reserved.

248336-OTU-1455950 VITMMSAR-21

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Reports to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)		Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)		Not applicable to open-end investment companies.

(a)(4)		There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

/s/ James A. McNamara
By: James A. McNamara
President/Chief Executive Officer of
Goldman Sachs Variable Insurance Trust

Date: August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James A. McNamara
By: James A. McNamara
President/Chief Executive Officer of
Goldman Sachs Variable Insurance Trust

Date: August 24, 2021

/s/ Joseph F. DiMaria
By: Joseph F. DiMaria
Principal Financial Officer of
Goldman Sachs Variable Insurance Trust

Date: August 24, 2021